FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$59,366,394	$87,009,162	$158,933,990	$7,208,432	$7,167,671
Net Assets	$59,366,394	$87,009,162	$158,933,990	$7,208,432	$7,167,671

NET ASSETS, representing:
Accumulation units	$59,366,394	$87,009,162	$158,933,990	$7,208,432	$7,167,671
	$59,366,394	$87,009,162	$158,933,990	$7,208,432	$7,167,671

Units outstanding	46,019,971	26,325,198	24,768,730	1,557,198	1,689,722

Portfolio shares held	5,936,639	6,080,305	1,632,436	162,352	183,457
Portfolio net asset value per share	$10.00	$14.31	$97.36	$44.40	$39.07
Investment in portfolio shares, at cost	$59,366,394	$74,242,595	$67,384,823	$3,140,094	$3,461,218

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$3,176,465	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	869,959	1,142,714	1,779,718	97,644	92,134
NET INVESTMENT INCOME (LOSS)	2,306,506	(1,142,714)	(1,779,718)	(97,644)	(92,134)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,442,142	13,980,292	659,333	768,176
Net change in unrealized appreciation (depreciation) on investments	—	4,632,052	21,578,594	502,405	264,442
NET GAIN (LOSS) ON INVESTMENTS	—	6,074,194	35,558,886	1,161,738	1,032,618

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,306,506	$4,931,480	$33,779,168	$1,064,094	$940,484
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$144,222,887	$78,062,779	$3,204,378	$380,093,401	$38,424,897
Net Assets	$144,222,887	$78,062,779	$3,204,378	$380,093,401	$38,424,897

NET ASSETS, representing:
Accumulation units	$144,222,887	$78,062,779	$3,204,378	$380,093,401	$38,424,897
	$144,222,887	$78,062,779	$3,204,378	$380,093,401	$38,424,897

Units outstanding	28,938,103	13,048,077	338,649	42,194,030	8,912,163

Portfolio shares held	2,853,074	11,791,961	75,062	3,287,152	696,356
Portfolio net asset value per share	$50.55	$6.62	$42.69	$115.63	$55.18
Investment in portfolio shares, at cost	$57,916,812	$63,080,958	$2,506,802	$182,313,882	$15,589,718

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,129,932	1,154,898	36,808	4,325,960	536,575
NET INVESTMENT INCOME (LOSS)	(2,129,932)	(1,154,898)	(36,808)	(4,325,960)	(536,575)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,263,334	1,844,836	154,646	28,045,059	3,298,329
Net change in unrealized appreciation (depreciation) on investments	6,753,321	6,843,553	(91,451)	55,714,953	3,324,421
NET GAIN (LOSS) ON INVESTMENTS	20,016,655	8,688,389	63,195	83,760,012	6,622,750

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$17,886,723	$7,533,491	$26,387	$79,434,052	$6,086,175
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$267,523,975	$109,419,108	$11,249,781	$38,720,036	$46,865,994
Net Assets	$267,523,975	$109,419,108	$11,249,781	$38,720,036	$46,865,994

NET ASSETS, representing:
Accumulation units	$267,523,975	$109,419,108	$11,249,781	$38,720,036	$46,865,994
	$267,523,975	$109,419,108	$11,249,781	$38,720,036	$46,865,994

Units outstanding	29,978,499	10,630,155	4,959,149	6,798,244	10,151,656

Portfolio shares held	1,888,360	1,873,615	749,486	1,394,814	1,600,068
Portfolio net asset value per share	$141.67	$58.40	$15.01	$27.76	$29.29
Investment in portfolio shares, at cost	$53,008,067	$75,902,792	$10,587,107	$33,632,487	$44,313,664

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$107,067	$807,341	$331,130

EXPENSES
Charges for mortality and expense risk, and
for administration	3,499,059	1,053,523	158,432	541,524	646,353
NET INVESTMENT INCOME (LOSS)	(3,499,059)	(1,053,523)	(51,365)	265,817	(315,223)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	1,579,404	1,068,582
Net realized gain (loss) on shares redeemed	31,157,559	3,732,342	(7,059)	777,314	(118,483)
Net change in unrealized appreciation (depreciation) on investments	70,996,200	9,524,543	1,609,504	289,194	8,440,259
NET GAIN (LOSS) ON INVESTMENTS	102,153,759	13,256,885	1,602,445	2,645,912	9,390,358

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$98,654,700	$12,203,362	$1,551,080	$2,911,729	$9,075,135
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$46,056,306	$38,877,479	$13,018,229	$57,737,731	$15,879,211
Net Assets	$46,056,306	$38,877,479	$13,018,229	$57,737,731	$15,879,211

NET ASSETS, representing:
Accumulation units	$46,056,306	$38,877,479	$13,018,229	$57,737,731	$15,879,211
	$46,056,306	$38,877,479	$13,018,229	$57,737,731	$15,879,211

Units outstanding	7,289,454	8,215,095	2,137,886	7,578,759	2,782,980

Portfolio shares held	1,020,073	924,114	407,201	957,667	1,302,642
Portfolio net asset value per share	$45.15	$42.07	$31.97	$60.29	$12.19
Investment in portfolio shares, at cost	$31,991,452	$30,017,831	$10,265,901	$41,352,705	$12,000,696

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$62,220	$596,095	$63,692	$—	$390,632

EXPENSES
Charges for mortality and expense risk, and
for administration	598,516	551,873	171,739	746,746	231,429
NET INVESTMENT INCOME (LOSS)	(536,296)	44,222	(108,047)	(746,746)	159,203

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	673,132	4,211,658	1,355,030
Net realized gain (loss) on shares redeemed	1,502,473	1,072,861	396,052	1,856,892	891,744
Net change in unrealized appreciation (depreciation) on investments	13,724,542	2,434,275	1,443,095	10,360,430	(1,264,551)
NET GAIN (LOSS) ON INVESTMENTS	15,227,015	3,507,136	2,512,279	16,428,980	982,223

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$14,690,719	$3,551,358	$2,404,232	$15,682,234	$1,141,426
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)**	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)**
ASSETS
Investment in the portfolios, at fair value	$17,686,237	$—	$15,723,201	$7,794,830	$—
Net Assets	$17,686,237	$—	$15,723,201	$7,794,830	$—

NET ASSETS, representing:
Accumulation units	$17,686,237	$—	$15,723,201	$7,794,830	$—
	$17,686,237	$—	$15,723,201	$7,794,830	$—

Units outstanding	3,372,214	—	5,089,869	2,490,997	—

Portfolio shares held	1,327,796	—	2,519,744	116,410	—
Portfolio net asset value per share	$13.32	$—	$6.24	$66.96	$—
Investment in portfolio shares, at cost	$22,122,942	$—	$20,474,035	$6,456,379	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/8/2023**	12/31/2023	12/31/2023	6/9/2023**

INVESTMENT INCOME
Dividend income	$—	$—	$190,901	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	224,835	370,198	205,364	102,064	343,019
NET INVESTMENT INCOME (LOSS)	(224,835)	(370,198)	(14,463)	(102,064)	(343,019)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	1,524,962	541,857	—
Net realized gain (loss) on shares redeemed	(894,628)	24,403,591	(962,832)	198,664	26,935,075
Net change in unrealized appreciation (depreciation) on investments	4,753,266	(17,655,773)	3,406,137	1,429,204	(26,620,696)
NET GAIN (LOSS) ON INVESTMENTS	3,858,638	6,747,818	3,968,267	2,169,725	314,379

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,633,803	$6,377,620	$3,953,804	$2,067,661	$(28,640)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)**	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
ASSETS
Investment in the portfolios, at fair value	$8,094,380	$71,181,079	$—	$202,271,400	$3,208,395,027
Net Assets	$8,094,380	$71,181,079	$—	$202,271,400	$3,208,395,027

NET ASSETS, representing:
Accumulation units	$8,094,380	$71,181,079	$—	$202,271,400	$3,208,395,027
	$8,094,380	$71,181,079	$—	$202,271,400	$3,208,395,027

Units outstanding	2,071,048	12,353,606	—	8,188,376	208,856,848

Portfolio shares held	187,979	2,574,361	—	12,047,135	138,054,863
Portfolio net asset value per share	$43.06	$27.65	$—	$16.79	$23.24
Investment in portfolio shares, at cost	$5,593,563	$22,536,945	$—	$164,864,667	$2,985,270,439

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	3/10/2023**	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$4,543	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	121,910	1,072,695	58,897	2,298,361	42,555,564
NET INVESTMENT INCOME (LOSS)	(117,367)	(1,072,695)	(58,897)	(2,298,361)	(42,555,564)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	293,025	6,982,197	6,303,641	6,241,949	(6,439,441)
Net change in unrealized appreciation (depreciation) on investments	2,343,256	7,442,931	(5,466,400)	12,887,820	243,782,545
NET GAIN (LOSS) ON INVESTMENTS	2,636,281	14,425,128	837,241	19,129,769	237,343,104

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,518,914	$13,352,433	$778,344	$16,831,408	$194,787,540

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$145,894,506	$327,725,876	$444,934,720	$1,114,584,440	$329,690,220
Net Assets	$145,894,506	$327,725,876	$444,934,720	$1,114,584,440	$329,690,220

NET ASSETS, representing:
Accumulation units	$145,894,506	$327,725,876	$444,934,720	$1,114,584,440	$329,690,220
	$145,894,506	$327,725,876	$444,934,720	$1,114,584,440	$329,690,220

Units outstanding	9,180,624	13,150,511	15,497,965	37,293,185	12,078,789

Portfolio shares held	12,007,778	8,649,403	30,206,023	23,298,170	6,884,323
Portfolio net asset value per share	$12.15	$37.89	$14.73	$47.84	$47.89
Investment in portfolio shares, at cost	$126,721,631	$279,101,783	$332,227,009	$896,253,852	$233,492,623

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,584,627	3,787,146	5,181,809	12,578,212	3,955,542
NET INVESTMENT INCOME (LOSS)	(1,584,627)	(3,787,146)	(5,181,809)	(12,578,212)	(3,955,542)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,458,157	5,221,931	17,489,494	26,176,233	20,220,136
Net change in unrealized appreciation (depreciation) on investments	10,724,488	35,457,739	65,473,423	74,107,686	15,958,172
NET GAIN (LOSS) ON INVESTMENTS	14,182,645	40,679,670	82,962,917	100,283,919	36,178,308

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$12,598,018	$36,892,524	$77,781,108	$87,705,707	$32,222,766

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio**	AST Wellington Management Hedged Equity Portfolio**
ASSETS
Investment in the portfolios, at fair value	$125,341,925	$10,526,962,172	$305,104,073	$—	$—
Net Assets	$125,341,925	$10,526,962,172	$305,104,073	$—	$—

NET ASSETS, representing:
Accumulation units	$125,341,925	$10,526,962,172	$305,104,073	$—	$—
	$125,341,925	$10,526,962,172	$305,104,073	$—	$—

Units outstanding	9,758,084	501,170,128	11,862,912	—	—

Portfolio shares held	4,276,422	254,029,010	10,136,348	—	—
Portfolio net asset value per share	$29.31	$41.44	$30.10	$—	$—
Investment in portfolio shares, at cost	$101,758,915	$8,012,754,133	$211,901,234	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	3/10/2023**	2/24/2023**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,955,500	141,386,616	3,516,202	398,466	2,570,430
NET INVESTMENT INCOME (LOSS)	(1,955,500)	(141,386,616)	(3,516,202)	(398,466)	(2,570,430)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,839,639	394,184,040	18,115,548	20,480,476	243,423,386
Net change in unrealized appreciation (depreciation) on investments	(15,426,059)	1,158,268,450	20,689,692	(14,138,810)	(234,124,326)
NET GAIN (LOSS) ON INVESTMENTS	1,413,580	1,552,452,490	38,805,240	6,341,666	9,299,060

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(541,920)	$1,411,065,874	$35,289,038	$5,943,200	$6,728,630

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$8,316,591,682	$1,509,835,961	$8,335,288,811	$2,427,735,115	$10,465,506,183
Net Assets	$8,316,591,682	$1,509,835,961	$8,335,288,811	$2,427,735,115	$10,465,506,183

NET ASSETS, representing:
Accumulation units	$8,316,591,682	$1,509,835,961	$8,335,288,811	$2,427,735,115	$10,465,506,183
	$8,316,591,682	$1,509,835,961	$8,335,288,811	$2,427,735,115	$10,465,506,183

Units outstanding	364,807,745	102,039,516	418,426,774	155,960,625	526,556,651

Portfolio shares held	293,561,302	83,786,679	332,878,946	122,985,568	480,730,647
Portfolio net asset value per share	$28.33	$18.02	$25.04	$19.74	$21.77
Investment in portfolio shares, at cost	$5,700,430,093	$1,270,956,287	$6,218,833,513	$2,020,631,333	$8,431,379,314

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	111,539,194	22,407,601	112,048,652	34,072,631	131,556,827
NET INVESTMENT INCOME (LOSS)	(111,539,194)	(22,407,601)	(112,048,652)	(34,072,631)	(131,556,827)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	450,380,033	67,745,321	366,062,215	119,447,475	438,869,734
Net change in unrealized appreciation (depreciation) on investments	812,706,138	67,951,193	781,949,534	129,881,028	1,090,451,398
NET GAIN (LOSS) ON INVESTMENTS	1,263,086,171	135,696,514	1,148,011,749	249,328,503	1,529,321,132

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,151,546,977	$113,288,913	$1,035,963,097	$215,255,872	$1,397,764,305

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST International Value Portfolio**
ASSETS
Investment in the portfolios, at fair value	$4,494,111,014	$1,663,455,111	$343,812,977	$344,016,316	$—
Net Assets	$4,494,111,014	$1,663,455,111	$343,812,977	$344,016,316	$—

NET ASSETS, representing:
Accumulation units	$4,494,111,014	$1,663,455,111	$343,812,977	$344,016,316	$—
	$4,494,111,014	$1,663,455,111	$343,812,977	$344,016,316	$—

Units outstanding	214,421,471	36,132,840	35,929,863	10,767,305	—

Portfolio shares held	172,783,968	22,947,374	343,812,977	4,929,307	—
Portfolio net asset value per share	$26.01	$72.49	$1.00	$69.79	$—
Investment in portfolio shares, at cost	$3,110,039,959	$1,114,791,317	$343,812,977	$281,353,378	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST International Value Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	3/10/2023**

INVESTMENT INCOME
Dividend income	$—	$—	$16,354,481	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	61,479,245	19,100,819	4,003,715	3,984,801	235,457
NET INVESTMENT INCOME (LOSS)	(61,479,245)	(19,100,819)	12,350,766	(3,984,801)	(235,457)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	240,324,078	103,640,778	—	8,155,616	14,836,024
Net change in unrealized appreciation (depreciation) on investments	339,259,528	456,832,914	—	42,887,858	(7,997,947)
NET GAIN (LOSS) ON INVESTMENTS	579,583,606	560,473,692	—	51,043,474	6,838,077

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$518,104,361	$541,372,873	$12,350,766	$47,058,673	$6,602,620

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Cohen & Steers Global Realty Portfolio**	AST Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$485,135,008	$7,102,109,651	$2,269,363,297	$—	$143,389,182
Net Assets	$485,135,008	$7,102,109,651	$2,269,363,297	$—	$143,389,182

NET ASSETS, representing:
Accumulation units	$485,135,008	$7,102,109,651	$2,269,363,297	$—	$143,389,182
	$485,135,008	$7,102,109,651	$2,269,363,297	$—	$143,389,182

Units outstanding	26,104,795	523,657,098	186,447,686	—	15,478,624

Portfolio shares held	19,047,311	816,334,443	171,531,617	—	15,879,201
Portfolio net asset value per share	$25.47	$8.70	$13.23	$—	$9.03
Investment in portfolio shares, at cost	$394,118,148	$6,682,525,145	$2,317,199,739	$—	$134,267,336

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	1/20/2023**	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	4,854,845	134,404,195	27,844,259	31,996	1,755,797
NET INVESTMENT INCOME (LOSS)	(4,854,845)	(134,404,195)	(27,844,259)	(31,996)	(1,755,797)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,170,144	390,163,121	(45,749,250)	4,634,710	798,483
Net change in unrealized appreciation (depreciation) on investments	52,106,054	470,405,839	173,063,885	(2,001,710)	14,887,282
NET GAIN (LOSS) ON INVESTMENTS	65,276,198	860,568,960	127,314,635	2,633,000	15,685,765

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$60,421,353	$726,164,765	$99,470,376	$2,601,004	$13,929,968

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care
ASSETS
Investment in the portfolios, at fair value	$1,742,988,913	$543,638	$173,656	$437,134	$1,358,036
Net Assets	$1,742,988,913	$543,638	$173,656	$437,134	$1,358,036

NET ASSETS, representing:
Accumulation units	$1,742,988,913	$543,638	$173,656	$437,134	$1,358,036
	$1,742,988,913	$543,638	$173,656	$437,134	$1,358,036

Units outstanding	92,324,100	13,561	7,535	24,383	36,738

Portfolio shares held	80,470,402	8,237	3,935	9,517	20,357
Portfolio net asset value per share	$21.66	$66.00	$44.13	$45.93	$66.71
Investment in portfolio shares, at cost	$1,330,613,905	$555,315	$205,825	$396,426	$1,416,857

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$406	$1,975	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	23,486,809	5,398	2,055	5,472	17,435
NET INVESTMENT INCOME (LOSS)	(23,486,809)	(5,398)	(1,649)	(3,497)	(17,435)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	24,590	30,995	17,862	167,339
Net realized gain (loss) on shares redeemed	89,535,959	(21,561)	(10,614)	6,538	(33,532)
Net change in unrealized appreciation (depreciation) on investments	117,680,321	130,181	(14,997)	22,257	(125,323)
NET GAIN (LOSS) ON INVESTMENTS	207,216,280	133,210	5,384	46,657	8,484

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$183,729,471	$127,812	$3,735	$43,160	$(8,951)
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$405,833	$802,327	$491,882	$118,293	$650,197
Net Assets	$405,833	$802,327	$491,882	$118,293	$650,197

NET ASSETS, representing:
Accumulation units	$405,833	$802,327	$491,882	$118,293	$650,197
	$405,833	$802,327	$491,882	$118,293	$650,197

Units outstanding	14,347	28,220	20,184	7,093	21,122

Portfolio shares held	4,577	21,982	11,692	2,495	21,659
Portfolio net asset value per share	$88.66	$36.50	$42.07	$47.41	$30.02
Investment in portfolio shares, at cost	$349,634	$846,339	$457,416	$134,048	$673,433

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$1,297	$1,606	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	4,899	7,546	5,593	1,757	5,676
NET INVESTMENT INCOME (LOSS)	(4,899)	(7,546)	(4,296)	(151)	(5,676)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	35,122	4,245	26,857	36,637	18,332
Net realized gain (loss) on shares redeemed	19,218	(22,901)	2,218	(30,964)	(16,806)
Net change in unrealized appreciation (depreciation) on investments	5,480	117,696	31,207	5,236	82,111
NET GAIN (LOSS) ON INVESTMENTS	59,820	99,040	60,282	10,909	83,637

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$54,921	$91,494	$55,986	$10,758	$77,961

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
ASSETS
Investment in the portfolios, at fair value	$245,912	$69,991	$322,028	$869,219	$1,096,207
Net Assets	$245,912	$69,991	$322,028	$869,219	$1,096,207

NET ASSETS, representing:
Accumulation units	$245,912	$69,991	$322,028	$869,219	$1,096,207
	$245,912	$69,991	$322,028	$869,219	$1,096,207

Units outstanding	9,948	4,968	16,839	22,368	42,411

Portfolio shares held	5,724	1,835	8,603	16,842	21,759
Portfolio net asset value per share	$42.96	$38.14	$37.43	$51.61	$50.38
Investment in portfolio shares, at cost	$238,364	$56,709	$349,310	$906,787	$936,087

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$57	$622	$6,283	$—	$5,667

EXPENSES
Charges for mortality and expense risk, and
for administration	3,697	902	5,159	8,411	12,065
NET INVESTMENT INCOME (LOSS)	(3,640)	(280)	1,124	(8,411)	(6,398)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	14,112	—	—	96,968	80,222
Net realized gain (loss) on shares redeemed	(13,137)	1,307	(24,851)	(36,153)	68,991
Net change in unrealized appreciation (depreciation) on investments	27,216	16,251	(25,759)	107,813	62,302
NET GAIN (LOSS) ON INVESTMENTS	28,191	17,558	(50,610)	168,628	211,515

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$24,551	$17,278	$(49,486)	$160,217	$205,117

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)	Allspring VT Discovery All Cap Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022**	AST Quantitative Modeling Portfolio
ASSETS
Investment in the portfolios, at fair value	$105,138	$357,048	$150,726	$—	$814,156,103
Net Assets	$105,138	$357,048	$150,726	$—	$814,156,103

NET ASSETS, representing:
Accumulation units	$105,138	$357,048	$150,726	$—	$814,156,103
	$105,138	$357,048	$150,726	$—	$814,156,103

Units outstanding	5,406	50,463	5,044	—	47,966,857

Portfolio shares held	55,629	14,113	17,965	—	35,002,412
Portfolio net asset value per share	$1.89	$25.30	$8.39	$—	$23.26
Investment in portfolio shares, at cost	$160,839	$363,125	$169,968	$—	$573,642,251

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)	Allspring VT Discovery All Cap Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	1/3/2023**	12/31/2023

INVESTMENT INCOME
Dividend income	$1,935	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,692	5,569	2,740	76	7,458,694
NET INVESTMENT INCOME (LOSS)	243	(5,569)	(2,740)	(76)	(7,458,694)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	33,973	—	—	—
Net realized gain (loss) on shares redeemed	(10,072)	(10,431)	(10,277)	654	70,431,063
Net change in unrealized appreciation (depreciation) on investments	24,262	78,589	21,516	(479)	68,098,047
NET GAIN (LOSS) ON INVESTMENTS	14,190	102,131	11,239	175	138,529,110

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$14,433	$96,562	$8,499	$99	$131,070,416

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio**	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio**	AST Western Asset Emerging Markets Debt Portfolio**
ASSETS
Investment in the portfolios, at fair value	$—	$558,980	$192,707	$—	$—
Net Assets	$—	$558,980	$192,707	$—	$—

NET ASSETS, representing:
Accumulation units	$—	$558,980	$192,707	$—	$—
	$—	$558,980	$192,707	$—	$—

Units outstanding	—	15,306	18,939	—	—

Portfolio shares held	—	21,532	14,846	—	—
Portfolio net asset value per share	$—	$25.96	$12.98	$—	$—
Investment in portfolio shares, at cost	$—	$477,312	$183,326	$—	$—
STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	1/20/2023**	12/31/2023	12/31/2023	2/24/2023**	3/10/2023**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	991,746	8,236	668,041	1,299,390	10,874
NET INVESTMENT INCOME (LOSS)	(991,746)	(8,236)	(668,041)	(1,299,390)	(10,874)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	42,429	—	—	—
Net realized gain (loss) on shares redeemed	201,581,654	10,964	1,834,959	78,116,282	(285,002)
Net change in unrealized appreciation (depreciation) on investments	(161,723,112)	67,860	(12,342)	(59,853,737)	585,992
NET GAIN (LOSS) ON INVESTMENTS	39,858,542	121,253	1,822,617	18,262,545	300,990

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$38,866,796	$113,017	$1,154,576	$16,963,155	$290,116

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
ASSETS
Investment in the portfolios, at fair value	$38,147,568	$182,015,614	$10,102,353,436	$240,855,879	$2,662,975
Net Assets	$38,147,568	$182,015,614	$10,102,353,436	$240,855,879	$2,662,975

NET ASSETS, representing:
Accumulation units	$38,147,568	$182,015,614	$10,102,353,436	$240,855,879	$2,662,975
	$38,147,568	$182,015,614	$10,102,353,436	$240,855,879	$2,662,975

Units outstanding	3,947,422	7,195,658	925,435,303	9,997,105	239,164

Portfolio shares held	3,121,732	5,907,680	751,663,202	7,673,013	192,829
Portfolio net asset value per share	$12.22	$30.81	$13.44	$31.39	$13.81
Investment in portfolio shares, at cost	$36,915,162	$131,342,838	$8,590,230,251	$211,063,435	$2,581,572

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	442,524	2,104,408	192,835,811	2,514,136	49,550
NET INVESTMENT INCOME (LOSS)	(442,524)	(2,104,408)	(192,835,811)	(2,514,136)	(49,550)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	223,487	10,087,295	112,568,050	1,142,163	2,412
Net change in unrealized appreciation (depreciation) on investments	1,230,427	12,821,074	822,730,523	45,015,866	141,056
NET GAIN (LOSS) ON INVESTMENTS	1,453,914	22,908,369	935,298,573	46,158,029	143,468

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,011,390	$20,803,961	$742,462,762	$43,643,893	$93,918

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio**	AST Prudential Flexible Multi-Strategy Portfolio**	AST Franklin 85/15 Diversified Allocation Portfolio**	AST Bond Portfolio 2026
ASSETS
Investment in the portfolios, at fair value	$2,498,225,656	$—	$—	$—	$4,149,309
Net Assets	$2,498,225,656	$—	$—	$—	$4,149,309

NET ASSETS, representing:
Accumulation units	$2,498,225,656	$—	$—	$—	$4,149,309
	$2,498,225,656	$—	$—	$—	$4,149,309

Units outstanding	142,216,228	—	—	—	430,897

Portfolio shares held	124,104,603	—	—	—	357,699
Portfolio net asset value per share	$20.13	$—	$—	$—	$11.60
Investment in portfolio shares, at cost	$2,159,690,981	$—	$—	$—	$4,000,577

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio	AST Bond Portfolio 2026
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	2/24/2023**	2/24/2023**	2/24/2023**	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	29,189,396	104,832	77,524	711,740	84,903
NET INVESTMENT INCOME (LOSS)	(29,189,396)	(104,832)	(77,524)	(711,740)	(84,903)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	146,865,348	26,108,610	15,096,801	34,700,650	(35,134)
Net change in unrealized appreciation (depreciation) on investments	173,012,449	(22,713,925)	(13,345,281)	(23,959,080)	262,441
NET GAIN (LOSS) ON INVESTMENTS	319,877,797	3,394,685	1,751,520	10,741,570	227,307

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$290,688,401	$3,289,853	$1,673,996	$10,029,830	$142,404

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
.
The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio**	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)**	AST Bond Portfolio 2027
ASSETS
Investment in the portfolios, at fair value	$152,036,804	$—	$47,721,807	$—	$6,716,396
Net Assets	$152,036,804	$—	$47,721,807	$—	$6,716,396

NET ASSETS, representing:
Accumulation units	$152,036,804	$—	$47,721,807	$—	$6,716,396
	$152,036,804	$—	$47,721,807	$—	$6,716,396

Units outstanding	15,832,254	—	3,425,908	—	712,208

Portfolio shares held	13,418,959	—	3,662,456	—	605,081
Portfolio net asset value per share	$11.33	$—	$13.03	$—	$11.10
Investment in portfolio shares, at cost	$158,308,157	$—	$52,028,020	$—	$6,918,706

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	3/10/2023**	12/31/2023	4/25/2023**	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$1,154,683	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,523,581	10,974	302,874	34,962	141,136
NET INVESTMENT INCOME (LOSS)	(1,523,581)	(10,974)	851,809	(34,962)	(141,136)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(3,313,152)	1,562,881	(2,255,114)	(857,867)	(137,419)
Net change in unrealized appreciation (depreciation) on investments	11,961,494	(641,816)	6,937,672	1,591,846	500,544
NET GAIN (LOSS) ON INVESTMENTS	8,648,342	921,065	4,682,558	733,979	363,125

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,124,761	$910,091	$5,534,367	$699,017	$221,989

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio**	AST Bond Portfolio 2030
ASSETS
Investment in the portfolios, at fair value	$2,916,091	$20,405,152	$1,989,955	$—	$14,796,169
Net Assets	$2,916,091	$20,405,152	$1,989,955	$—	$14,796,169

NET ASSETS, representing:
Accumulation units	$2,916,091	$20,405,152	$1,989,955	$—	$14,796,169
	$2,916,091	$20,405,152	$1,989,955	$—	$14,796,169

Units outstanding	291,275	2,112,134	206,675	—	1,486,142

Portfolio shares held	282,293	1,838,302	182,732	—	1,350,015
Portfolio net asset value per share	$10.33	$11.10	$10.89	$—	$10.96
Investment in portfolio shares, at cost	$3,213,750	$22,077,673	$1,970,306	$—	$16,217,696

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	2/24/2023**	12/31/2023

INVESTMENT INCOME
Dividend income	$42,456	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	50,319	444,635	41,160	1,154,563	282,217
NET INVESTMENT INCOME (LOSS)	(7,863)	(444,635)	(41,160)	(1,154,563)	(282,217)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(46,048)	(777,752)	2,224	35,272,406	(327,809)
Net change in unrealized appreciation (depreciation) on investments	125,360	1,919,141	127,931	(16,760,524)	1,094,549
NET GAIN (LOSS) ON INVESTMENTS	79,312	1,141,389	130,155	18,511,882	766,740

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$71,449	$696,754	$88,995	$17,357,319	$484,523

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST BlackRock 80/20 Target Allocation ETF Portfolio**	AST BlackRock 60/40 Target Allocation ETF Portfolio**	AST Bond Portfolio 2031	Fidelity® VIP Contrafund® Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$—	$—	$38,642,674	$1,613,547	$1,470,677
Net Assets	$—	$—	$38,642,674	$1,613,547	$1,470,677

NET ASSETS, representing:
Accumulation units	$—	$—	$38,642,674	$1,613,547	$1,470,677
	$—	$—	$38,642,674	$1,613,547	$1,470,677

Units outstanding	—	—	4,529,270	107,148	96,446

Portfolio shares held	—	—	4,186,639	33,180	24,610
Portfolio net asset value per share	$—	$—	$9.23	$48.63	$59.76
Investment in portfolio shares, at cost	$—	$—	$43,407,543	$1,584,793	$1,441,598

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Bond Portfolio 2031	Fidelity® VIP Contrafund® Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	2/24/2023**	2/24/2023**	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$7,129	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	310,394	221,622	792,208	4,097	3,886
NET INVESTMENT INCOME (LOSS)	(310,394)	(221,622)	(792,208)	3,032	(3,886)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	45,601	—
Net realized gain (loss) on shares redeemed	7,646,840	5,620,864	(2,097,828)	(10,394)	(25,409)
Net change in unrealized appreciation (depreciation) on investments	(5,251,901)	(4,151,017)	4,170,772	235,058	376,659
NET GAIN (LOSS) ON INVESTMENTS	2,394,939	1,469,847	2,072,944	270,265	351,250

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,084,545	$1,248,225	$1,280,736	$273,297	$347,364

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$1,233,652	$1,307,494	$566,422	$374,453	$2,107,662
Net Assets	$1,233,652	$1,307,494	$566,422	$374,453	$2,107,662

NET ASSETS, representing:
Accumulation units	$1,233,652	$1,307,494	$566,422	$374,453	$2,107,662
	$1,233,652	$1,307,494	$566,422	$374,453	$2,107,662

Units outstanding	74,033	135,811	50,250	30,899	221,834

Portfolio shares held	13,251	117,054	43,773	16,099	180,142
Portfolio net asset value per share	$93.10	$11.17	$12.94	$23.26	$11.70
Investment in portfolio shares, at cost	$1,094,778	$1,342,828	$737,045	$399,647	$2,137,036

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$1,375	$32,582	$—	$9,236	$50,514

EXPENSES
Charges for mortality and expense risk, and
for administration	2,766	3,261	1,355	2,540	8,041
NET INVESTMENT INCOME (LOSS)	(1,391)	29,321	(1,355)	6,696	42,473

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	47,082	—	—	19,236	—
Net realized gain (loss) on shares redeemed	8,165	(4,482)	(32,227)	(103,780)	(27,904)
Net change in unrealized appreciation (depreciation) on investments	203,077	37,372	80,949	128,202	126,358
NET GAIN (LOSS) ON INVESTMENTS	258,324	32,890	48,722	43,658	98,454

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$256,933	$62,211	$47,367	$50,354	$140,927

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Vanguard Equity Index Portfolio	Vanguard Global Bond Index Portfolio	Vanguard Mid-Cap Index Portfolio	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,091,505	$196,577	$1,320,836	$1,005,112	$1,778,974
Net Assets	$1,091,505	$196,577	$1,320,836	$1,005,112	$1,778,974

NET ASSETS, representing:
Accumulation units	$1,091,505	$196,577	$1,320,836	$1,005,112	$1,778,974
	$1,091,505	$196,577	$1,320,836	$1,005,112	$1,778,974

Units outstanding	74,308	21,420	101,759	100,945	194,020

Portfolio shares held	17,926	10,569	55,196	84,321	167,354
Portfolio net asset value per share	$60.89	$18.60	$23.93	$11.92	$10.63
Investment in portfolio shares, at cost	$1,009,721	$214,758	$1,356,402	$1,091,949	$1,863,770

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Vanguard Equity Index Portfolio	Vanguard Global Bond Index Portfolio	Vanguard Mid-Cap Index Portfolio	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$13,785	$3,374	$17,656	$19,671	$29,993

EXPENSES
Charges for mortality and expense risk, and
for administration	7,701	1,377	9,118	5,958	11,209
NET INVESTMENT INCOME (LOSS)	6,084	1,997	8,538	13,713	18,784

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	30,531	294	22,156	37,111	—
Net realized gain (loss) on shares redeemed	(7,645)	(1,275)	(37,937)	(59,454)	(27,610)
Net change in unrealized appreciation (depreciation) on investments	190,236	8,905	178,008	99,764	84,156
NET GAIN (LOSS) ON INVESTMENTS	213,122	7,924	162,227	77,421	56,546

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$219,206	$9,921	$170,765	$91,134	$75,330

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Vanguard Total International Stock Market Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio	Vanguard Conservative Allocation Portfolio	Vanguard Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$3,385,039	$2,007,993	$2,149,712	$260,328	$611,609
Net Assets	$3,385,039	$2,007,993	$2,149,712	$260,328	$611,609

NET ASSETS, representing:
Accumulation units	$3,385,039	$2,007,993	$2,149,712	$260,328	$611,609
	$3,385,039	$2,007,993	$2,149,712	$260,328	$611,609

Units outstanding	291,708	139,746	175,738	24,168	43,470

Portfolio shares held	160,504	40,607	92,302	10,652	24,136
Portfolio net asset value per share	$21.09	$49.45	$23.29	$24.44	$25.34
Investment in portfolio shares, at cost	$3,284,008	$1,878,119	$2,341,475	$286,998	$661,336

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Vanguard Total International Stock Market Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio	Vanguard Conservative Allocation Portfolio	Vanguard Growth Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$70,906	$20,414	$42,526	$6,735	$1,144

EXPENSES
Charges for mortality and expense risk, and
for administration	18,960	13,120	16,437	2,702	3,942
NET INVESTMENT INCOME (LOSS)	51,946	7,294	26,089	4,033	(2,798)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	29,692	99,493	82,411	8,718	—
Net realized gain (loss) on shares redeemed	(46,821)	(49,259)	(59,097)	(33,595)	(29,734)
Net change in unrealized appreciation (depreciation) on investments	310,743	341,869	213,481	53,585	195,324
NET GAIN (LOSS) ON INVESTMENTS	293,614	392,103	236,795	28,708	165,590

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$345,560	$399,397	$262,884	$32,741	$162,792

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio	American Funds IS Asset Allocation Fund (Class 1)	American Funds IS Washington Mutual Investors Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$356,917	$1,467,957	$2,655,853	$4,464,223	$1,963,977
Net Assets	$356,917	$1,467,957	$2,655,853	$4,464,223	$1,963,977

NET ASSETS, representing:
Accumulation units	$356,917	$1,467,957	$2,655,853	$4,464,223	$1,963,977
	$356,917	$1,467,957	$2,655,853	$4,464,223	$1,963,977

Units outstanding	33,557	126,092	263,127	363,234	135,574

Portfolio shares held	48,428	50,428	257,600	187,101	135,540
Portfolio net asset value per share	$7.37	$29.11	$10.31	$23.86	$14.49
Investment in portfolio shares, at cost	$345,470	$1,415,764	$2,606,382	$5,026,709	$1,909,435

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio	American Funds IS Asset Allocation Fund (Class 1)	American Funds IS Washington Mutual Investors Fund (Class 1)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$11,350	$30,068	$41,551	$104,147	$33,134

EXPENSES
Charges for mortality and expense risk, and
for administration	2,278	9,621	15,850	31,854	9,658
NET INVESTMENT INCOME (LOSS)	9,072	20,447	25,701	72,293	23,476

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	47,924	—	167,441	8,474
Net realized gain (loss) on shares redeemed	(2,124)	(3,657)	(37,399)	(329,807)	(111,506)
Net change in unrealized appreciation (depreciation) on investments	24,787	134,741	140,490	659,046	295,814
NET GAIN (LOSS) ON INVESTMENTS	22,663	179,008	103,091	496,680	192,782

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$31,735	$199,455	$128,792	$568,973	$216,258

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)	American Funds IS U.S. Government Securities Fund® (Class 1)	BlackRock Basic Value V.I. Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$1,729,802	$3,350,415	$3,707,476	$1,120,876	$1,375,737
Net Assets	$1,729,802	$3,350,415	$3,707,476	$1,120,876	$1,375,737

NET ASSETS, representing:
Accumulation units	$1,729,802	$3,350,415	$3,707,476	$1,120,876	$1,375,737
	$1,729,802	$3,350,415	$3,707,476	$1,120,876	$1,375,737

Units outstanding	180,279	207,208	260,322	115,852	98,818

Portfolio shares held	181,321	33,693	62,563	113,106	106,317
Portfolio net asset value per share	$9.54	$99.44	$59.26	$9.91	$12.94
Investment in portfolio shares, at cost	$1,789,112	$3,264,325	$3,476,291	$1,215,513	$1,366,922

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)	American Funds IS U.S. Government Securities Fund® (Class 1)	BlackRock Basic Value V.I. Fund (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$55,892	$15,708	$53,091	$41,277	$23,241

EXPENSES
Charges for mortality and expense risk, and
for administration	8,517	16,979	21,878	6,066	2,820
NET INVESTMENT INCOME (LOSS)	47,375	(1,271)	31,213	35,211	20,421

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	104,467	163,783	—	51,129
Net realized gain (loss) on shares redeemed	(31,933)	(126,998)	(48,050)	(10,731)	(37,796)
Net change in unrealized appreciation (depreciation) on investments	60,925	739,386	550,692	2,038	95,010
NET GAIN (LOSS) ON INVESTMENTS	28,992	716,855	666,425	(8,693)	108,343

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$76,367	$715,584	$697,638	$26,518	$128,764

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	DFA VA Global Bond Portfolio	DFA VA Short-Term Fixed Portfolio
ASSETS
Investment in the portfolios, at fair value	$855,335	$3,023,717	$1,644,768	$242,409	$1,121,463
Net Assets	$855,335	$3,023,717	$1,644,768	$242,409	$1,121,463

NET ASSETS, representing:
Accumulation units	$855,335	$3,023,717	$1,644,768	$242,409	$1,121,463
	$855,335	$3,023,717	$1,644,768	$242,409	$1,121,463

Units outstanding	59,166	226,372	138,930	25,396	111,256

Portfolio shares held	100,628	284,451	100,844	24,965	111,811
Portfolio net asset value per share	$8.50	$10.63	$16.31	$9.71	$10.03
Investment in portfolio shares, at cost	$869,425	$3,487,336	$1,800,075	$260,668	$1,132,165

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	DFA VA Global Bond Portfolio	DFA VA Short-Term Fixed Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$54,548	$35,123	$9,480	$42,043

EXPENSES
Charges for mortality and expense risk, and
for administration	2,305	9,612	5,972	2,412	9,417
NET INVESTMENT INCOME (LOSS)	(2,305)	44,936	29,151	7,068	32,626

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	42,698	141,287	—	—	—
Net realized gain (loss) on shares redeemed	(107,381)	(44,624)	(28,737)	(19,239)	6,972
Net change in unrealized appreciation (depreciation) on investments	295,103	164,749	182,255	26,218	9,128
NET GAIN (LOSS) ON INVESTMENTS	230,420	261,412	153,518	6,979	16,100

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$228,115	$306,348	$182,669	$14,047	$48,726

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$1,374,662	$1,866,731	$1,578,436	$65,793	$418,244
Net Assets	$1,374,662	$1,866,731	$1,578,436	$65,793	$418,244

NET ASSETS, representing:
Accumulation units	$1,374,662	$1,866,731	$1,578,436	$65,793	$418,244
	$1,374,662	$1,866,731	$1,578,436	$65,793	$418,244

Units outstanding	105,100	110,241	115,535	4,629	29,669

Portfolio shares held	42,245	82,599	70,718	1,970	25,659
Portfolio net asset value per share	$32.54	$22.60	$22.32	$33.40	$16.30
Investment in portfolio shares, at cost	$1,312,511	$1,790,681	$1,626,159	$69,057	$394,160

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$29,877	$26,103	$30,035	$47	$4,351

EXPENSES
Charges for mortality and expense risk, and
for administration	7,978	8,815	7,750	461	1,791
NET INVESTMENT INCOME (LOSS)	21,899	17,288	22,285	(414)	2,560

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	18,209	116,153	101,257	—	—
Net realized gain (loss) on shares redeemed	17,931	(6,251)	(253,693)	(127,432)	(31,073)
Net change in unrealized appreciation (depreciation) on investments	95,189	163,246	493,116	181,856	116,179
NET GAIN (LOSS) ON INVESTMENTS	131,329	273,148	340,680	54,424	85,106

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$153,228	$290,436	$362,965	$54,010	$87,666

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$1,658,232	$325,041	$2,066,174	$340,307	$156,890
Net Assets	$1,658,232	$325,041	$2,066,174	$340,307	$156,890

NET ASSETS, representing:
Accumulation units	$1,658,232	$325,041	$2,066,174	$340,307	$156,890
	$1,658,232	$325,041	$2,066,174	$340,307	$156,890

Units outstanding	147,773	23,558	174,264	28,931	11,350

Portfolio shares held	156,733	21,641	209,764	9,930	7,004
Portfolio net asset value per share	$10.58	$15.02	$9.85	$34.27	$22.40
Investment in portfolio shares, at cost	$1,820,055	$300,455	$2,061,097	$349,498	$143,394

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$35,055	$8,833	$129,380	$—	$702

EXPENSES
Charges for mortality and expense risk, and
for administration	5,028	1,125	5,829	1,576	695
NET INVESTMENT INCOME (LOSS)	30,027	7,708	123,551	(1,576)	7

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	20,099	—	—	—
Net realized gain (loss) on shares redeemed	(106,220)	(95,525)	(144)	(36,715)	(79,097)
Net change in unrealized appreciation (depreciation) on investments	200,127	93,530	57,629	62,518	101,967
NET GAIN (LOSS) ON INVESTMENTS	93,907	18,104	57,485	25,803	22,870

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$123,934	$25,812	$181,036	$24,227	$22,877

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$2,105,490	$1,969,089	$2,102,093	$1,295,012	$419,422
Net Assets	$2,105,490	$1,969,089	$2,102,093	$1,295,012	$419,422

NET ASSETS, representing:
Accumulation units	$2,105,490	$1,969,089	$2,102,093	$1,295,012	$419,422
	$2,105,490	$1,969,089	$2,102,093	$1,295,012	$419,422

Units outstanding	170,880	140,068	200,633	67,157	37,440

Portfolio shares held	99,316	54,036	200,581	40,331	20,733
Portfolio net asset value per share	$21.20	$36.44	$10.48	$32.11	$20.23
Investment in portfolio shares, at cost	$1,968,783	$1,885,136	$2,100,339	$1,171,391	$423,613

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$7,308	$11,159	$92,051	$1,375	$8,480

EXPENSES
Charges for mortality and expense risk, and
for administration	5,127	5,223	4,947	3,331	1,390
NET INVESTMENT INCOME (LOSS)	2,181	5,936	87,104	(1,956)	7,090

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	48,553	—	23,337	5,468
Net realized gain (loss) on shares redeemed	(13,987)	(10,430)	(8,335)	(109,955)	(967)
Net change in unrealized appreciation (depreciation) on investments	332,636	187,947	62,703	432,154	(7,467)
NET GAIN (LOSS) ON INVESTMENTS	318,649	226,070	54,368	345,536	(2,966)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$320,830	$232,006	$141,472	$343,580	$4,124

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$231,706	$1,046,477	$2,554,434	$363,669	$869,235
Net Assets	$231,706	$1,046,477	$2,554,434	$363,669	$869,235

NET ASSETS, representing:
Accumulation units	$231,706	$1,046,477	$2,554,434	$363,669	$869,235
	$231,706	$1,046,477	$2,554,434	$363,669	$869,235

Units outstanding	19,367	89,361	280,202	36,213	69,960

Portfolio shares held	10,154	38,262	516,047	60,410	101,428
Portfolio net asset value per share	$22.82	$27.35	$4.95	$6.02	$8.57
Investment in portfolio shares, at cost	$250,752	$1,159,203	$2,969,675	$364,688	$947,803

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$274	$—	$95,664	$19,686	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	936	3,648	8,052	466	3,500
NET INVESTMENT INCOME (LOSS)	(662)	(3,648)	87,612	19,220	(3,500)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,015	—	—	—	9,765
Net realized gain (loss) on shares redeemed	(36,034)	(130,402)	(36,812)	(1,132)	(57,166)
Net change in unrealized appreciation (depreciation) on investments	60,607	182,612	99,557	13,187	190,362
NET GAIN (LOSS) ON INVESTMENTS	25,588	52,210	62,745	12,055	142,961

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$24,926	$48,562	$150,357	$31,275	$139,461

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)
ASSETS
Investment in the portfolios, at fair value	$1,379,640	$178,640	$6,705,259	$2,817,652	$17,682,007
Net Assets	$1,379,640	$178,640	$6,705,259	$2,817,652	$17,682,007

NET ASSETS, representing:
Accumulation units	$1,379,640	$178,640	$6,705,259	$2,817,652	$17,682,007
	$1,379,640	$178,640	$6,705,259	$2,817,652	$17,682,007

Units outstanding	117,984	12,175	484,699	168,830	1,098,822

Portfolio shares held	46,927	7,894	464,675	127,496	631,275
Portfolio net asset value per share	$29.40	$22.63	$14.43	$22.10	$28.01
Investment in portfolio shares, at cost	$1,388,133	$181,581	$6,642,840	$2,725,678	$16,368,574

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$7,122	$468	$56,309	$1,223	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,331	487	51,519	12,027	77,160
NET INVESTMENT INCOME (LOSS)	3,791	(19)	4,790	(10,804)	(77,160)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	74,003	8,093	197,533	132,260	—
Net realized gain (loss) on shares redeemed	(15,350)	(16)	(20,082)	(17,422)	(217,713)
Net change in unrealized appreciation (depreciation) on investments	52,072	13,031	475,921	349,929	6,196,573
NET GAIN (LOSS) ON INVESTMENTS	110,725	21,108	653,372	464,767	5,978,860

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$114,516	$21,089	$658,162	$453,963	$5,901,700

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	MFS® Investors Trust Series (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)
ASSETS
Investment in the portfolios, at fair value	$392,612	$8,668,559	$3,040,377	$708,875	$22,615,742
Net Assets	$392,612	$8,668,559	$3,040,377	$708,875	$22,615,742

NET ASSETS, representing:
Accumulation units	$392,612	$8,668,559	$3,040,377	$708,875	$22,615,742
	$392,612	$8,668,559	$3,040,377	$708,875	$22,615,742

Units outstanding	24,553	607,616	227,191	44,271	2,383,158

Portfolio shares held	11,128	1,168,269	301,027	22,633	1,971,730
Portfolio net asset value per share	$35.28	$7.42	$10.10	$31.32	$11.47
Investment in portfolio shares, at cost	$397,268	$10,230,721	$4,558,262	$719,561	$23,583,241

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Investors Trust Series (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$1,918	$—	$—	$1,666	$654,894

EXPENSES
Charges for mortality and expense risk, and
for administration	2,414	42,080	16,180	3,484	182,399
NET INVESTMENT INCOME (LOSS)	(496)	(42,080)	(16,180)	(1,818)	472,495

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	23,374	119,824	—	37,099	—
Net realized gain (loss) on shares redeemed	(10,538)	(363,876)	(396,579)	(10,477)	(633,196)
Net change in unrealized appreciation (depreciation) on investments	55,583	1,724,846	787,229	93,730	1,314,507
NET GAIN (LOSS) ON INVESTMENTS	68,419	1,480,794	390,650	120,352	681,311

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$67,923	$1,438,714	$374,470	$118,534	$1,153,806

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$23,619,742	$6,957,744	$8,606,317	$30,800,485	$9,308,738
Net Assets	$23,619,742	$6,957,744	$8,606,317	$30,800,485	$9,308,738

NET ASSETS, representing:
Accumulation units	$23,619,742	$6,957,744	$8,606,317	$30,800,485	$9,308,738
	$23,619,742	$6,957,744	$8,606,317	$30,800,485	$9,308,738

Units outstanding	1,796,374	520,973	637,896	2,549,872	624,456

Portfolio shares held	1,041,435	220,601	183,778	1,319,644	662,072
Portfolio net asset value per share	$22.68	$31.54	$46.83	$23.34	$14.06
Investment in portfolio shares, at cost	$24,217,944	$7,670,825	$8,219,173	$32,825,364	$9,509,980

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$383,871	$243,718	$20,360	$565,653	$146,567

EXPENSES
Charges for mortality and expense risk, and
for administration	207,633	41,400	38,746	153,872	45,978
NET INVESTMENT INCOME (LOSS)	176,238	202,318	(18,386)	411,781	100,589

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	916,216	408,803	284,389	973,331	78,783
Net realized gain (loss) on shares redeemed	(354,336)	(157,212)	(300,794)	(353,217)	(93,000)
Net change in unrealized appreciation (depreciation) on investments	1,132,922	(697,978)	2,032,874	2,363,418	1,235,320
NET GAIN (LOSS) ON INVESTMENTS	1,694,802	(446,387)	2,016,469	2,983,532	1,221,103

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,871,040	$(244,069)	$1,998,083	$3,395,313	$1,321,692

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$9,880,499	$5,377,430	$2,160,544	$21,844,107	$8,233,939
Net Assets	$9,880,499	$5,377,430	$2,160,544	$21,844,107	$8,233,939

NET ASSETS, representing:
Accumulation units	$9,880,499	$5,377,430	$2,160,544	$21,844,107	$8,233,939
	$9,880,499	$5,377,430	$2,160,544	$21,844,107	$8,233,939

Units outstanding	1,091,268	423,113	203,473	1,543,531	583,005

Portfolio shares held	1,056,738	399,512	123,742	228,256	143,599
Portfolio net asset value per share	$9.35	$13.46	$17.46	$95.70	$57.34
Investment in portfolio shares, at cost	$10,769,829	$5,793,500	$2,935,256	$22,546,061	$7,869,443

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$310,450	$85,112	$542	$31,642	$86,942

EXPENSES
Charges for mortality and expense risk, and
for administration	47,754	26,190	10,439	96,555	37,355
NET INVESTMENT INCOME (LOSS)	262,696	58,922	(9,897)	(64,913)	49,587

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	25,417	1,028,384	358,257
Net realized gain (loss) on shares redeemed	(236,537)	(156,865)	(107,136)	(458,065)	(40,372)
Net change in unrealized appreciation (depreciation) on investments	349,782	970,830	357,793	5,132,295	1,187,569
NET GAIN (LOSS) ON INVESTMENTS	113,245	813,965	276,074	5,702,614	1,505,454

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$375,941	$872,887	$266,177	$5,637,701	$1,555,041

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$2,682,960	$3,199,336	$4,096,936	$3,620,563	$2,466,626
Net Assets	$2,682,960	$3,199,336	$4,096,936	$3,620,563	$2,466,626

NET ASSETS, representing:
Accumulation units	$2,682,960	$3,199,336	$4,096,936	$3,620,563	$2,466,626
	$2,682,960	$3,199,336	$4,096,936	$3,620,563	$2,466,626

Units outstanding	253,456	289,880	290,332	249,051	162,949

Portfolio shares held	156,623	128,230	186,394	376,750	193,158
Portfolio net asset value per share	$17.13	$24.95	$21.98	$9.61	$12.77
Investment in portfolio shares, at cost	$3,039,506	$3,621,997	$4,516,780	$3,647,550	$2,602,392

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$28,034	$37,916	$28,351	$47,902	$36,729

EXPENSES
Charges for mortality and expense risk, and
for administration	12,998	17,053	25,902	17,183	13,673
NET INVESTMENT INCOME (LOSS)	15,036	20,863	2,449	30,719	23,056

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	138,830	97,633
Net realized gain (loss) on shares redeemed	(54,783)	(87,531)	(436,473)	(22,452)	(77,896)
Net change in unrealized appreciation (depreciation) on investments	363,085	495,848	1,430,240	269,736	308,140
NET GAIN (LOSS) ON INVESTMENTS	308,302	408,317	993,767	386,114	327,877

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$323,338	$429,180	$996,216	$416,833	$350,933

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$3,378,967	$4,802,109	$6,735,238	$27,266,711	$14,555,466
Net Assets	$3,378,967	$4,802,109	$6,735,238	$27,266,711	$14,555,466

NET ASSETS, representing:
Accumulation units	$3,378,967	$4,802,109	$6,735,238	$27,266,711	$14,555,466
	$3,378,967	$4,802,109	$6,735,238	$27,266,711	$14,555,466

Units outstanding	264,993	335,366	541,720	2,120,907	1,193,960

Portfolio shares held	416,642	453,029	366,643	1,265,864	251,000
Portfolio net asset value per share	$8.11	$10.60	$18.37	$21.54	$57.99
Investment in portfolio shares, at cost	$3,629,090	$5,175,456	$6,243,739	$27,473,773	$15,321,239

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$78,063	$—	$374,062	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	13,256	23,773	24,713	128,763	63,471
NET INVESTMENT INCOME (LOSS)	(13,256)	54,290	(24,713)	245,299	(63,471)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	166,437	227,247	104,249	825,983	—
Net realized gain (loss) on shares redeemed	(90,462)	(113,203)	(42,888)	(486,062)	(738,334)
Net change in unrealized appreciation (depreciation) on investments	837,250	307,483	1,595,010	3,707,046	5,135,624
NET GAIN (LOSS) ON INVESTMENTS	913,225	421,527	1,656,371	4,046,967	4,397,290

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$899,969	$475,817	$1,631,658	$4,292,266	$4,333,819

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Service Class 2)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$9,318,353	$46,457,854	$1,021,604	$1,439,580	$20,075,218
Net Assets	$9,318,353	$46,457,854	$1,021,604	$1,439,580	$20,075,218

NET ASSETS, representing:
Accumulation units	$9,318,353	$46,457,854	$1,021,604	$1,439,580	$20,075,218
	$9,318,353	$46,457,854	$1,021,604	$1,439,580	$20,075,218

Units outstanding	858,345	6,217,704	100,450	158,316	1,489,201

Portfolio shares held	274,392	5,843,755	18,642	52,406	472,803
Portfolio net asset value per share	$33.96	$7.95	$54.80	$27.47	$42.46
Investment in portfolio shares, at cost	$9,656,876	$53,431,696	$959,429	$1,366,706	$19,216,255

STATEMENTS OF OPERATION
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Service Class 2)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	50,979	997,593	4,001	5,903	25,459
NET INVESTMENT INCOME (LOSS)	(50,979)	(997,593)	(4,001)	(5,903)	(25,459)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(155,747)	(1,747,069)	(3,673)	(9,109)	252,830
Net change in unrealized appreciation (depreciation) on investments	512,309	4,137,792	145,251	241,165	534,209
NET GAIN (LOSS) ON INVESTMENTS	356,562	2,390,723	141,578	232,056	787,039

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$305,583	$1,393,130	$137,577	$226,153	$761,580

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$5,701,912	$188,033,229	$2,668,958	$9,102,485	$2,138,809
Net Assets	$5,701,912	$188,033,229	$2,668,958	$9,102,485	$2,138,809

NET ASSETS, representing:
Accumulation units	$5,701,912	$188,033,229	$2,668,958	$9,102,485	$2,138,809
	$5,701,912	$188,033,229	$2,668,958	$9,102,485	$2,138,809

Units outstanding	547,809	17,568,192	302,472	899,623	196,969

Portfolio shares held	146,919	4,262,825	210,154	1,383,356	22,116
Portfolio net asset value per share	$38.81	$44.11	$12.70	$6.58	$96.71
Investment in portfolio shares, at cost	$5,301,729	$163,743,658	$2,609,320	$8,742,429	$1,991,910

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	29,807	961,663	10,586	41,956	5,871
NET INVESTMENT INCOME (LOSS)	(29,807)	(961,663)	(10,586)	(41,956)	(5,871)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(3,134)	2,015,477	(26,680)	(23,175)	2,851
Net change in unrealized appreciation (depreciation) on investments	767,130	24,574,335	144,856	899,885	306,496
NET GAIN (LOSS) ON INVESTMENTS	763,996	26,589,812	118,176	876,710	309,347

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$734,189	$25,628,149	$107,590	$834,754	$303,476

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Focused Blend Portfolio (Class III)**	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$—	$9,289,995	$2,562,895	$9,202,952	$8,915,013
Net Assets	$—	$9,289,995	$2,562,895	$9,202,952	$8,915,013

NET ASSETS, representing:
Accumulation units	$—	$9,289,995	$2,562,895	$9,202,952	$8,915,013
	$—	$9,289,995	$2,562,895	$9,202,952	$8,915,013

Units outstanding	—	890,859	221,426	1,007,934	899,680

Portfolio shares held	—	66,018	51,033	647,184	153,681
Portfolio net asset value per share	$—	$140.72	$50.22	$14.22	$58.01
Investment in portfolio shares, at cost	$—	$8,236,540	$2,305,843	$9,307,656	$8,525,728

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/8/2023**	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,630	35,641	9,738	41,172	40,475
NET INVESTMENT INCOME (LOSS)	(2,630)	(35,641)	(9,738)	(41,172)	(40,475)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	21,945	5,485	14,903	(78,058)	(67,690)
Net change in unrealized appreciation (depreciation) on investments	88,541	2,663,058	275,360	622,222	1,240,602
NET GAIN (LOSS) ON INVESTMENTS	110,486	2,668,543	290,263	544,164	1,172,912

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$107,856	$2,632,902	$280,525	$502,992	$1,132,437

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® Utilities Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$31,430,386	$507,431	$361,068	$584,031	$647,891
Net Assets	$31,430,386	$507,431	$361,068	$584,031	$647,891

NET ASSETS, representing:
Accumulation units	$31,430,386	$507,431	$361,068	$584,031	$647,891
	$31,430,386	$507,431	$361,068	$584,031	$647,891

Units outstanding	2,717,481	56,009	35,063	42,547	59,142

Portfolio shares held	273,641	39,705	78,493	16,228	20,090
Portfolio net asset value per share	$114.86	$12.78	$4.60	$35.99	$32.25
Investment in portfolio shares, at cost	$28,018,311	$511,465	$371,801	$648,101	$722,244

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® Utilities Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$17,245	$3,749	$25,204

EXPENSES
Charges for mortality and expense risk, and
for administration	128,145	2,046	588	2,342	1,871
NET INVESTMENT INCOME (LOSS)	(128,145)	(2,046)	16,657	1,407	23,333

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	28,852	39,000
Net realized gain (loss) on shares redeemed	37,597	(8,601)	(308)	(21,883)	(26,885)
Net change in unrealized appreciation (depreciation) on investments	5,490,726	31,688	3,828	83,251	(60,273)
NET GAIN (LOSS) ON INVESTMENTS	5,528,323	23,087	3,520	90,220	(48,158)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,400,178	$21,041	$20,177	$91,627	$(24,825)

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	MFS® Value Series (Initial Class)	Vanguard Capital Growth Portfolio	Vanguard Diversified Value Portfolio	Vanguard Equity Income Portfolio	Vanguard International Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,548,325	$615,773	$1,830,526	$683,925	$2,028,751
Net Assets	$1,548,325	$615,773	$1,830,526	$683,925	$2,028,751

NET ASSETS, representing:
Accumulation units	$1,548,325	$615,773	$1,830,526	$683,925	$2,028,751
	$1,548,325	$615,773	$1,830,526	$683,925	$2,028,751

Units outstanding	120,693	42,166	123,333	51,149	172,930

Portfolio shares held	72,794	13,277	117,116	28,604	82,570
Portfolio net asset value per share	$21.27	$46.38	$15.63	$23.91	$24.57
Investment in portfolio shares, at cost	$1,575,147	$576,292	$1,753,768	$684,653	$2,274,056

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Value Series (Initial Class)	Vanguard Capital Growth Portfolio	Vanguard Diversified Value Portfolio	Vanguard Equity Income Portfolio	Vanguard International Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$20,866	$2,342	$14,630	$17,478	$13,762

EXPENSES
Charges for mortality and expense risk, and
for administration	4,205	3,049	10,183	4,781	9,474
NET INVESTMENT INCOME (LOSS)	16,661	(707)	4,447	12,697	4,288

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	87,705	11,282	55,611	34,170	29,675
Net realized gain (loss) on shares redeemed	(1,818)	(14,693)	(51,982)	(6,360)	(177,015)
Net change in unrealized appreciation (depreciation) on investments	(1,607)	96,162	255,764	9,641	252,943
NET GAIN (LOSS) ON INVESTMENTS	84,280	92,751	259,393	37,451	105,603

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$100,941	$92,044	$263,840	$50,148	$109,891

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	American Funds IS Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,320,032	$1,506,703	$1,105,908	$1,747,456	$585,742
Net Assets	$2,320,032	$1,506,703	$1,105,908	$1,747,456	$585,742

NET ASSETS, representing:
Accumulation units	$2,320,032	$1,506,703	$1,105,908	$1,747,456	$585,742
	$2,320,032	$1,506,703	$1,105,908	$1,747,456	$585,742

Units outstanding	225,255	103,604	76,664	139,312	49,344

Portfolio shares held	204,408	73,605	58,144	115,879	49,305
Portfolio net asset value per share	$11.35	$20.47	$19.02	$15.08	$11.88
Investment in portfolio shares, at cost	$2,340,325	$1,438,386	$981,579	$1,778,838	$582,786

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$104,042	$9,982	$—	$44,328	$17,428

EXPENSES
Charges for mortality and expense risk, and
for administration	13,761	3,322	3,421	13,590	3,154
NET INVESTMENT INCOME (LOSS)	90,281	6,660	(3,421)	30,738	14,274

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	18,857	18,039	—
Net realized gain (loss) on shares redeemed	5,450	17,529	(29,971)	(23,738)	(5,404)
Net change in unrealized appreciation (depreciation) on investments	(22,656)	177,381	380,734	198,748	48,334
NET GAIN (LOSS) ON INVESTMENTS	(17,206)	194,910	369,620	193,049	42,930

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$73,075	$201,570	$366,199	$223,787	$57,204

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	DFA VA International Value Portfolio	ClearBridge Variable Appreciation Portfolio (Class I)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$1,302,405	$242,664	$1,423,154	$297,276	$27,541
Net Assets	$1,302,405	$242,664	$1,423,154	$297,276	$27,541

NET ASSETS, representing:
Accumulation units	$1,302,405	$242,664	$1,423,154	$297,276	$27,541
	$1,302,405	$242,664	$1,423,154	$297,276	$27,541

Units outstanding	96,893	16,988	102,476	20,542	2,322

Portfolio shares held	95,695	4,182	69,626	7,688	1,911
Portfolio net asset value per share	$13.61	$58.03	$20.44	$38.67	$14.41
Investment in portfolio shares, at cost	$1,282,519	$234,409	$1,568,415	$265,701	$26,726

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	DFA VA International Value Portfolio	ClearBridge Variable Appreciation Portfolio (Class I)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$58,973	$2,118	$26,293	$—	$607

EXPENSES
Charges for mortality and expense risk, and
for administration	5,351	665	4,522	1,660	97
NET INVESTMENT INCOME (LOSS)	53,622	1,453	21,771	(1,660)	510

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	11,769	5,651	169,256	3,195	—
Net realized gain (loss) on shares redeemed	3,807	(90)	(5,304)	37,996	(5)
Net change in unrealized appreciation (depreciation) on investments	37,926	15,670	(39,751)	67,424	2,762
NET GAIN (LOSS) ON INVESTMENTS	53,502	21,231	124,201	108,615	2,757

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$107,124	$22,684	$145,972	$106,955	$3,267

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	AST Bond Portfolio 2033
ASSETS
Investment in the portfolios, at fair value	$139,260	$488,112	$14,322,593	$207,530,397	$112,055
Net Assets	$139,260	$488,112	$14,322,593	$207,530,397	$112,055

NET ASSETS, representing:
Accumulation units	$139,260	$488,112	$14,322,593	$207,530,397	$112,055
	$139,260	$488,112	$14,322,593	$207,530,397	$112,055

Units outstanding	10,409	32,823	928,930	19,853,595	14,018

Portfolio shares held	10,393	16,040	691,579	20,753,040	13,468
Portfolio net asset value per share	$13.40	$30.43	$20.71	$10.00	$8.32
Investment in portfolio shares, at cost	$152,860	$428,520	$14,494,316	$207,530,397	$108,947

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	AST Bond Portfolio 2033
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$1,547	$—	$217,814	$7,140,676	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	575	1,226	188,578	771,005	4,298
NET INVESTMENT INCOME (LOSS)	972	(1,226)	29,236	6,369,671	(4,298)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	5,840	—	1,091,804	—	—
Net realized gain (loss) on shares redeemed	(226)	(91,278)	(316,081)	—	5,205
Net change in unrealized appreciation (depreciation) on investments	13,148	238,770	(4,407)	—	6,789
NET GAIN (LOSS) ON INVESTMENTS	18,762	147,492	771,316	—	11,994

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$19,734	$146,266	$800,552	$6,369,671	$7,696

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Franklin Multi-Asset Variable Moderate Growth Fund (Class I)	AST Bond Portfolio 2034
ASSETS
Investment in the portfolios, at fair value	$51,985	$174,969
Net Assets	$51,985	$174,969

NET ASSETS, representing:
Accumulation units	$51,985	$174,969
	$51,985	$174,969

Units outstanding	4,080	17,277

Portfolio shares held	3,856	16,873
Portfolio net asset value per share	$13.48	$10.37
Investment in portfolio shares, at cost	$48,922	$171,400

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Franklin Multi-Asset Variable Moderate Growth Fund (Class I)	AST Bond Portfolio 2034
	1/1/2023	1/3/2023*
	to	to
	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$887	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	168	2,195
NET INVESTMENT INCOME (LOSS)	719	(2,195)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,238	—
Net realized gain (loss) on shares redeemed	3	6
Net change in unrealized appreciation (depreciation) on investments	3,063	3,570
NET GAIN (LOSS) ON INVESTMENTS	4,304	3,576

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,023	$1,381

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$2,306,506	$(1,142,714)	$(1,779,718)	$(97,644)	$(92,134)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,442,142	13,980,292	659,333	768,176
Net change in unrealized appreciation (depreciation) on investments	—	4,632,052	21,578,594	502,405	264,442
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,306,506	4,931,480	33,779,168	1,064,094	940,484

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,651,950	4,169,811	190,830	22,063	—
Annuity payments	(1,221,148)	(1,014,621)	(1,507,398)	(141,365)	(131,439)
Surrenders, withdrawals and death benefits	(23,556,198)	(11,253,051)	(16,326,166)	(777,324)	(1,260,860)
Net transfers between other subaccounts
or fixed rate option	6,505,888	1,023,916	28,258,478	21,453	10,850
Miscellaneous transactions	(7,091)	1,507	(5,147)	858	(280)
Other charges	(82,230)	(19,027)	(88,374)	(170)	(414)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(15,708,829)	(7,091,465)	10,522,223	(874,485)	(1,382,143)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,402,323)	(2,159,985)	44,301,391	189,609	(441,659)

NET ASSETS
Beginning of period	72,768,717	89,169,147	114,632,599	7,018,823	7,609,330
End of period	$59,366,394	$87,009,162	$158,933,990	$7,208,432	$7,167,671

Beginning units	56,002,658	29,547,049	23,627,114	1,765,754	2,063,277
Units issued	12,416,763	1,042,345	4,628,755	59,581	7,669
Units redeemed	(22,399,450)	(4,264,196)	(3,487,139)	(268,137)	(381,224)
Ending units	46,019,971	26,325,198	24,768,730	1,557,198	1,689,722
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(2,129,932)	$(1,154,898)	$(36,808)	$(4,325,960)	$(536,575)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,263,334	1,844,836	154,646	28,045,059	3,298,329
Net change in unrealized appreciation (depreciation) on investments	6,753,321	6,843,553	(91,451)	55,714,953	3,324,421
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,886,723	7,533,491	26,387	79,434,052	6,086,175

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	419,388	1,098,081	35,176	1,100,519	666,149
Annuity payments	(1,197,827)	(858,780)	—	(1,938,556)	(640,847)
Surrenders, withdrawals and death benefits	(19,110,219)	(10,893,004)	(549,942)	(43,375,226)	(4,047,112)
Net transfers between other subaccounts
or fixed rate option	(322,776)	670,568	(131,020)	(2,397,254)	(83,740)
Miscellaneous transactions	(7,811)	1,303	(112)	27,549	(7,813)
Other charges	(188,230)	(108,297)	(815)	(771,183)	(41,162)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(20,407,475)	(10,090,129)	(646,713)	(47,354,151)	(4,154,525)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,520,752)	(2,556,638)	(620,326)	32,079,901	1,931,650

NET ASSETS
Beginning of period	146,743,639	80,619,417	3,824,704	348,013,500	36,493,247
End of period	$144,222,887	$78,062,779	$3,204,378	$380,093,401	$38,424,897

Beginning units	33,399,551	14,955,762	411,162	48,605,834	10,017,118
Units issued	288,191	337,529	15,547	721,199	243,299
Units redeemed	(4,749,639)	(2,245,214)	(88,060)	(7,133,003)	(1,348,254)
Ending units	28,938,103	13,048,077	338,649	42,194,030	8,912,163

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(3,499,059)	$(1,053,523)	$(51,365)	$265,817	$(315,223)
Capital gains distributions received	—	—	—	1,579,404	1,068,582
Net realized gain (loss) on shares redeemed	31,157,559	3,732,342	(7,059)	777,314	(118,483)
Net change in unrealized appreciation (depreciation) on investments	70,996,200	9,524,543	1,609,504	289,194	8,440,259
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	98,654,700	12,203,362	1,551,080	2,911,729	9,075,135

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,103,236	285,029	19,179	20,421	45,885
Annuity payments	(1,924,071)	(525,961)	(61,568)	(657,184)	(844,570)
Surrenders, withdrawals and death benefits	(29,520,748)	(9,709,282)	(1,424,180)	(5,314,768)	(6,000,409)
Net transfers between other subaccounts
or fixed rate option	(4,491,168)	49,485,588	(278,779)	(9,438)	(450,715)
Miscellaneous transactions	6,501	(2,664)	4,937	(472)	2,729
Other charges	(181,808)	(152,027)	(1,592)	(5,683)	(11,628)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(35,008,058)	39,380,683	(1,742,003)	(5,967,124)	(7,258,708)

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,646,642	51,584,045	(190,923)	(3,055,395)	1,816,427

NET ASSETS
Beginning of period	203,877,333	57,835,063	11,440,704	41,775,431	45,049,567
End of period	$267,523,975	$109,419,108	$11,249,781	$38,720,036	$46,865,994

Beginning units	34,683,313	6,559,972	5,771,273	7,927,250	11,898,413
Units issued	359,930	5,335,997	50,976	32,497	26,971
Units redeemed	(5,064,744)	(1,265,814)	(863,100)	(1,161,503)	(1,773,728)
Ending units	29,978,499	10,630,155	4,959,149	6,798,244	10,151,656
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(536,296)	$44,222	$(108,047)	$(746,746)	$159,203
Capital gains distributions received	—	—	673,132	4,211,658	1,355,030
Net realized gain (loss) on shares redeemed	1,502,473	1,072,861	396,052	1,856,892	891,744
Net change in unrealized appreciation (depreciation) on investments	13,724,542	2,434,275	1,443,095	10,360,430	(1,264,551)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,690,719	3,551,358	2,404,232	15,682,234	1,141,426

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,130	37,676	92,536	497,244	13,146
Annuity payments	(1,276,896)	(266,790)	(114,051)	(477,741)	(240,465)
Surrenders, withdrawals and death benefits	(4,816,032)	(4,063,393)	(1,943,879)	(5,980,427)	(2,867,184)
Net transfers between other subaccounts
or fixed rate option	(696,284)	(170,266)	(32,912)	(534,437)	(478,968)
Miscellaneous transactions	304	2,106	128	490	2,003
Other charges	(7,397)	(6,347)	(1,985)	(7,958)	(3,380)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,783,175)	(4,467,014)	(2,000,163)	(6,502,829)	(3,574,848)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,907,544	(915,656)	404,069	9,179,405	(2,433,422)

NET ASSETS
Beginning of period	38,148,762	39,793,135	12,614,160	48,558,326	18,312,633
End of period	$46,056,306	$38,877,479	$13,018,229	$57,737,731	$15,879,211

Beginning units	8,516,178	9,200,344	2,521,036	8,571,614	3,454,215
Units issued	60,642	59,079	18,110	90,278	34,391
Units redeemed	(1,287,366)	(1,044,328)	(401,260)	(1,083,133)	(705,626)
Ending units	7,289,454	8,215,095	2,137,886	7,578,759	2,782,980
The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/8/2023**	12/31/2023	12/31/2023	6/9/2023**

OPERATIONS
Net investment income (loss)	$(224,835)	$(370,198)	$(14,463)	$(102,064)	$(343,019)
Capital gains distributions received	—	—	1,524,962	541,857	—
Net realized gain (loss) on shares redeemed	(894,628)	24,403,591	(962,832)	198,664	26,935,075
Net change in unrealized appreciation (depreciation) on investments	4,753,266	(17,655,773)	3,406,137	1,429,204	(26,620,696)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,633,803	6,377,620	3,953,804	2,067,661	(28,640)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,740	32,668	16,150	—	49,670
Annuity payments	(124,390)	(106,445)	(82,918)	(189,529)	(47,006)
Surrenders, withdrawals and death benefits	(1,670,547)	(2,793,797)	(1,770,908)	(1,271,526)	(2,888,450)
Net transfers between other subaccounts
or fixed rate option	409,834	(30,023,497)	(361,754)	316,108	(47,737,032)
Miscellaneous transactions	543	(184)	(113)	(808)	(3,873)
Other charges	(2,683)	(4,202)	(2,216)	(757)	(62,859)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,385,503)	(32,895,457)	(2,201,759)	(1,146,512)	(50,689,550)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,248,300	(26,517,837)	1,752,045	921,149	(50,718,190)

NET ASSETS
Beginning of period	15,437,937	26,517,837	13,971,156	6,873,681	50,718,190
End of period	$17,686,237	$—	$15,723,201	$7,794,830	$—

Beginning units	3,689,310	6,175,049	5,919,068	2,925,471	13,895,335
Units issued	91,768	50,580	21,169	311,484	136,342
Units redeemed	(408,864)	(6,225,629)	(850,368)	(745,958)	(14,031,677)
Ending units	3,372,214	—	5,089,869	2,490,997	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	3/10/2023**	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(117,367)	$(1,072,695)	$(58,897)	$(2,298,361)	$(42,555,564)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	293,025	6,982,197	6,303,641	6,241,949	(6,439,441)
Net change in unrealized appreciation (depreciation) on investments	2,343,256	7,442,931	(5,466,400)	12,887,820	243,782,545
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,518,914	13,352,433	778,344	16,831,408	194,787,540

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,925	495,741	2,028	1,079,624	1,358,865
Annuity payments	(10,521)	(260,189)	(3,087)	(167,803)	(3,324,679)
Surrenders, withdrawals and death benefits	(1,090,184)	(8,207,438)	(655,820)	(21,003,579)	(288,034,331)
Net transfers between other subaccounts
or fixed rate option	41,693	103,843	(18,505,742)	53,194,309	1,398,930,392
Miscellaneous transactions	8	(1,643)	288	(9,463)	6,717
Other charges	(19,920)	(162,426)	(9,688)	(1,794,891)	(39,482,407)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,075,999)	(8,032,112)	(19,172,021)	31,298,197	1,069,454,557

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,442,915	5,320,321	(18,393,677)	48,129,605	1,264,242,097

NET ASSETS
Beginning of period	6,651,465	65,860,758	18,393,677	154,141,795	1,944,152,930
End of period	$8,094,380	$71,181,079	$—	$202,271,400	$3,208,395,027

Beginning units	2,439,142	13,945,809	8,585,837	6,865,263	137,607,546
Units issued	95,440	273,602	61,016	3,591,120	162,652,693
Units redeemed	(463,534)	(1,865,805)	(8,646,853)	(2,268,007)	(91,403,391)
Ending units	2,071,048	12,353,606	—	8,188,376	208,856,848

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(1,584,627)	$(3,787,146)	$(5,181,809)	$(12,578,212)	$(3,955,542)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,458,157	5,221,931	17,489,494	26,176,233	20,220,136
Net change in unrealized appreciation (depreciation) on investments	10,724,488	35,457,739	65,473,423	74,107,686	15,958,172
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,598,018	36,892,524	77,781,108	87,705,707	32,222,766

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	580,943	1,302,604	1,782,191	5,035,767	1,589,433
Annuity payments	(107,456)	(108,608)	(107,939)	(1,232,294)	(562,309)
Surrenders, withdrawals and death benefits	(17,266,372)	(30,969,105)	(39,526,409)	(105,769,825)	(32,317,036)
Net transfers between other subaccounts
or fixed rate option	3,100,643	13,081,540	10,092,235	7,411,130	6,684,463
Miscellaneous transactions	(3,318)	(10,888)	(1,538)	13,560	4,462
Other charges	(1,108,395)	(2,959,254)	(4,230,208)	(10,306,127)	(2,954,252)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(14,803,955)	(19,663,711)	(31,991,668)	(104,847,789)	(27,555,239)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,205,937)	17,228,813	45,789,440	(17,142,082)	4,667,527

NET ASSETS
Beginning of period	148,100,443	310,497,063	399,145,280	1,131,726,522	325,022,693
End of period	$145,894,506	$327,725,876	$444,934,720	$1,114,584,440	$329,690,220

Beginning units	10,177,019	14,001,071	16,690,526	40,855,519	13,157,252
Units issued	1,608,290	2,541,956	2,379,478	4,179,826	1,983,660
Units redeemed	(2,604,685)	(3,392,516)	(3,572,039)	(7,742,160)	(3,062,123)
Ending units	9,180,624	13,150,511	15,497,965	37,293,185	12,078,789

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	3/10/2023**	2/24/2023**

OPERATIONS
Net investment income (loss)	$(1,955,500)	$(141,386,616)	$(3,516,202)	$(398,466)	$(2,570,430)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,839,639	394,184,040	18,115,548	20,480,476	243,423,386
Net change in unrealized appreciation (depreciation) on investments	(15,426,059)	1,158,268,450	20,689,692	(14,138,810)	(234,124,326)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(541,920)	1,411,065,874	35,289,038	5,943,200	6,728,630

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	540,908	4,815,506	1,165,643	131,921	41,865
Annuity payments	(318,803)	(3,802,532)	(160,721)	—	(42,142)
Surrenders, withdrawals and death benefits	(15,919,906)	(949,771,813)	(28,211,873)	(2,356,413)	(12,880,010)
Net transfers between other subaccounts
or fixed rate option	(15,737,196)	269,888,954	4,212,958	(143,111,525)	(1,109,603,188)
Miscellaneous transactions	367	8,867	(7,061)	1,221	2,788
Other charges	(1,465,338)	(129,419,746)	(2,867,406)	(316,145)	(2,274,221)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(32,899,968)	(808,280,764)	(25,868,460)	(145,650,941)	(1,124,754,908)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,441,888)	602,785,110	9,420,578	(139,707,741)	(1,118,026,278)

NET ASSETS
Beginning of period	158,783,813	9,924,177,062	295,683,495	139,707,741	1,118,026,278
End of period	$125,341,925	$10,526,962,172	$305,104,073	$—	$—

Beginning units	12,219,547	542,541,563	12,926,707	10,000,901	69,132,449
Units issued	3,615,000	75,876,875	1,550,569	416,797	2,267,956
Units redeemed	(6,076,463)	(117,248,310)	(2,614,364)	(10,417,698)	(71,400,405)
Ending units	9,758,084	501,170,128	11,862,912	—	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(111,539,194)	$(22,407,601)	$(112,048,652)	$(34,072,631)	$(131,556,827)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	450,380,033	67,745,321	366,062,215	119,447,475	438,869,734
Net change in unrealized appreciation (depreciation) on investments	812,706,138	67,951,193	781,949,534	129,881,028	1,090,451,398
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,151,546,977	113,288,913	1,035,963,097	215,255,872	1,397,764,305

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,813,083	784,680	7,964,439	2,479,836	2,561,457
Annuity payments	(2,863,998)	(1,771,544)	(5,923,500)	(4,777,150)	(3,488,391)
Surrenders, withdrawals and death benefits	(667,800,564)	(132,671,275)	(780,569,134)	(290,172,129)	(835,512,461)
Net transfers between other subaccounts
or fixed rate option	1,057,709,986	66,353,803	378,535,282	153,143,975	2,252,443,611
Miscellaneous transactions	51,990	6,266	(9,665)	342	4,623
Other charges	(92,962,744)	(16,401,127)	(97,489,920)	(27,556,541)	(126,106,713)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	299,947,753	(83,699,197)	(497,492,498)	(166,881,667)	1,289,902,126

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,451,494,730	29,589,716	538,470,599	48,374,205	2,687,666,431

NET ASSETS
Beginning of period	6,865,096,952	1,480,246,245	7,796,818,212	2,379,360,910	7,777,839,752
End of period	$8,316,591,682	$1,509,835,961	$8,335,288,811	$2,427,735,115	$10,465,506,183

Beginning units	347,065,124	108,587,271	444,810,017	167,992,362	448,826,975
Units issued	109,253,857	37,937,523	81,364,079	56,587,598	260,311,389
Units redeemed	(91,511,236)	(44,485,278)	(107,747,322)	(68,619,335)	(182,581,713)
Ending units	364,807,745	102,039,516	418,426,774	155,960,625	526,556,651

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST International Value Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	3/10/2023**

OPERATIONS
Net investment income (loss)	$(61,479,245)	$(19,100,819)	$12,350,766	$(3,984,801)	$(235,457)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	240,324,078	103,640,778	—	8,155,616	14,836,024
Net change in unrealized appreciation (depreciation) on investments	339,259,528	456,832,914	—	42,887,858	(7,997,947)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	518,104,361	541,372,873	12,350,766	47,058,673	6,602,620

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,284,435	6,601,939	7,063,034	1,858,461	139,049
Annuity payments	(1,753,705)	(1,190,649)	(547,453)	(209,704)	(2,626)
Surrenders, withdrawals and death benefits	(410,763,860)	(160,275,228)	(972,493,225)	(30,090,209)	(2,249,132)
Net transfers between other subaccounts
or fixed rate option	100,008,084	(95,061,704)	916,326,182	24,998,210	(99,324,196)
Miscellaneous transactions	15,547	(32,140)	(93,807)	(7,203)	100
Other charges	(55,197,731)	(14,570,122)	(2,099,982)	(3,039,357)	(167,487)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(366,407,230)	(264,527,904)	(51,845,251)	(6,489,802)	(101,604,292)

TOTAL INCREASE (DECREASE) IN NET ASSETS	151,697,131	276,844,969	(39,494,485)	40,568,871	(95,001,672)

NET ASSETS
Beginning of period	4,342,413,883	1,386,610,142	383,307,462	303,447,445	95,001,672
End of period	$4,494,111,014	$1,663,455,111	$343,812,977	$344,016,316	$—

Beginning units	233,124,768	42,169,183	41,470,328	11,002,333	8,048,792
Units issued	30,403,776	4,128,951	34,664,316	2,237,896	304,917
Units redeemed	(49,107,073)	(10,165,294)	(40,204,781)	(2,472,924)	(8,353,709)
Ending units	214,421,471	36,132,840	35,929,863	10,767,305	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	1/20/2023**	12/31/2023

OPERATIONS
Net investment income (loss)	$(4,854,845)	$(134,404,195)	$(27,844,259)	$(31,996)	$(1,755,797)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,170,144	390,163,121	(45,749,250)	4,634,710	798,483
Net change in unrealized appreciation (depreciation) on investments	52,106,054	470,405,839	173,063,885	(2,001,710)	14,887,282
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	60,421,353	726,164,765	99,470,376	2,601,004	13,929,968

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,552,510	10,332	5,035,027	64,959	265,730
Annuity payments	(551,357)	(3,964,214)	(2,314,325)	—	(153,941)
Surrenders, withdrawals and death benefits	(42,407,081)	(652,632,387)	(221,155,961)	(199,214)	(12,783,886)
Net transfers between other subaccounts
or fixed rate option	261,659,680	(3,680,731,645)	185,633,221	(45,110,372)	4,672,769
Miscellaneous transactions	1,144	15,072	15,241	263	490
Other charges	(3,941,617)	(151,367,159)	(23,222,488)	(23,050)	(1,479,742)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	216,313,279	(4,488,670,001)	(56,009,285)	(45,267,414)	(9,478,580)

TOTAL INCREASE (DECREASE) IN NET ASSETS	276,734,632	(3,762,505,236)	43,461,091	(42,666,410)	4,451,388

NET ASSETS
Beginning of period	208,400,376	10,864,614,887	2,225,902,206	42,666,410	138,937,794
End of period	$485,135,008	$7,102,109,651	$2,269,363,297	$—	$143,389,182

Beginning units	12,468,225	860,829,601	191,998,113	2,725,148	16,586,968
Units issued	19,549,672	1,039,042,370	39,025,608	103,095	5,034,678
Units redeemed	(5,913,102)	(1,376,214,873)	(44,576,035)	(2,828,243)	(6,143,022)
Ending units	26,104,795	523,657,098	186,447,686	—	15,478,624

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(23,486,809)	$(5,398)	$(1,649)	$(3,497)	$(17,435)
Capital gains distributions received	—	24,590	30,995	17,862	167,339
Net realized gain (loss) on shares redeemed	89,535,959	(21,561)	(10,614)	6,538	(33,532)
Net change in unrealized appreciation (depreciation) on investments	117,680,321	130,181	(14,997)	22,257	(125,323)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	183,729,471	127,812	3,735	43,160	(8,951)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	389,112	—	—	—	—
Annuity payments	(498,931)	—	—	—	—
Surrenders, withdrawals and death benefits	(151,310,043)	(15,308)	(12,321)	(18,224)	(192,821)
Net transfers between other subaccounts
or fixed rate option	85,026,720	(10,541)	15,544	1,241	101,295
Miscellaneous transactions	8,492	6	—	(49)	(644)
Other charges	(22,393,539)	(3,192)	(1,311)	(3,988)	(12,414)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(88,778,189)	(29,035)	1,912	(21,020)	(104,584)

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,951,282	98,777	5,647	22,140	(113,535)

NET ASSETS
Beginning of period	1,648,037,631	444,861	168,009	414,994	1,471,571
End of period	$1,742,988,913	$543,638	$173,656	$437,134	$1,358,036

Beginning units	97,624,303	15,170	7,290	23,116	42,168
Units issued	23,911,193	3,907	3,390	16,222	14,019
Units redeemed	(29,211,396)	(5,516)	(3,145)	(14,955)	(19,449)
Ending units	92,324,100	13,561	7,535	24,383	36,738
The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(4,899)	$(7,546)	$(4,296)	$(151)	$(5,676)
Capital gains distributions received	35,122	4,245	26,857	36,637	18,332
Net realized gain (loss) on shares redeemed	19,218	(22,901)	2,218	(30,964)	(16,806)
Net change in unrealized appreciation (depreciation) on investments	5,480	117,696	31,207	5,236	82,111
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	54,921	91,494	55,986	10,758	77,961

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(10,622)	(31,745)	(32,886)	(101,918)	(53,179)
Net transfers between other subaccounts
or fixed rate option	(53,749)	66,297	(32,871)	5,472	93,053
Miscellaneous transactions	—	14	20	—	—
Other charges	(3,435)	(5,202)	(4,046)	(1,402)	(3,464)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(67,806)	29,364	(69,783)	(97,848)	36,410

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,885)	120,858	(13,797)	(87,090)	114,371

NET ASSETS
Beginning of period	418,718	681,469	505,679	205,383	535,826
End of period	$405,833	$802,327	$491,882	$118,293	$650,197

Beginning units	16,434	29,019	22,975	11,224	19,506
Units issued	3,940	9,113	6,918	4,140	6,594
Units redeemed	(6,027)	(9,912)	(9,709)	(8,271)	(4,978)
Ending units	14,347	28,220	20,184	7,093	21,122

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(3,640)	$(280)	$1,124	$(8,411)	$(6,398)
Capital gains distributions received	14,112	—	—	96,968	80,222
Net realized gain (loss) on shares redeemed	(13,137)	1,307	(24,851)	(36,153)	68,991
Net change in unrealized appreciation (depreciation) on investments	27,216	16,251	(25,759)	107,813	62,302
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	24,551	17,278	(49,486)	160,217	205,117

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(15,436)	(2,192)	(127,089)	(35,155)	(85,979)
Net transfers between other subaccounts
or fixed rate option	(37,847)	(12,599)	(121,826)	144,697	(42,600)
Miscellaneous transactions	1	—	—	1	(387)
Other charges	(2,875)	(318)	(4,396)	(5,862)	(7,644)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(56,157)	(15,109)	(253,311)	103,681	(136,610)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,606)	2,169	(302,797)	263,898	68,507

NET ASSETS
Beginning of period	277,518	67,822	624,825	605,321	1,027,700
End of period	$245,912	$69,991	$322,028	$869,219	$1,096,207

Beginning units	12,801	6,311	27,286	20,620	47,014
Units issued	4,690	1,334	7,483	14,787	24,467
Units redeemed	(7,543)	(2,677)	(17,930)	(13,039)	(29,070)
Ending units	9,948	4,968	16,839	22,368	42,411

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)	Allspring VT Discovery All Cap Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	1/3/2023**	12/31/2023

OPERATIONS
Net investment income (loss)	$243	$(5,569)	$(2,740)	$(76)	$(7,458,694)
Capital gains distributions received	—	33,973	—	—	—
Net realized gain (loss) on shares redeemed	(10,072)	(10,431)	(10,277)	654	70,431,063
Net change in unrealized appreciation (depreciation) on investments	24,262	78,589	21,516	(479)	68,098,047
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,433	96,562	8,499	99	131,070,416

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	4,256,594
Annuity payments	—	—	(13,421)	—	—
Surrenders, withdrawals and death benefits	(14,074)	(78,292)	(67,075)	—	(215,101,062)
Net transfers between other subaccounts
or fixed rate option	(1,276)	(3,470)	10,192	(359,847)	(14,611,588)
Miscellaneous transactions	—	—	—	(148)	22,401
Other charges	(347)	(877)	(330)	(347)	(3,372,714)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(15,697)	(82,639)	(70,634)	(360,342)	(228,806,369)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,264)	13,923	(62,135)	(360,243)	(97,735,953)

NET ASSETS
Beginning of period	106,402	343,125	212,861	360,243	911,892,056
End of period	$105,138	$357,048	$150,726	$—	$814,156,103

Beginning units	6,216	63,694	7,337	30,494	60,993,644
Units issued	—	437	368	—	1,073,004
Units redeemed	(810)	(13,668)	(2,661)	(30,494)	(14,099,791)
Ending units	5,406	50,463	5,044	—	47,966,857

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	1/20/2023**	12/31/2023	12/31/2023	2/24/2023**	3/10/2023**

OPERATIONS
Net investment income (loss)	$(991,746)	$(8,236)	$(668,041)	$(1,299,390)	$(10,874)
Capital gains distributions received	—	42,429	—	—	—
Net realized gain (loss) on shares redeemed	201,581,654	10,964	1,834,959	78,116,282	(285,002)
Net change in unrealized appreciation (depreciation) on investments	(161,723,112)	67,860	(12,342)	(59,853,737)	585,992
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	38,866,796	113,017	1,154,576	16,963,155	290,116

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,774	—	—	63,202	43,636
Annuity payments	(32,452)	—	(28,030)	(117,949)	—
Surrenders, withdrawals and death benefits	(5,038,068)	(102,347)	(3,778,643)	(6,015,903)	(281,025)
Net transfers between other subaccounts
or fixed rate option	(1,205,178,609)	47,965	(54,226,428)	(570,591,469)	(7,779,967)
Miscellaneous transactions	4,087	102	790	5,049	393
Other charges	(750,873)	(1,137)	(52,186)	(1,313,692)	(6,741)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,210,989,141)	(55,417)	(58,084,497)	(577,970,762)	(8,023,704)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,172,122,345)	57,600	(56,929,921)	(561,007,607)	(7,733,588)

NET ASSETS
Beginning of period	1,172,122,345	501,380	57,122,628	561,007,607	7,733,588
End of period	$—	$558,980	$192,707	$—	$—

Beginning units	91,613,044	17,124	5,891,235	36,702,773	807,309
Units issued	2,886,825	2,050	785,070	3,423,749	7,300
Units redeemed	(94,499,869)	(3,868)	(6,657,366)	(40,126,522)	(814,609)
Ending units	—	15,306	18,939	—	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(442,524)	$(2,104,408)	$(192,835,811)	$(2,514,136)	$(49,550)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	223,487	10,087,295	112,568,050	1,142,163	2,412
Net change in unrealized appreciation (depreciation) on investments	1,230,427	12,821,074	822,730,523	45,015,866	141,056
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,011,390	20,803,961	742,462,762	43,643,893	93,918

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,129,410	12,893	1,549,450	—
Annuity payments	—	(24,627)	(1,676,858)	(325,152)	—
Surrenders, withdrawals and death benefits	(2,454,980)	(17,517,825)	(1,036,961,866)	(25,964,447)	(393,717)
Net transfers between other subaccounts
or fixed rate option	37,587,783	15,402,072	—	12,834,954	740,447
Miscellaneous transactions	(820)	(237)	(18,038)	(8,226)	116
Other charges	(2,476)	(1,587,577)	(1,457,791)	(1,850,684)	(1,808)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	35,129,507	(2,598,784)	(1,040,101,660)	(13,764,105)	345,038

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,140,897	18,205,177	(297,638,898)	29,879,788	438,956

NET ASSETS
Beginning of period	2,006,671	163,810,437	10,399,992,334	210,976,091	2,224,019
End of period	$38,147,568	$182,015,614	$10,102,353,436	$240,855,879	$2,662,975

Beginning units	210,103	7,272,497	1,026,297,962	10,603,953	206,542
Units issued	4,918,316	1,632,413	3,370,036	1,979,680	379,782
Units redeemed	(1,180,997)	(1,709,252)	(104,232,695)	(2,586,528)	(347,160)
Ending units	3,947,422	7,195,658	925,435,303	9,997,105	239,164

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio	AST Bond Portfolio 2026
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	2/24/2023**	2/24/2023**	2/24/2023**	12/31/2023

OPERATIONS
Net investment income (loss)	$(29,189,396)	$(104,832)	$(77,524)	$(711,740)	$(84,903)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	146,865,348	26,108,610	15,096,801	34,700,650	(35,134)
Net change in unrealized appreciation (depreciation) on investments	173,012,449	(22,713,925)	(13,345,281)	(23,959,080)	262,441
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	290,688,401	3,289,853	1,673,996	10,029,830	142,404

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	182,861	38,621	47,780	2,345	—
Annuity payments	(348,139)	—	—	(15,880)	—
Surrenders, withdrawals and death benefits	(154,209,178)	(2,740,886)	(2,588,170)	(2,951,538)	(690,904)
Net transfers between other subaccounts
or fixed rate option	742,274,390	(110,454,719)	(82,046,304)	(299,009,101)	174,855
Miscellaneous transactions	(7,074)	(519)	481	(162)	(195)
Other charges	(32,508,606)	(90,116)	(70,973)	(787,282)	(2,759)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	555,384,254	(113,247,619)	(84,657,186)	(302,761,618)	(519,003)

TOTAL INCREASE (DECREASE) IN NET ASSETS	846,072,655	(109,957,766)	(82,983,190)	(292,731,788)	(376,599)

NET ASSETS
Beginning of period	1,652,153,001	109,957,766	82,983,190	292,731,788	4,525,908
End of period	$2,498,225,656	$—	$—	$—	$4,149,309

Beginning units	109,362,121	7,543,659	6,242,817	23,246,586	487,828
Units issued	125,060,608	12,797	12,013	3,901,599	675,984
Units redeemed	(92,206,501)	(7,556,456)	(6,254,830)	(27,148,185)	(732,915)
Ending units	142,216,228	—	—	—	430,897
**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	3/10/2023**	12/31/2023	4/25/2023**	12/31/2023

OPERATIONS
Net investment income (loss)	$(1,523,581)	$(10,974)	$851,809	$(34,962)	$(141,136)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(3,313,152)	1,562,881	(2,255,114)	(857,867)	(137,419)
Net change in unrealized appreciation (depreciation) on investments	11,961,494	(641,816)	6,937,672	1,591,846	500,544
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,124,761	910,091	5,534,367	699,017	221,989

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	929,720	47,839	3,613,765	31,231	—
Annuity payments	(94,504)	—	—	—	—
Surrenders, withdrawals and death benefits	(16,629,997)	(213,007)	(12,284,684)	(754,344)	(782,878)
Net transfers between other subaccounts
or fixed rate option	17,906,753	(9,693,667)	(2,813,618)	(17,814,850)	395,075
Miscellaneous transactions	998	(20)	661	(22)	(335)
Other charges	(1,385,151)	(8,967)	(276,235)	(34,454)	(3,698)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	727,819	(9,867,822)	(11,760,111)	(18,572,439)	(391,836)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,852,580	(8,957,731)	(6,225,744)	(17,873,422)	(169,847)

NET ASSETS
Beginning of period	144,184,224	8,957,731	53,947,551	17,873,422	6,886,243
End of period	$152,036,804	$—	$47,721,807	$—	$6,716,396

Beginning units	15,712,193	794,901	4,240,443	1,510,487	754,978
Units issued	4,108,602	54,252	325,063	15,046	142,313
Units redeemed	(3,988,541)	(849,153)	(1,139,598)	(1,525,533)	(185,083)
Ending units	15,832,254	—	3,425,908	—	712,208

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	2/24/2023**	12/31/2023

OPERATIONS
Net investment income (loss)	$(7,863)	$(444,635)	$(41,160)	$(1,154,563)	$(282,217)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(46,048)	(777,752)	2,224	35,272,406	(327,809)
Net change in unrealized appreciation (depreciation) on investments	125,360	1,919,141	127,931	(16,760,524)	1,094,549
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	71,449	696,754	88,995	17,357,319	484,523

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,507	—	—	29,124	—
Annuity payments	(27,887)	—	—	—	—
Surrenders, withdrawals and death benefits	(332,308)	(4,873,707)	(153,845)	(2,887,170)	(707,997)
Net transfers between other subaccounts
or fixed rate option	1,427	(235,820)	(28,061)	(467,939,240)	109,578
Miscellaneous transactions	(485)	583	1	(3,116)	972
Other charges	(11,283)	(8,338)	(379)	(1,385,017)	(10,155)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(339,029)	(5,117,282)	(182,284)	(472,185,419)	(607,602)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(267,580)	(4,420,528)	(93,289)	(454,828,100)	(123,079)

NET ASSETS
Beginning of period	3,183,671	24,825,680	2,083,244	454,828,100	14,919,248
End of period	$2,916,091	$20,405,152	$1,989,955	$—	$14,796,169

Beginning units	324,534	2,656,298	224,430	36,510,096	1,549,414
Units issued	15,234	56,510	86,250	13,816,319	198,497
Units redeemed	(48,493)	(600,674)	(104,005)	(50,326,415)	(261,769)
Ending units	291,275	2,112,134	206,675	—	1,486,142

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Bond Portfolio 2031	Fidelity® VIP Contrafund® Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	2/24/2023**	2/24/2023**	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(310,394)	$(221,622)	$(792,208)	$3,032	$(3,886)
Capital gains distributions received	—	—	—	45,601	—
Net realized gain (loss) on shares redeemed	7,646,840	5,620,864	(2,097,828)	(10,394)	(25,409)
Net change in unrealized appreciation (depreciation) on investments	(5,251,901)	(4,151,017)	4,170,772	235,058	376,659
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,084,545	1,248,225	1,280,736	273,297	347,364

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,306	2,029	—	712,954	343,009
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(449,327)	(759,504)	(5,725,674)	(88,342)	(31,998)
Net transfers between other subaccounts
or fixed rate option	(120,752,435)	(94,665,710)	(738,357)	27,033	281,384
Miscellaneous transactions	(113)	1,930	(2,046)	4,326	(341)
Other charges	(350,280)	(263,079)	(25,512)	(268)	(1,150)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(121,541,849)	(95,684,334)	(6,491,589)	655,703	590,904

TOTAL INCREASE (DECREASE) IN NET ASSETS	(119,457,304)	(94,436,109)	(5,210,853)	929,000	938,268

NET ASSETS
Beginning of period	119,457,304	94,436,109	43,853,527	684,547	532,409
End of period	$—	$—	$38,642,674	$1,613,547	$1,470,677

Beginning units	8,818,741	7,630,294	5,314,655	60,430	50,678
Units issued	3,069,370	2,150,450	605,277	61,386	54,465
Units redeemed	(11,888,111)	(9,780,744)	(1,390,662)	(14,668)	(8,697)
Ending units	—	—	4,529,270	107,148	96,446

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(1,391)	$29,321	$(1,355)	$6,696	$42,473
Capital gains distributions received	47,082	—	—	19,236	—
Net realized gain (loss) on shares redeemed	8,165	(4,482)	(32,227)	(103,780)	(27,904)
Net change in unrealized appreciation (depreciation) on investments	203,077	37,372	80,949	128,202	126,358
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	256,933	62,211	47,367	50,354	140,927

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	440,974	829,116	196,011	84,411	482,886
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(44,774)	(10,856)	(7,287)	(271,928)	(77,449)
Net transfers between other subaccounts
or fixed rate option	56,797	125,350	67,416	(615,684)	(3,159)
Miscellaneous transactions	3,354	107	(29)	97	(42)
Other charges	(2,677)	(689)	(882)	(2,474)	(1,079)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	453,674	943,028	255,229	(805,578)	401,157

TOTAL INCREASE (DECREASE) IN NET ASSETS	710,607	1,005,239	302,596	(755,224)	542,084

NET ASSETS
Beginning of period	523,045	302,255	263,826	1,129,677	1,565,578
End of period	$1,233,652	$1,307,494	$566,422	$374,453	$2,107,662

Beginning units	42,521	33,129	26,693	102,561	175,938
Units issued	38,097	105,588	28,010	7,679	119,626
Units redeemed	(6,585)	(2,906)	(4,453)	(79,341)	(73,730)
Ending units	74,033	135,811	50,250	30,899	221,834

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Vanguard Equity Index Portfolio	Vanguard Global Bond Index Portfolio	Vanguard Mid-Cap Index Portfolio	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$6,084	$1,997	$8,538	$13,713	$18,784
Capital gains distributions received	30,531	294	22,156	37,111	—
Net realized gain (loss) on shares redeemed	(7,645)	(1,275)	(37,937)	(59,454)	(27,610)
Net change in unrealized appreciation (depreciation) on investments	190,236	8,905	178,008	99,764	84,156
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	219,206	9,921	170,765	91,134	75,330

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	173,818	15,612	43,726	206,455	70,818
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(51,904)	(7,630)	(41,862)	(51,683)	(147,293)
Net transfers between other subaccounts
or fixed rate option	(24,433)	17,680	(62,008)	(59,510)	513,574
Miscellaneous transactions	476	141	(9)	340	402
Other charges	(2,242)	(614)	(1,805)	(1,919)	(3,067)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	95,715	25,189	(61,958)	93,683	434,434

TOTAL INCREASE (DECREASE) IN NET ASSETS	314,921	35,110	108,807	184,817	509,764

NET ASSETS
Beginning of period	776,584	161,467	1,212,029	820,295	1,269,210
End of period	$1,091,505	$196,577	$1,320,836	$1,005,112	$1,778,974

Beginning units	66,154	18,600	107,386	91,373	145,050
Units issued	22,820	3,778	20,372	40,742	76,421
Units redeemed	(14,666)	(958)	(25,999)	(31,170)	(27,451)
Ending units	74,308	21,420	101,759	100,945	194,020

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Vanguard Total International Stock Market Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio	Vanguard Conservative Allocation Portfolio	Vanguard Growth Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$51,946	$7,294	$26,089	$4,033	$(2,798)
Capital gains distributions received	29,692	99,493	82,411	8,718	—
Net realized gain (loss) on shares redeemed	(46,821)	(49,259)	(59,097)	(33,595)	(29,734)
Net change in unrealized appreciation (depreciation) on investments	310,743	341,869	213,481	53,585	195,324
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	345,560	399,397	262,884	32,741	162,792

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,780,634	292,011	8,980	—	129,517
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(248,615)	(327,852)	(301,688)	(133,576)	(8,176)
Net transfers between other subaccounts
or fixed rate option	(149,120)	(354,368)	195,000	(38,002)	(76,789)
Miscellaneous transactions	(208)	(2,325)	—	—	372
Other charges	(3,898)	(4,094)	(5,145)	(183)	(494)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,378,793	(396,628)	(102,853)	(171,761)	44,430

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,724,353	2,769	160,031	(139,020)	207,222

NET ASSETS
Beginning of period	1,660,686	2,005,224	1,989,681	399,348	404,387
End of period	$3,385,039	$2,007,993	$2,149,712	$260,328	$611,609

Beginning units	164,111	174,336	184,558	41,395	39,977
Units issued	182,255	46,533	18,326	294	12,333
Units redeemed	(54,658)	(81,123)	(27,146)	(17,521)	(8,840)
Ending units	291,708	139,746	175,738	24,168	43,470

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio	American Funds IS Asset Allocation Fund (Class 1)	American Funds IS Washington Mutual Investors Fund (Class 1)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$9,072	$20,447	$25,701	$72,293	$23,476
Capital gains distributions received	—	47,924	—	167,441	8,474
Net realized gain (loss) on shares redeemed	(2,124)	(3,657)	(37,399)	(329,807)	(111,506)
Net change in unrealized appreciation (depreciation) on investments	24,787	134,741	140,490	659,046	295,814
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	31,735	199,455	128,792	568,973	216,258

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	153,676	—	1,043,382	—	774,116
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,013)	(111,915)	(113,751)	(318,427)	(45,870)
Net transfers between other subaccounts
or fixed rate option	(39,854)	(951)	(299,443)	(1,010,595)	(67,344)
Miscellaneous transactions	43	—	536	1,667	1,616
Other charges	(307)	(1,356)	(3,566)	(8,226)	(451)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	109,545	(114,222)	627,158	(1,335,581)	662,067

TOTAL INCREASE (DECREASE) IN NET ASSETS	141,280	85,233	755,950	(766,608)	878,325

NET ASSETS
Beginning of period	215,637	1,382,724	1,899,903	5,230,831	1,085,652
End of period	$356,917	$1,467,957	$2,655,853	$4,464,223	$1,963,977

Beginning units	22,459	136,370	198,341	484,386	87,363
Units issued	18,908	9	183,580	6,420	100,120
Units redeemed	(7,810)	(10,287)	(118,794)	(127,572)	(51,909)
Ending units	33,557	126,092	263,127	363,234	135,574

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)	American Funds IS U.S. Government Securities Fund® (Class 1)	BlackRock Basic Value V.I. Fund (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$47,375	$(1,271)	$31,213	$35,211	$20,421
Capital gains distributions received	—	104,467	163,783	—	51,129
Net realized gain (loss) on shares redeemed	(31,933)	(126,998)	(48,050)	(10,731)	(37,796)
Net change in unrealized appreciation (depreciation) on investments	60,925	739,386	550,692	2,038	95,010
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	76,367	715,584	697,638	26,518	128,764

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	748,745	1,618,025	1,380,739	474,749	697,088
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(46,323)	(279,373)	(255,357)	(50,530)	(449,479)
Net transfers between other subaccounts
or fixed rate option	194,126	(165,662)	(51,431)	99,441	441,900
Miscellaneous transactions	141	(5,463)	1,162	389	(472)
Other charges	(1,648)	(2,554)	(2,544)	(1,583)	(420)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	895,041	1,164,973	1,072,569	522,466	688,617

TOTAL INCREASE (DECREASE) IN NET ASSETS	971,408	1,880,557	1,770,207	548,984	817,381

NET ASSETS
Beginning of period	758,394	1,469,858	1,937,269	571,892	558,356
End of period	$1,729,802	$3,350,415	$3,707,476	$1,120,876	$1,375,737

Beginning units	82,410	125,349	171,208	60,557	46,588
Units issued	118,497	173,148	231,970	63,474	109,333
Units redeemed	(20,628)	(91,289)	(142,856)	(8,179)	(57,103)
Ending units	180,279	207,208	260,322	115,852	98,818

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	DFA VA Global Bond Portfolio	DFA VA Short-Term Fixed Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(2,305)	$44,936	$29,151	$7,068	$32,626
Capital gains distributions received	42,698	141,287	—	—	—
Net realized gain (loss) on shares redeemed	(107,381)	(44,624)	(28,737)	(19,239)	6,972
Net change in unrealized appreciation (depreciation) on investments	295,103	164,749	182,255	26,218	9,128
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	228,115	306,348	182,669	14,047	48,726

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,396	437,240	28,085	—	347,139
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(37,435)	(337,547)	(44,536)	(42,391)	(316,983)
Net transfers between other subaccounts
or fixed rate option	30,668	110,228	(45,161)	(192,061)	159,504
Miscellaneous transactions	556	(215)	(14)	18	25
Other charges	(549)	(1,319)	(2,980)	(395)	(1,814)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,636	208,387	(64,606)	(234,829)	187,871

TOTAL INCREASE (DECREASE) IN NET ASSETS	231,751	514,735	118,063	(220,782)	236,597

NET ASSETS
Beginning of period	623,584	2,508,982	1,526,705	463,191	884,866
End of period	$855,335	$3,023,717	$1,644,768	$242,409	$1,121,463

Beginning units	64,096	209,891	144,948	50,484	91,396
Units issued	35,328	54,100	12,955	503	65,369
Units redeemed	(40,258)	(37,619)	(18,973)	(25,591)	(45,509)
Ending units	59,166	226,372	138,930	25,396	111,256
The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$21,899	$17,288	$22,285	$(414)	$2,560
Capital gains distributions received	18,209	116,153	101,257	—	—
Net realized gain (loss) on shares redeemed	17,931	(6,251)	(253,693)	(127,432)	(31,073)
Net change in unrealized appreciation (depreciation) on investments	95,189	163,246	493,116	181,856	116,179
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	153,228	290,436	362,965	54,010	87,666

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	453,325	560,160	86,884	—	50,715
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(136,392)	(54,444)	(1,295,133)	(284,822)	(290,621)
Net transfers between other subaccounts
or fixed rate option	(573,676)	109,741	(193,145)	(9,968)	(44,601)
Miscellaneous transactions	(10)	1,689	4,782	(1)	(352)
Other charges	(2,309)	(2,912)	(2,848)	(114)	(334)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(259,062)	614,234	(1,399,460)	(294,905)	(285,193)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(105,834)	904,670	(1,036,495)	(240,895)	(197,527)

NET ASSETS
Beginning of period	1,480,496	962,061	2,614,931	306,688	615,771
End of period	$1,374,662	$1,866,731	$1,578,436	$65,793	$418,244

Beginning units	124,731	67,663	231,606	30,410	52,426
Units issued	73,549	61,993	13,370	710	14,144
Units redeemed	(93,180)	(19,415)	(129,441)	(26,491)	(36,901)
Ending units	105,100	110,241	115,535	4,629	29,669

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$30,027	$7,708	$123,551	$(1,576)	$7
Capital gains distributions received	—	20,099	—	—	—
Net realized gain (loss) on shares redeemed	(106,220)	(95,525)	(144)	(36,715)	(79,097)
Net change in unrealized appreciation (depreciation) on investments	200,127	93,530	57,629	62,518	101,967
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	123,934	25,812	181,036	24,227	22,877

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	568,565	178,565	398,707	135,807	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(57,951)	(326,307)	(118,313)	(402,499)	(356,625)
Net transfers between other subaccounts
or fixed rate option	(90,005)	23,087	262,687	(4,333)	103,896
Miscellaneous transactions	126	35	(136)	(323)	(3)
Other charges	(2,028)	(337)	(1,624)	(716)	(266)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	418,707	(124,957)	541,321	(272,064)	(252,998)

TOTAL INCREASE (DECREASE) IN NET ASSETS	542,641	(99,145)	722,357	(247,837)	(230,121)

NET ASSETS
Beginning of period	1,115,591	424,186	1,343,817	588,144	387,011
End of period	$1,658,232	$325,041	$2,066,174	$340,307	$156,890

Beginning units	108,523	34,968	126,650	51,723	34,300
Units issued	77,438	17,450	93,718	15,959	8,510
Units redeemed	(38,188)	(28,860)	(46,104)	(38,751)	(31,460)
Ending units	147,773	23,558	174,264	28,931	11,350

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$2,181	$5,936	$87,104	$(1,956)	$7,090
Capital gains distributions received	—	48,553	—	23,337	5,468
Net realized gain (loss) on shares redeemed	(13,987)	(10,430)	(8,335)	(109,955)	(967)
Net change in unrealized appreciation (depreciation) on investments	332,636	187,947	62,703	432,154	(7,467)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	320,830	232,006	141,472	343,580	4,124

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	955,061	1,019,337	1,152,152	600,898	222,228
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(44,777)	(302,775)	(50,426)	(388,067)	(3,396)
Net transfers between other subaccounts
or fixed rate option	112,585	90,073	1,359	124,194	28,286
Miscellaneous transactions	2,778	(468)	(3)	190	(145)
Other charges	(1,129)	(992)	(1,013)	(1,455)	(281)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,024,518	805,175	1,102,069	335,760	246,692

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,345,348	1,037,181	1,243,541	679,340	250,816

NET ASSETS
Beginning of period	760,142	931,908	858,552	615,672	168,606
End of period	$2,105,490	$1,969,089	$2,102,093	$1,295,012	$419,422

Beginning units	78,306	75,965	89,228	50,277	14,843
Units issued	123,379	131,366	168,284	62,119	24,671
Units redeemed	(30,805)	(67,263)	(56,879)	(45,239)	(2,074)
Ending units	170,880	140,068	200,633	67,157	37,440

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(662)	$(3,648)	$87,612	$19,220	$(3,500)
Capital gains distributions received	1,015	—	—	—	9,765
Net realized gain (loss) on shares redeemed	(36,034)	(130,402)	(36,812)	(1,132)	(57,166)
Net change in unrealized appreciation (depreciation) on investments	60,607	182,612	99,557	13,187	190,362
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	24,926	48,562	150,357	31,275	139,461

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	479,241	—	—	269,445
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,215)	(230,633)	(47,381)	(6,409)	(30,126)
Net transfers between other subaccounts
or fixed rate option	(60,229)	22,072	401,544	285,886	(121,916)
Miscellaneous transactions	1,077	74	704	—	(108)
Other charges	(70)	(393)	(914)	(446)	(476)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(62,437)	270,361	353,953	279,031	116,819

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,511)	318,923	504,310	310,306	256,280

NET ASSETS
Beginning of period	269,217	727,554	2,050,124	53,363	612,955
End of period	$231,706	$1,046,477	$2,554,434	$363,669	$869,235

Beginning units	25,310	67,075	239,616	5,844	59,541
Units issued	9,541	83,991	66,652	31,213	67,073
Units redeemed	(15,484)	(61,705)	(26,066)	(844)	(56,654)
Ending units	19,367	89,361	280,202	36,213	69,960

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$3,791	$(19)	$4,790	$(10,804)	$(77,160)
Capital gains distributions received	74,003	8,093	197,533	132,260	—
Net realized gain (loss) on shares redeemed	(15,350)	(16)	(20,082)	(17,422)	(217,713)
Net change in unrealized appreciation (depreciation) on investments	52,072	13,031	475,921	349,929	6,196,573
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	114,516	21,089	658,162	453,963	5,901,700

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,054,547	51,317	957,420	974,250	1,230,481
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(100,950)	(1,069)	(356,979)	(209,789)	(1,581,562)
Net transfers between other subaccounts
or fixed rate option	(12,829)	42,470	893,135	354,845	1,765,013
Miscellaneous transactions	(48)	—	(3,962)	(8,525)	1,198
Other charges	(678)	(122)	(17,071)	(11,181)	(77,281)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	940,042	92,596	1,472,543	1,099,600	1,337,849

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,054,558	113,685	2,130,705	1,553,563	7,239,549

NET ASSETS
Beginning of period	325,082	64,955	4,574,554	1,264,089	10,442,458
End of period	$1,379,640	$178,640	$6,705,259	$2,817,652	$17,682,007

Beginning units	32,555	5,463	374,736	93,187	992,719
Units issued	112,727	9,902	394,264	105,966	286,126
Units redeemed	(27,298)	(3,190)	(284,301)	(30,323)	(180,023)
Ending units	117,984	12,175	484,699	168,830	1,098,822

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Investors Trust Series (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(496)	$(42,080)	$(16,180)	$(1,818)	$472,495
Capital gains distributions received	23,374	119,824	—	37,099	—
Net realized gain (loss) on shares redeemed	(10,538)	(363,876)	(396,579)	(10,477)	(633,196)
Net change in unrealized appreciation (depreciation) on investments	55,583	1,724,846	787,229	93,730	1,314,507
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	67,923	1,438,714	374,470	118,534	1,153,806

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,000	836,701	206,241	19,998	3,555,572
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(73,377)	(691,916)	(271,792)	(46,892)	(2,942,564)
Net transfers between other subaccounts
or fixed rate option	(1,726)	498,081	39,211	144,094	2,717,639
Miscellaneous transactions	(2,430)	(2,101)	378	21	28,227
Other charges	(2,265)	(43,120)	(15,943)	(3,415)	(58,098)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(77,798)	597,645	(41,905)	113,806	3,300,776

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,875)	2,036,359	332,565	232,340	4,454,582

NET ASSETS
Beginning of period	402,487	6,632,200	2,707,812	476,535	18,161,160
End of period	$392,612	$8,668,559	$3,040,377	$708,875	$22,615,742

Beginning units	29,676	559,325	229,978	36,116	2,032,228
Units issued	1,933	133,705	51,339	14,549	2,324,156
Units redeemed	(7,056)	(85,414)	(54,126)	(6,394)	(1,973,226)
Ending units	24,553	607,616	227,191	44,271	2,383,158

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$176,238	$202,318	$(18,386)	$411,781	$100,589
Capital gains distributions received	916,216	408,803	284,389	973,331	78,783
Net realized gain (loss) on shares redeemed	(354,336)	(157,212)	(300,794)	(353,217)	(93,000)
Net change in unrealized appreciation (depreciation) on investments	1,132,922	(697,978)	2,032,874	2,363,418	1,235,320
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,871,040	(244,069)	1,998,083	3,395,313	1,321,692

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,656,296	390,535	675,098	5,162,758	499,215
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,454,467)	(899,321)	(563,765)	(1,805,474)	(508,401)
Net transfers between other subaccounts
or fixed rate option	3,453,651	(502,603)	(131,223)	1,545,646	(176,836)
Miscellaneous transactions	(1,451)	734	(245)	1,193	57
Other charges	(39,603)	(41,171)	(38,418)	(153,621)	(43,185)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,614,426	(1,051,826)	(58,553)	4,750,502	(229,150)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,485,466	(1,295,895)	1,939,530	8,145,815	1,092,542

NET ASSETS
Beginning of period	18,134,276	8,253,639	6,666,787	22,654,670	8,216,196
End of period	$23,619,742	$6,957,744	$8,606,317	$30,800,485	$9,308,738

Beginning units	1,502,805	600,427	654,182	2,126,049	641,300
Units issued	1,785,104	112,646	208,083	641,759	57,685
Units redeemed	(1,491,535)	(192,100)	(224,369)	(217,936)	(74,529)
Ending units	1,796,374	520,973	637,896	2,549,872	624,456

The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$262,696	$58,922	$(9,897)	$(64,913)	$49,587
Capital gains distributions received	—	—	25,417	1,028,384	358,257
Net realized gain (loss) on shares redeemed	(236,537)	(156,865)	(107,136)	(458,065)	(40,372)
Net change in unrealized appreciation (depreciation) on investments	349,782	970,830	357,793	5,132,295	1,187,569
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	375,941	872,887	266,177	5,637,701	1,555,041

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,499,586	479,151	94,459	2,201,955	794,302
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(791,951)	(599,635)	(129,202)	(1,444,142)	(423,041)
Net transfers between other subaccounts
or fixed rate option	981,269	501,208	281,580	1,587,006	780,066
Miscellaneous transactions	406	273	146	1,571	416
Other charges	(47,147)	(26,312)	(10,741)	(100,712)	(37,069)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,642,163	354,685	236,242	2,245,678	1,114,674

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,018,104	1,227,572	502,419	7,883,379	2,669,715

NET ASSETS
Beginning of period	7,862,395	4,149,858	1,658,125	13,960,728	5,564,224
End of period	$9,880,499	$5,377,430	$2,160,544	$21,844,107	$8,233,939

Beginning units	904,670	391,830	179,863	1,355,541	493,127
Units issued	403,058	107,348	44,269	377,077	152,540
Units redeemed	(216,460)	(76,065)	(20,659)	(189,087)	(62,662)
Ending units	1,091,268	423,113	203,473	1,543,531	583,005

The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$15,036	$20,863	$2,449	$30,719	$23,056
Capital gains distributions received	—	—	—	138,830	97,633
Net realized gain (loss) on shares redeemed	(54,783)	(87,531)	(436,473)	(22,452)	(77,896)
Net change in unrealized appreciation (depreciation) on investments	363,085	495,848	1,430,240	269,736	308,140
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	323,338	429,180	996,216	416,833	350,933

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	380,452	130,495	594,313	364,202	141,554
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(89,115)	(336,031)	(1,710,435)	(275,347)	(356,548)
Net transfers between other subaccounts
or fixed rate option	(7,482)	118,170	211,083	60,833	176,490
Miscellaneous transactions	(124)	(608)	(579)	(327)	(5,248)
Other charges	(13,141)	(17,105)	(25,404)	(16,784)	(12,562)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	270,590	(105,079)	(931,022)	132,577	(56,314)

TOTAL INCREASE (DECREASE) IN NET ASSETS	593,928	324,101	65,194	549,410	294,619

NET ASSETS
Beginning of period	2,089,032	2,875,235	4,031,742	3,071,153	2,172,007
End of period	$2,682,960	$3,199,336	$4,096,936	$3,620,563	$2,466,626

Beginning units	226,849	299,691	355,202	238,293	165,889
Units issued	52,260	28,680	81,086	47,596	63,168
Units redeemed	(25,653)	(38,491)	(145,956)	(36,838)	(66,108)
Ending units	253,456	289,880	290,332	249,051	162,949

The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(13,256)	$54,290	$(24,713)	$245,299	$(63,471)
Capital gains distributions received	166,437	227,247	104,249	825,983	—
Net realized gain (loss) on shares redeemed	(90,462)	(113,203)	(42,888)	(486,062)	(738,334)
Net change in unrealized appreciation (depreciation) on investments	837,250	307,483	1,595,010	3,707,046	5,135,624
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	899,969	475,817	1,631,658	4,292,266	4,333,819

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	542,234	573,898	835,729	2,416,421	1,058,500
Annuity payments	—	—	—	(11,194)	—
Surrenders, withdrawals and death benefits	(158,587)	(519,703)	(233,066)	(3,169,426)	(720,856)
Net transfers between other subaccounts
or fixed rate option	555,886	311,273	2,625,850	4,090,193	77,823
Miscellaneous transactions	391	655	664	(5,516)	1,539
Other charges	(13,506)	(22,423)	(23,900)	(128,144)	(67,027)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	926,418	343,700	3,205,277	3,192,334	349,979

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,826,387	819,517	4,836,935	7,484,600	4,683,798

NET ASSETS
Beginning of period	1,552,580	3,982,592	1,898,303	19,782,111	9,871,668
End of period	$3,378,967	$4,802,109	$6,735,238	$27,266,711	$14,555,466

Beginning units	179,905	309,869	231,326	1,855,408	1,170,198
Units issued	123,300	85,509	378,883	636,384	265,867
Units redeemed	(38,212)	(60,012)	(68,489)	(370,885)	(242,105)
Ending units	264,993	335,366	541,720	2,120,907	1,193,960

The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Service Class 2)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(50,979)	$(997,593)	$(4,001)	$(5,903)	$(25,459)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(155,747)	(1,747,069)	(3,673)	(9,109)	252,830
Net change in unrealized appreciation (depreciation) on investments	512,309	4,137,792	145,251	241,165	534,209
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	305,583	1,393,130	137,577	226,153	761,580

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	793,547	—	133,912	116,931	217,557
Annuity payments	—	(922,262)	—	—	—
Surrenders, withdrawals and death benefits	(930,989)	(5,516,814)	(59,042)	(68,028)	(1,091,482)
Net transfers between other subaccounts
or fixed rate option	471,155	(349,551)	245,022	335,957	15,292,295
Miscellaneous transactions	(1,800)	468	37	(96)	(325)
Other charges	(49,426)	(25,481)	(4,022)	(6,137)	(23,645)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	282,487	(6,813,640)	315,907	378,627	14,394,400

TOTAL INCREASE (DECREASE) IN NET ASSETS	588,070	(5,420,510)	453,484	604,780	15,155,980

NET ASSETS
Beginning of period	8,730,283	51,878,364	568,120	834,800	4,919,238
End of period	$9,318,353	$46,457,854	$1,021,604	$1,439,580	$20,075,218

Beginning units	832,007	7,149,303	66,288	112,498	369,183
Units issued	182,331	197,152	41,855	82,667	1,415,753
Units redeemed	(155,993)	(1,128,751)	(7,693)	(36,849)	(295,735)
Ending units	858,345	6,217,704	100,450	158,316	1,489,201

The accompanying notes are an integral part of these financial statements.
A84

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(29,807)	$(961,663)	$(10,586)	$(41,956)	$(5,871)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(3,134)	2,015,477	(26,680)	(23,175)	2,851
Net change in unrealized appreciation (depreciation) on investments	767,130	24,574,335	144,856	899,885	306,496
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	734,189	25,628,149	107,590	834,754	303,476

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,037,406	1,335,600	682,021	952,046	295,338
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,438,329)	(28,908,310)	(734,704)	(473,497)	(241,799)
Net transfers between other subaccounts
or fixed rate option	367,321	188,091,554	1,182,432	1,046,000	1,156,747
Miscellaneous transactions	338	(2,286)	67	11	204
Other charges	(29,598)	(850,929)	(10,552)	(42,861)	(6,260)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(62,862)	159,665,629	1,119,264	1,481,699	1,204,230

TOTAL INCREASE (DECREASE) IN NET ASSETS	671,327	185,293,778	1,226,854	2,316,453	1,507,706

NET ASSETS
Beginning of period	5,030,585	2,739,451	1,442,104	6,786,032	631,103
End of period	$5,701,912	$188,033,229	$2,668,958	$9,102,485	$2,138,809

Beginning units	553,718	300,408	170,431	744,009	76,467
Units issued	200,310	20,623,012	229,388	226,228	157,643
Units redeemed	(206,219)	(3,355,228)	(97,347)	(70,614)	(37,141)
Ending units	547,809	17,568,192	302,472	899,623	196,969

The accompanying notes are an integral part of these financial statements.
A85

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/8/2023**	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(2,630)	$(35,641)	$(9,738)	$(41,172)	$(40,475)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	21,945	5,485	14,903	(78,058)	(67,690)
Net change in unrealized appreciation (depreciation) on investments	88,541	2,663,058	275,360	622,222	1,240,602
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	107,856	2,632,902	280,525	502,992	1,132,437

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,386	1,170,933	492,222	1,331,916	665,777
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(142,134)	(589,083)	(229,323)	(528,607)	(572,409)
Net transfers between other subaccounts
or fixed rate option	(340,034)	1,752,973	206,695	1,735,370	566,853
Miscellaneous transactions	(2)	(6,318)	324	405	(1,875)
Other charges	(2,821)	(37,570)	(9,763)	(42,784)	(42,651)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(476,605)	2,290,935	460,155	2,496,300	615,695

TOTAL INCREASE (DECREASE) IN NET ASSETS	(368,749)	4,923,837	740,680	2,999,292	1,748,132

NET ASSETS
Beginning of period	368,749	4,366,158	1,822,215	6,203,660	7,166,881
End of period	$—	$9,289,995	$2,562,895	$9,202,952	$8,915,013

Beginning units	46,834	637,620	179,974	723,718	830,671
Units issued	46,298	381,097	96,773	428,237	191,378
Units redeemed	(93,132)	(127,858)	(55,321)	(144,021)	(122,369)
Ending units	—	890,859	221,426	1,007,934	899,680

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A86

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® Utilities Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(128,145)	$(2,046)	$16,657	$1,407	$23,333
Capital gains distributions received	—	—	—	28,852	39,000
Net realized gain (loss) on shares redeemed	37,597	(8,601)	(308)	(21,883)	(26,885)
Net change in unrealized appreciation (depreciation) on investments	5,490,726	31,688	3,828	83,251	(60,273)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,400,178	21,041	20,177	91,627	(24,825)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,933,334	24,286	261,523	30,000	367,007
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,999,748)	(5,793)	(2,150)	(37,150)	(10,343)
Net transfers between other subaccounts
or fixed rate option	5,067,332	70,130	331	(54,536)	(51,773)
Miscellaneous transactions	1,391	299	43	—	59
Other charges	(132,577)	(416)	(230)	(12)	(358)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	6,869,732	88,506	259,517	(61,698)	304,592

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,269,910	109,547	279,694	29,929	279,767

NET ASSETS
Beginning of period	19,160,476	397,884	81,374	554,102	368,124
End of period	$31,430,386	$507,431	$361,068	$584,031	$647,891

Beginning units	2,069,617	45,999	8,711	47,833	32,744
Units issued	884,650	39,945	26,601	3,017	39,746
Units redeemed	(236,786)	(29,935)	(249)	(8,303)	(13,348)
Ending units	2,717,481	56,009	35,063	42,547	59,142

The accompanying notes are an integral part of these financial statements.
A87

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Value Series (Initial Class)	Vanguard Capital Growth Portfolio	Vanguard Diversified Value Portfolio	Vanguard Equity Income Portfolio	Vanguard International Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$16,661	$(707)	$4,447	$12,697	$4,288
Capital gains distributions received	87,705	11,282	55,611	34,170	29,675
Net realized gain (loss) on shares redeemed	(1,818)	(14,693)	(51,982)	(6,360)	(177,015)
Net change in unrealized appreciation (depreciation) on investments	(1,607)	96,162	255,764	9,641	252,943
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	100,941	92,044	263,840	50,148	109,891

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	367,090	335,181	559,365	89,006	730,684
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(25,051)	(8,562)	(47,425)	(10,236)	(54,392)
Net transfers between other subaccounts
or fixed rate option	415,714	(79,159)	(257,486)	(312,046)	377,221
Miscellaneous transactions	(195)	27	250	—	583
Other charges	(1,628)	(699)	(1,212)	(1,110)	(1,676)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	755,930	246,788	253,492	(234,386)	1,052,420

TOTAL INCREASE (DECREASE) IN NET ASSETS	856,871	338,832	517,332	(184,238)	1,162,311

NET ASSETS
Beginning of period	691,454	276,941	1,313,194	868,163	866,440
End of period	$1,548,325	$615,773	$1,830,526	$683,925	$2,028,751

Beginning units	57,964	24,011	105,293	69,525	84,107
Units issued	70,218	28,108	65,083	13,922	162,994
Units redeemed	(7,489)	(9,953)	(47,043)	(32,298)	(74,171)
Ending units	120,693	42,166	123,333	51,149	172,930

The accompanying notes are an integral part of these financial statements.
A88

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$90,281	$6,660	$(3,421)	$30,738	$14,274
Capital gains distributions received	—	—	18,857	18,039	—
Net realized gain (loss) on shares redeemed	5,450	17,529	(29,971)	(23,738)	(5,404)
Net change in unrealized appreciation (depreciation) on investments	(22,656)	177,381	380,734	198,748	48,334
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	73,075	201,570	366,199	223,787	57,204

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	648,500	964,794	27,347	20,549	207,182
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(48,222)	(57,930)	(139,276)	(2,242)	(13,392)
Net transfers between other subaccounts
or fixed rate option	385,835	(12,155)	203,147	(261,865)	(48,726)
Miscellaneous transactions	(31)	154	—	(2)	403
Other charges	(4,134)	(1,330)	(357)	(2,281)	(1,289)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	981,948	893,533	90,861	(245,841)	144,178

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,055,023	1,095,103	457,060	(22,054)	201,382

NET ASSETS
Beginning of period	1,265,009	411,600	648,848	1,769,510	384,360
End of period	$2,320,032	$1,506,703	$1,105,908	$1,747,456	$585,742

Beginning units	127,822	35,282	68,575	160,459	36,639
Units issued	133,078	92,255	27,491	1,757	19,060
Units redeemed	(35,645)	(23,933)	(19,402)	(22,904)	(6,355)
Ending units	225,255	103,604	76,664	139,312	49,344

The accompanying notes are an integral part of these financial statements.
A89

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	DFA VA International Value Portfolio	ClearBridge Variable Appreciation Portfolio (Class I)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$53,622	$1,453	$21,771	$(1,660)	$510
Capital gains distributions received	11,769	5,651	169,256	3,195	—
Net realized gain (loss) on shares redeemed	3,807	(90)	(5,304)	37,996	(5)
Net change in unrealized appreciation (depreciation) on investments	37,926	15,670	(39,751)	67,424	2,762
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	107,124	22,684	145,972	106,955	3,267

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	792,527	177,416	414,518	178,826	2,000
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(29,446)	(776)	(35,064)	(2,441)	(95)
Net transfers between other subaccounts
or fixed rate option	132,537	(5,033)	148,177	(60,720)	—
Miscellaneous transactions	76	17	(1,055)	644	—
Other charges	(737)	(48)	(1,470)	(467)	(15)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	894,957	171,576	525,106	115,842	1,890

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,002,081	194,260	671,078	222,797	5,157

NET ASSETS
Beginning of period	300,324	48,404	752,076	74,479	22,384
End of period	$1,302,405	$242,664	$1,423,154	$297,276	$27,541

Beginning units	26,131	4,039	61,572	7,382	2,154
Units issued	96,043	13,394	47,867	46,212	178
Units redeemed	(25,281)	(445)	(6,963)	(33,052)	(10)
Ending units	96,893	16,988	102,476	20,542	2,322

The accompanying notes are an integral part of these financial statements.
A90

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	AST Bond Portfolio 2033
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$972	$(1,226)	$29,236	$6,369,671	$(4,298)
Capital gains distributions received	5,840	—	1,091,804	—	—
Net realized gain (loss) on shares redeemed	(226)	(91,278)	(316,081)	—	5,205
Net change in unrealized appreciation (depreciation) on investments	13,148	238,770	(4,407)	—	6,789
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,734	146,266	800,552	6,369,671	7,696

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,135	173,275	2,442,482	230,964,564	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(265,474)	(646,838)	(98,072,554)	(121,144)
Net transfers between other subaccounts
or fixed rate option	39,337	27,085	(1,509,481)	(50,015,752)	(34,860)
Miscellaneous transactions	—	717	8,302	(82,527)	—
Other charges	(272)	(548)	—	(143,412)	(230)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	44,200	(64,945)	294,465	82,650,319	(156,234)

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,934	81,321	1,095,017	89,019,990	(148,538)

NET ASSETS
Beginning of period	75,326	406,791	13,227,576	118,510,407	260,593
End of period	$139,260	$488,112	$14,322,593	$207,530,397	$112,055

Beginning units	6,699	42,020	911,737	11,776,993	33,465
Units issued	3,774	19,050	1,551,645	23,681,034	34,816
Units redeemed	(64)	(28,247)	(1,534,452)	(15,604,432)	(54,263)
Ending units	10,409	32,823	928,930	19,853,595	14,018

The accompanying notes are an integral part of these financial statements.
A91

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Franklin Multi-Asset Variable Moderate Growth Fund (Class I)	AST Bond Portfolio 2034
	1/1/2023	1/3/2023*
	to	to
	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$719	$(2,195)
Capital gains distributions received	1,238	—
Net realized gain (loss) on shares redeemed	3	6
Net change in unrealized appreciation (depreciation) on investments	3,063	3,570
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,023	1,381

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,114	—
Annuity payments	—	—
Surrenders, withdrawals and death benefits	—	—
Net transfers between other subaccounts
or fixed rate option	39,853	173,588
Miscellaneous transactions	—	—
Other charges	(5)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	46,962	173,588

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,985	174,969

NET ASSETS
Beginning of period	—	—
End of period	$51,985	$174,969

Beginning units	—	—
Units issued	4,081	21,177
Units redeemed	(1)	(3,900)
Ending units	4,080	17,277

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A92

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$65,723	$(1,334,880)	$(1,945,694)	$(110,019)	$(115,533)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,496,474	13,716,120	635,441	1,276,877
Net change in unrealized appreciation (depreciation) on investments	—	(19,042,531)	(56,706,429)	(1,963,376)	(2,777,162)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	65,723	(17,880,937)	(44,936,003)	(1,437,954)	(1,615,818)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,333,188	642,794	306,357	—	638,645
Annuity payments	(985,433)	(1,282,882)	(1,245,501)	(105,706)	(78,770)
Surrenders, withdrawals and death benefits	(11,933,152)	(11,535,012)	(16,797,533)	(889,046)	(2,328,837)
Net transfers between other subaccounts
or fixed rate option	(652,021)	19,758,721	(699,005)	(27,607)	(10,119)
Miscellaneous transactions	(6,632)	2,575	16,896	1,103	3,593
Other charges	(97,094)	(26,998)	(95,221)	(168)	(428)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,341,144)	7,559,198	(18,514,007)	(1,021,424)	(1,775,916)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,275,421)	(10,321,739)	(63,450,010)	(2,459,378)	(3,391,734)

NET ASSETS
Beginning of period	77,044,138	99,490,886	178,082,609	9,478,201	11,001,064
End of period	$72,768,717	$89,169,147	$114,632,599	$7,018,823	$7,609,330

Beginning units	59,499,412	32,077,128	27,054,267	2,012,143	2,618,806
Units issued	14,043,207	2,603,619	177,578	3,224	61,737
Units redeemed	(17,539,961)	(5,133,698)	(3,604,731)	(249,613)	(617,266)
Ending units	56,002,658	29,547,049	23,627,114	1,765,754	2,063,277
The accompanying notes are an integral part of these financial statements.
A93

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(2,425,940)	$(1,349,359)	$(41,133)	$(4,693,496)	$(599,479)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,914,225	2,127,889	120,567	27,075,370	3,527,045
Net change in unrealized appreciation (depreciation) on investments	(31,667,165)	(13,645,112)	588,695	(112,347,049)	(13,006,930)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(17,178,880)	(12,866,582)	668,129	(89,965,175)	(10,079,364)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	458,290	264,515	199,392	4,688,804	192,496
Annuity payments	(1,620,867)	(534,747)	(35,967)	(2,774,472)	(180,883)
Surrenders, withdrawals and death benefits	(19,092,152)	(10,475,003)	(379,775)	(30,859,877)	(4,681,652)
Net transfers between other subaccounts
or fixed rate option	(6,185,038)	(2,290,102)	60,269	(13,233,821)	(609,604)
Miscellaneous transactions	23,708	361	1,552	32,084	6,656
Other charges	(215,616)	(123,440)	(667)	(820,759)	(45,893)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(26,631,675)	(13,158,416)	(155,196)	(42,968,041)	(5,318,880)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,810,555)	(26,024,998)	512,933	(132,933,216)	(15,398,244)

NET ASSETS
Beginning of period	190,554,194	106,644,415	3,311,771	480,946,716	51,891,491
End of period	$146,743,639	$80,619,417	$3,824,704	$348,013,500	$36,493,247

Beginning units	39,450,919	17,135,562	448,961	54,884,499	11,459,971
Units issued	387,027	354,597	40,332	925,242	89,472
Units redeemed	(6,438,395)	(2,534,397)	(78,131)	(7,203,907)	(1,532,325)
Ending units	33,399,551	14,955,762	411,162	48,605,834	10,017,118
The accompanying notes are an integral part of these financial statements.
A94

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(3,668,687)	$(754,413)	$(80,266)	$201,571	$(260,755)
Capital gains distributions received	—	—	279,827	2,168,538	7,842,813
Net realized gain (loss) on shares redeemed	24,800,391	4,659,101	(52,403)	1,527,736	747,407
Net change in unrealized appreciation (depreciation) on investments	(158,160,103)	(17,237,739)	(2,712,549)	(6,133,510)	(22,072,934)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(137,028,399)	(13,333,051)	(2,565,391)	(2,235,665)	(13,743,469)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	643,843	652,357	28,407	118,908	47,241
Annuity payments	(2,401,678)	(421,250)	(86,476)	(572,999)	(743,791)
Surrenders, withdrawals and death benefits	(27,379,161)	(5,009,852)	(1,370,834)	(5,319,721)	(5,340,835)
Net transfers between other subaccounts
or fixed rate option	4,062,797	(2,634,663)	156,376	(870,793)	(1,470,791)
Miscellaneous transactions	24,448	206	518	(3,783)	1,199
Other charges	(189,478)	(107,140)	(1,746)	(7,775)	(11,078)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(25,239,229)	(7,520,342)	(1,273,755)	(6,656,163)	(7,518,055)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(162,267,628)	(20,853,393)	(3,839,146)	(8,891,828)	(21,261,524)

NET ASSETS
Beginning of period	366,144,961	78,688,456	15,279,850	50,667,259	66,311,091
End of period	$203,877,333	$57,835,063	$11,440,704	$41,775,431	$45,049,567

Beginning units	38,460,268	7,399,505	6,393,649	9,163,403	13,690,609
Units issued	775,666	272,529	219,875	144,516	22,754
Units redeemed	(4,552,621)	(1,112,062)	(842,251)	(1,380,669)	(1,814,950)
Ending units	34,683,313	6,559,972	5,771,273	7,927,250	11,898,413
The accompanying notes are an integral part of these financial statements.
A95

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(315,443)	$145,484	$(125,950)	$(798,070)	$129,775
Capital gains distributions received	7,885,932	—	1,772,314	6,497,598	1,524,087
Net realized gain (loss) on shares redeemed	1,312,392	912,442	651,790	2,129,614	1,201,668
Net change in unrealized appreciation (depreciation) on investments	(27,515,147)	(6,046,761)	(5,422,252)	(32,824,547)	(3,062,904)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(18,632,266)	(4,988,835)	(3,124,098)	(24,995,405)	(207,374)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	42,634	53,454	9,342	46,779	37,385
Annuity payments	(648,604)	(223,301)	(305,405)	(411,524)	(110,529)
Surrenders, withdrawals and death benefits	(5,264,196)	(3,498,387)	(1,663,298)	(5,322,438)	(2,120,556)
Net transfers between other subaccounts
or fixed rate option	209,188	(727,110)	160,239	59,126	713,658
Miscellaneous transactions	3,070	8,820	5,638	6,075	1,386
Other charges	(8,783)	(7,014)	(2,755)	(9,449)	(2,691)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,666,691)	(4,393,538)	(1,796,239)	(5,631,431)	(1,481,347)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,298,957)	(9,382,373)	(4,920,337)	(30,626,836)	(1,688,721)

NET ASSETS
Beginning of period	62,447,719	49,175,508	17,534,497	79,185,162	20,001,354
End of period	$38,148,762	$39,793,135	$12,614,160	$48,558,326	$18,312,633

Beginning units	9,624,173	10,243,010	2,909,381	9,407,063	3,742,910
Units issued	81,287	219,064	51,269	112,334	394,206
Units redeemed	(1,189,282)	(1,261,730)	(439,614)	(947,783)	(682,901)
Ending units	8,516,178	9,200,344	2,521,036	8,571,614	3,454,215
The accompanying notes are an integral part of these financial statements.
A96

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(250,383)	$(436,482)	$(31,439)	$(110,302)	$(905,516)
Capital gains distributions received	4,676,279	—	3,431,454	1,014,238	—
Net realized gain (loss) on shares redeemed	(708,395)	3,495,345	(666,775)	344,380	5,710,249
Net change in unrealized appreciation (depreciation) on investments	(12,441,947)	(13,984,256)	(6,910,552)	(4,372,994)	(15,335,112)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,724,446)	(10,925,393)	(4,177,312)	(3,124,678)	(10,530,379)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,020	18,196	34,380	1,290	216,862
Annuity payments	(127,337)	(427,526)	(189,505)	(17,031)	(267,866)
Surrenders, withdrawals and death benefits	(1,578,774)	(3,897,209)	(1,839,196)	(769,659)	(6,833,058)
Net transfers between other subaccounts
or fixed rate option	413,149	(219,691)	(98,883)	(351,767)	(1,196,198)
Miscellaneous transactions	1,371	(3,177)	7,965	325	7,640
Other charges	(3,384)	(4,773)	(2,517)	(1,143)	(139,775)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,276,955)	(4,534,180)	(2,087,756)	(1,137,985)	(8,212,395)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,001,401)	(15,459,573)	(6,265,068)	(4,262,663)	(18,742,774)

NET ASSETS
Beginning of period	25,439,338	41,977,410	20,236,224	11,136,344	69,460,964
End of period	$15,437,937	$26,517,837	$13,971,156	$6,873,681	$50,718,190

Beginning units	3,959,175	7,158,854	6,752,123	3,332,837	16,061,979
Units issued	111,012	22,263	121,852	265,134	200,103
Units redeemed	(380,877)	(1,006,068)	(954,907)	(672,500)	(2,366,747)
Ending units	3,689,310	6,175,049	5,919,068	2,925,471	13,895,335
The accompanying notes are an integral part of these financial statements.
A97

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(84,440)	$(1,202,186)	$(336,824)	$(2,341,870)	$(35,539,141)
Capital gains distributions received	1,385,981	—	—	—	—
Net realized gain (loss) on shares redeemed	309,351	7,877,178	1,484,843	21,591,844	3,352,364
Net change in unrealized appreciation (depreciation) on investments	(4,856,605)	(34,983,394)	(10,054,502)	(83,408,074)	(516,367,082)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,245,713)	(28,308,402)	(8,906,483)	(64,158,100)	(548,553,859)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,985	96,203	53,825	1,488,303	1,211,185
Annuity payments	(44,436)	(359,050)	(127,667)	(190,334)	(846,472)
Surrenders, withdrawals and death benefits	(860,822)	(9,091,026)	(2,728,571)	(15,412,484)	(182,926,599)
Net transfers between other subaccounts
or fixed rate option	45,183	770,002	13,339	(32,535,835)	(662,225,562)
Miscellaneous transactions	(255)	(2,655)	(3,661)	(1,046)	34,976
Other charges	(20,924)	(174,725)	(51,597)	(1,709,520)	(31,503,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(879,269)	(8,761,251)	(2,844,332)	(48,360,916)	(876,255,776)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,124,982)	(37,069,653)	(11,750,815)	(112,519,016)	(1,424,809,635)

NET ASSETS
Beginning of period	10,776,447	102,930,411	30,144,492	266,660,811	3,368,962,565
End of period	$6,651,465	$65,860,758	$18,393,677	$154,141,795	$1,944,152,930

Beginning units	2,699,710	15,674,179	9,781,701	8,614,880	197,465,395
Units issued	84,004	432,246	486,114	1,392,703	46,477,443
Units redeemed	(344,572)	(2,160,616)	(1,681,978)	(3,142,320)	(106,335,292)
Ending units	2,439,142	13,945,809	8,585,837	6,865,263	137,607,546
The accompanying notes are an integral part of these financial statements.
A98

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(1,949,831)	$(2,992,206)	$(6,074,468)	$(13,315,401)	$(4,748,650)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,360,150	9,399,459	24,171,787	38,576,593	45,358,266
Net change in unrealized appreciation (depreciation) on investments	(31,598,223)	(37,900,787)	(234,736,509)	(74,216,143)	(83,200,581)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(26,187,904)	(31,493,534)	(216,639,190)	(48,954,951)	(42,590,965)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,030,041	2,051,489	3,122,247	9,577,276	3,293,448
Annuity payments	(72,327)	(221,282)	(450,180)	(276,673)	(188,783)
Surrenders, withdrawals and death benefits	(15,188,319)	(18,188,378)	(36,362,734)	(81,566,402)	(29,472,321)
Net transfers between other subaccounts
or fixed rate option	(33,944,723)	217,453,548	(22,135,182)	783,512,607	(77,782,682)
Miscellaneous transactions	1,140	(13,403)	(22,749)	(45,333)	(11,924)
Other charges	(1,326,475)	(2,266,619)	(4,587,669)	(10,800,049)	(3,463,984)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(49,500,663)	198,815,355	(60,436,267)	700,401,426	(107,626,246)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(75,688,567)	167,321,821	(277,075,457)	651,446,475	(150,217,211)

NET ASSETS
Beginning of period	223,789,010	143,175,242	676,220,737	480,280,047	475,239,904
End of period	$148,100,443	$310,497,063	$399,145,280	$1,131,726,522	$325,022,693

Beginning units	13,344,265	5,401,216	19,030,866	17,212,328	17,183,477
Units issued	1,659,641	13,171,958	4,199,819	38,325,411	2,267,135
Units redeemed	(4,826,887)	(4,572,103)	(6,540,159)	(14,682,220)	(6,293,360)
Ending units	10,177,019	14,001,071	16,690,526	40,855,519	13,157,252
The accompanying notes are an integral part of these financial statements.
A99

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(2,576,108)	$(163,967,203)	$(4,117,391)	$(2,349,385)	$(18,059,748)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	41,298,428	628,464,724	27,910,189	6,637,760	99,400,771
Net change in unrealized appreciation (depreciation) on investments	(32,586,031)	(3,022,815,700)	(108,555,051)	(56,403,495)	(225,985,067)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,136,289	(2,558,318,179)	(84,762,253)	(52,115,120)	(144,644,044)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,437,497	6,797,778	2,062,656	497,153	906,859
Annuity payments	(251,162)	(2,774,947)	(216,549)	(87,302)	(883,950)
Surrenders, withdrawals and death benefits	(15,076,987)	(818,070,991)	(23,509,298)	(9,943,012)	(88,836,811)
Net transfers between other subaccounts
or fixed rate option	(71,873,416)	(1,260,915,475)	(45,766,823)	(31,540,786)	(114,472,418)
Miscellaneous transactions	696	386,609	8,365	(5,202)	(25,458)
Other charges	(1,923,036)	(141,752,282)	(3,207,631)	(1,684,098)	(15,635,218)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(87,686,408)	(2,216,329,308)	(70,629,280)	(42,763,247)	(218,946,996)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(81,550,119)	(4,774,647,487)	(155,391,533)	(94,878,367)	(363,591,040)

NET ASSETS
Beginning of period	240,333,932	14,698,824,549	451,075,028	234,586,108	1,481,617,318
End of period	$158,783,813	$9,924,177,062	$295,683,495	$139,707,741	$1,118,026,278

Beginning units	19,538,045	663,851,155	15,827,534	13,167,006	83,618,502
Units issued	4,897,063	89,993,898	1,840,957	3,179,166	15,687,103
Units redeemed	(12,215,561)	(211,303,490)	(4,741,784)	(6,345,271)	(30,173,156)
Ending units	12,219,547	542,541,563	12,926,707	10,000,901	69,132,449

The accompanying notes are an integral part of these financial statements.
A100

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(117,698,203)	$(29,570,279)	$(91,544,966)	$(44,531,374)	$(136,054,599)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	715,855,121	196,446,364	518,864,702	253,448,129	827,253,068
Net change in unrealized appreciation (depreciation) on investments	(2,421,183,345)	(532,956,528)	(1,869,938,462)	(867,020,425)	(3,183,478,641)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,823,026,427)	(366,080,443)	(1,442,618,726)	(658,103,670)	(2,492,280,172)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,841,495	915,653	9,414,379	4,980,266	2,698,573
Annuity payments	(2,052,935)	(813,618)	(4,284,526)	(2,199,779)	(1,397,057)
Surrenders, withdrawals and death benefits	(503,252,695)	(139,607,334)	(473,662,254)	(303,844,614)	(633,686,810)
Net transfers between other subaccounts
or fixed rate option	(811,145,446)	(669,055,992)	1,967,267,877	(700,634,109)	(2,012,991,961)
Miscellaneous transactions	264,163	36,615	120,783	92,943	280,519
Other charges	(90,995,071)	(20,816,700)	(71,737,434)	(33,980,281)	(121,201,950)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,403,340,489)	(829,341,376)	1,427,118,825	(1,035,585,574)	(2,766,298,686)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,226,366,916)	(1,195,421,819)	(15,499,901)	(1,693,689,244)	(5,258,578,858)

NET ASSETS
Beginning of period	10,091,463,868	2,675,668,064	7,812,318,113	4,073,050,154	13,036,418,610
End of period	$6,865,096,952	$1,480,246,245	$7,796,818,212	$2,379,360,910	$7,777,839,752

Beginning units	419,221,772	166,410,129	367,938,201	239,413,526	606,989,560
Units issued	60,886,321	39,696,064	186,207,165	47,613,486	131,910,883
Units redeemed	(133,042,969)	(97,518,922)	(109,335,349)	(119,034,650)	(290,073,468)
Ending units	347,065,124	108,587,271	444,810,017	167,992,362	448,826,975
The accompanying notes are an integral part of these financial statements.
A101

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST International Value Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(72,170,801)	$(16,071,759)	$526,935	$(3,492,840)	$(1,318,977)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	440,582,526	71,943,846	—	15,009,532	3,828,577
Net change in unrealized appreciation (depreciation) on investments	(1,487,234,541)	(509,232,566)	—	(117,722,886)	(18,085,243)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,118,822,816)	(453,360,479)	526,935	(106,206,194)	(15,575,643)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,570,585	9,978,919	14,447,296	2,202,080	901,173
Annuity payments	(781,985)	(715,921)	(1,283,331)	(281,159)	(348,087)
Surrenders, withdrawals and death benefits	(369,698,182)	(96,231,754)	(1,030,762,014)	(21,900,000)	(7,666,293)
Net transfers between other subaccounts
or fixed rate option	(497,351,024)	713,319,863	1,069,080,596	97,454,580	(15,854,722)
Miscellaneous transactions	113,157	47,752	(6,456)	2,032	3,521
Other charges	(61,121,766)	(11,592,533)	(2,128,581)	(2,492,441)	(889,134)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(927,269,215)	614,806,326	49,347,510	74,985,092	(23,853,542)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,046,092,031)	161,445,847	49,874,445	(31,221,102)	(39,429,185)

NET ASSETS
Beginning of period	6,388,505,914	1,225,164,295	333,433,017	334,668,547	134,430,857
End of period	$4,342,413,883	$1,386,610,142	$383,307,462	$303,447,445	$95,001,672

Beginning units	282,766,129	23,701,445	36,208,071	8,474,137	10,044,984
Units issued	35,181,937	30,722,434	41,387,438	6,534,831	1,979,364
Units redeemed	(84,823,298)	(12,254,696)	(36,125,181)	(4,006,635)	(3,975,556)
Ending units	233,124,768	42,169,183	41,470,328	11,002,333	8,048,792
The accompanying notes are an integral part of these financial statements.
A102

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(2,467,900)	$(89,394,332)	$(31,047,144)	$(675,985)	$(2,279,432)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,127,507	(102,376,014)	(96,389,417)	4,624,882	1,207,109
Net change in unrealized appreciation (depreciation) on investments	(102,272,653)	(67,483,263)	(346,274,979)	(21,963,255)	(50,629,312)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(97,613,046)	(259,253,609)	(473,711,540)	(18,014,358)	(51,701,635)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,253,667	1,827	8,268,845	771,954	468,974
Annuity payments	(69,367)	(1,576,878)	(1,639,370)	(4,916)	(159,659)
Surrenders, withdrawals and death benefits	(16,759,585)	(362,488,857)	(180,793,121)	(3,850,943)	(11,265,745)
Net transfers between other subaccounts
or fixed rate option	(2,057,610)	10,619,608,783	1,536,591,655	(11,235,902)	(51,271,828)
Miscellaneous transactions	(2,536)	15,834	1,685	4,997	(3,538)
Other charges	(2,251,931)	(96,755,940)	(25,109,535)	(514,470)	(1,810,587)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(18,887,362)	10,158,804,769	1,337,320,159	(14,829,280)	(64,042,383)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(116,500,408)	9,899,551,160	863,608,619	(32,843,638)	(115,744,018)

NET ASSETS
Beginning of period	324,900,784	965,063,727	1,362,293,587	75,510,048	254,681,812
End of period	$208,400,376	$10,864,614,887	$2,225,902,206	$42,666,410	$138,937,794

Beginning units	13,568,408	58,907,610	96,331,712	3,490,533	23,597,531
Units issued	2,899,806	2,013,887,584	192,564,356	863,394	6,903,560
Units redeemed	(3,999,989)	(1,211,965,593)	(96,897,955)	(1,628,779)	(13,914,123)
Ending units	12,468,225	860,829,601	191,998,113	2,725,148	16,586,968
The accompanying notes are an integral part of these financial statements.
A103

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(28,125,027)	$(5,911)	$(2,790)	$(6,968)	$(21,464)
Capital gains distributions received	—	5,910	9,163	6,590	101,420
Net realized gain (loss) on shares redeemed	179,348,769	(52,358)	18,526	46,429	38,197
Net change in unrealized appreciation (depreciation) on investments	(614,128,745)	(174,443)	(101,769)	(167,731)	(322,561)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(462,905,003)	(226,802)	(76,870)	(121,680)	(204,408)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	428,810	—	—	—	—
Annuity payments	(249,742)	—	—	(33,272)	(17,098)
Surrenders, withdrawals and death benefits	(124,082,853)	(19,568)	(7,518)	(27,127)	(191,427)
Net transfers between other subaccounts
or fixed rate option	(308,084,709)	10,669	(81,199)	(163,749)	(490,776)
Miscellaneous transactions	10,021	—	(304)	(13)	524
Other charges	(25,059,814)	(3,218)	(1,920)	(4,763)	(14,529)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(457,038,287)	(12,117)	(90,941)	(228,924)	(713,306)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(919,943,290)	(238,919)	(167,811)	(350,604)	(917,714)

NET ASSETS
Beginning of period	2,567,980,921	683,780	335,820	765,598	2,389,285
End of period	$1,648,037,631	$444,861	$168,009	$414,994	$1,471,571

Beginning units	124,741,260	15,732	10,351	40,034	62,121
Units issued	23,122,748	5,409	7,356	17,938	12,860
Units redeemed	(50,239,705)	(5,971)	(10,417)	(34,856)	(32,813)
Ending units	97,624,303	15,170	7,290	23,116	42,168
The accompanying notes are an integral part of these financial statements.
A104

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(5,068)	$(8,085)	$(6,624)	$(1,039)	$(6,181)
Capital gains distributions received	6,981	165,297	92,763	18,662	101,386
Net realized gain (loss) on shares redeemed	15,398	(56,422)	14,773	3,339	(28,522)
Net change in unrealized appreciation (depreciation) on investments	(110,690)	(324,308)	(182,184)	(122,620)	(259,782)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(93,379)	(223,518)	(81,272)	(101,658)	(193,099)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	(17,067)	—	—	—	—
Surrenders, withdrawals and death benefits	(12,042)	(12,815)	(20,355)	(14,868)	(14,734)
Net transfers between other subaccounts
or fixed rate option	(7,861)	(104,881)	(187,991)	(84,752)	(61,640)
Miscellaneous transactions	8	1,409	794	2	(170)
Other charges	(3,104)	(5,122)	(5,088)	(2,566)	(3,709)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(40,066)	(121,409)	(212,640)	(102,184)	(80,253)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(133,445)	(344,927)	(293,912)	(203,842)	(273,352)

NET ASSETS
Beginning of period	552,163	1,026,396	799,591	409,225	809,178
End of period	$418,718	$681,469	$505,679	$205,383	$535,826

Beginning units	18,010	34,098	32,580	18,068	22,748
Units issued	3,855	9,132	4,990	6,258	5,183
Units redeemed	(5,431)	(14,211)	(14,595)	(13,102)	(8,425)
Ending units	16,434	29,019	22,975	11,224	19,506
The accompanying notes are an integral part of these financial statements.
A105

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(4,156)	$404	$(881)	$(13,631)	$(7,336)
Capital gains distributions received	62,215	—	5,877	234,022	17,247
Net realized gain (loss) on shares redeemed	(22,448)	199	322	(74,242)	56,156
Net change in unrealized appreciation (depreciation) on investments	(99,831)	(26,291)	(14,049)	(640,820)	(196,425)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(64,220)	(25,688)	(8,731)	(494,671)	(130,358)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(15,997)	(2,788)	(23,027)	(37,127)	(37,061)
Net transfers between other subaccounts
or fixed rate option	(51,535)	(39,805)	72,997	(494,776)	(306,120)
Miscellaneous transactions	—	—	7	7,606	1,684
Other charges	(3,096)	(496)	(5,646)	(7,234)	(7,041)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(70,628)	(43,089)	44,331	(531,531)	(348,538)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(134,848)	(68,777)	35,600	(1,026,202)	(478,896)

NET ASSETS
Beginning of period	412,366	136,599	589,225	1,631,523	1,506,596
End of period	$277,518	$67,822	$624,825	$605,321	$1,027,700

Beginning units	15,650	9,768	26,226	38,652	65,234
Units issued	6,283	1,972	13,323	8,404	10,127
Units redeemed	(9,132)	(5,429)	(12,263)	(26,436)	(28,347)
Ending units	12,801	6,311	27,286	20,620	47,014

The accompanying notes are an integral part of these financial statements.
A106

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)	Allspring VT Discovery All Cap Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$2,748	$(6,333)	$(4,460)	$(708,668)	$(9,328,181)
Capital gains distributions received	—	89,308	41,183	—	—
Net realized gain (loss) on shares redeemed	(3,443)	270	14,310	(182,074)	50,235,511
Net change in unrealized appreciation (depreciation) on investments	(15,251)	(291,842)	(184,454)	(465,010)	(289,254,391)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(15,946)	(208,597)	(133,421)	(1,355,752)	(248,347,061)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	12,980,481
Annuity payments	—	—	—	—	(20,193)
Surrenders, withdrawals and death benefits	(2,972)	(28,380)	(102,830)	(3,224,035)	(139,042,018)
Net transfers between other subaccounts
or fixed rate option	511	30,311	32,055	(49,464,034)	(23,349,169)
Miscellaneous transactions	—	—	—	846	20,386
Other charges	(328)	(830)	(410)	(54,272)	(3,977,865)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,789)	1,101	(71,185)	(52,741,495)	(153,388,378)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,735)	(207,496)	(204,606)	(54,097,247)	(401,735,439)

NET ASSETS
Beginning of period	125,137	550,621	417,467	54,457,490	1,313,627,495
End of period	$106,402	$343,125	$212,861	$360,243	$911,892,056

Beginning units	6,370	63,391	9,327	4,589,319	69,769,471
Units issued	34	5,122	986	483,326	1,477,210
Units redeemed	(188)	(4,819)	(2,976)	(5,042,151)	(10,253,037)
Ending units	6,216	63,694	7,337	30,494	60,993,644
The accompanying notes are an integral part of these financial statements.
A107

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(20,571,865)	$(10,332)	$(578,346)	$(9,780,430)	$(62,563)
Capital gains distributions received	—	109,311	—	—	—
Net realized gain (loss) on shares redeemed	98,708,600	96,009	(25,416)	68,771,291	(185,851)
Net change in unrealized appreciation (depreciation) on investments	(409,917,895)	(370,882)	(358,381)	(251,226,658)	(1,431,660)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(331,781,160)	(175,894)	(962,143)	(192,235,797)	(1,680,074)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	432,261	—	—	2,419,004	129,121
Annuity payments	(2,329,550)	—	(13,611)	(58,551)	—
Surrenders, withdrawals and death benefits	(98,710,743)	(313,876)	(4,738,617)	(41,522,918)	(635,552)
Net transfers between other subaccounts
or fixed rate option	(223,353,851)	(6,607)	58,198,640	(163,471,454)	158,832
Miscellaneous transactions	16,351	—	(2,405)	16,141	(657)
Other charges	(17,071,545)	(1,147)	(8,167)	(9,586,451)	(35,150)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(341,017,077)	(321,630)	53,435,840	(212,204,229)	(383,406)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(672,798,237)	(497,524)	52,473,697	(404,440,026)	(2,063,480)

NET ASSETS
Beginning of period	1,844,920,582	998,904	4,648,931	965,447,633	9,797,068
End of period	$1,172,122,345	$501,380	$57,122,628	$561,007,607	$7,733,588

Beginning units	118,258,265	26,745	448,105	51,267,016	847,320
Units issued	23,177,004	96	6,199,772	18,367,764	331,064
Units redeemed	(49,822,225)	(9,717)	(756,642)	(32,932,007)	(371,075)
Ending units	91,613,044	17,124	5,891,235	36,702,773	807,309
The accompanying notes are an integral part of these financial statements.
A108

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(28,189)	$(2,131,740)	$(225,047,299)	$(2,738,321)	$(42,440)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(24,132)	17,023,524	154,845,336	(5,207,558)	(61,653)
Net change in unrealized appreciation (depreciation) on investments	(28,274)	(33,167,688)	(3,176,488,851)	(46,019,983)	(90,710)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(80,595)	(18,275,904)	(3,246,690,814)	(53,965,862)	(194,803)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,157,907	—	1,874,832	—
Annuity payments	—	(226,496)	(1,896,430)	(269,007)	—
Surrenders, withdrawals and death benefits	(292,736)	(14,545,919)	(1,024,668,934)	(18,906,575)	(368,736)
Net transfers between other subaccounts
or fixed rate option	2,034,966	(3,919,170)	—	(29,910,235)	1,703,512
Miscellaneous transactions	—	(4,270)	308,326	(2,180)	265
Other charges	(497)	(1,538,278)	(1,530,386)	(1,936,195)	(1,348)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,741,733	(19,076,226)	(1,027,787,424)	(49,149,360)	1,333,693

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,661,138	(37,352,130)	(4,274,478,238)	(103,115,222)	1,138,890

NET ASSETS
Beginning of period	345,533	201,162,567	14,674,470,572	314,091,313	1,085,129
End of period	$2,006,671	$163,810,437	$10,399,992,334	$210,976,091	$2,224,019

Beginning units	32,967	8,130,417	1,120,446,834	12,893,267	90,986
Units issued	373,206	2,162,091	3,393,412	1,884,799	278,972
Units redeemed	(196,070)	(3,020,011)	(97,542,284)	(4,174,113)	(163,416)
Ending units	210,103	7,272,497	1,026,297,962	10,603,953	206,542
The accompanying notes are an integral part of these financial statements.
A109

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio	AST Bond Portfolio 2026
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(32,921,835)	$(755,750)	$(561,772)	$(5,706,796)	$(92,053)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	354,541,623	5,467,256	2,794,767	46,833,782	(165,732)
Net change in unrealized appreciation (depreciation) on investments	(1,006,198,496)	(29,533,253)	(21,282,437)	(172,867,099)	(338,431)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(684,578,708)	(24,821,747)	(19,049,442)	(131,740,113)	(596,216)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	233,359	3,658,426	627,043	23,941	—
Annuity payments	(523,906)	—	—	(38,451)	—
Surrenders, withdrawals and death benefits	(104,363,720)	(13,579,043)	(8,962,577)	(19,544,748)	(1,315,232)
Net transfers between other subaccounts
or fixed rate option	(855,896,961)	(6,006,040)	(3,081,813)	(136,709,786)	2,438,250
Miscellaneous transactions	58,359	(1,144)	5,606	6,961	(3,192)
Other charges	(34,030,254)	(642,787)	(513,216)	(6,086,504)	(3,203)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(994,523,123)	(16,570,588)	(11,924,957)	(162,348,587)	1,116,623

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,679,101,831)	(41,392,335)	(30,974,399)	(294,088,700)	520,407

NET ASSETS
Beginning of period	3,331,254,832	151,350,101	113,957,589	586,820,488	4,005,501
End of period	$1,652,153,001	$109,957,766	$82,983,190	$292,731,788	$4,525,908

Beginning units	178,471,279	8,555,772	7,088,553	36,912,856	377,506
Units issued	89,553,088	307,230	103,271	18,177,952	633,778
Units redeemed	(158,662,246)	(1,319,343)	(949,007)	(31,844,222)	(523,456)
Ending units	109,362,121	7,543,659	6,242,817	23,246,586	487,828
The accompanying notes are an integral part of these financial statements.
A110

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(1,679,150)	$(54,819)	$(346,762)	$613,895	$(156,679)
Capital gains distributions received	—	—	896,047	597,679	—
Net realized gain (loss) on shares redeemed	(5,325,499)	78,610	(1,162,914)	(127,256)	(280,532)
Net change in unrealized appreciation (depreciation) on investments	(17,503,690)	(1,735,406)	(10,705,475)	(4,091,058)	(786,774)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(24,508,339)	(1,711,615)	(11,319,104)	(3,006,740)	(1,223,985)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	848,758	136,065	2,193,546	325,142	—
Annuity payments	(321,792)	(920)	—	—	—
Surrenders, withdrawals and death benefits	(12,450,921)	(708,856)	(4,605,295)	(2,241,148)	(2,457,651)
Net transfers between other subaccounts
or fixed rate option	(15,880,969)	(137,392)	(736,246)	(25,353)	2,579,484
Miscellaneous transactions	(686)	(1,520)	1,588	(4,235)	(78)
Other charges	(1,510,541)	(47,954)	(309,847)	(116,258)	(4,081)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(29,316,151)	(760,577)	(3,456,254)	(2,061,852)	117,674

TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,824,490)	(2,472,192)	(14,775,358)	(5,068,592)	(1,106,311)

NET ASSETS
Beginning of period	198,008,714	11,429,923	68,722,909	22,942,014	7,992,554
End of period	$144,184,224	$8,957,731	$53,947,551	$17,873,422	$6,886,243

Beginning units	18,812,282	861,550	4,483,136	1,677,993	749,050
Units issued	3,016,201	37,490	310,178	110,239	474,360
Units redeemed	(6,116,290)	(104,139)	(552,871)	(277,745)	(468,432)
Ending units	15,712,193	794,901	4,240,443	1,510,487	754,978
The accompanying notes are an integral part of these financial statements.
A111

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(54,466)	$(514,815)	$(32,845)	$(10,952,084)	$(311,745)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(24,923)	(444,340)	(67,567)	164,332,080	(462,616)
Net change in unrealized appreciation (depreciation) on investments	(1,116,101)	(3,458,436)	(109,569)	(444,688,989)	(2,705,026)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,195,490)	(4,417,591)	(209,981)	(291,308,993)	(3,479,387)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	138	—	—	317,854	—
Annuity payments	(27,044)	—	—	(111,771)	—
Surrenders, withdrawals and death benefits	(249,566)	(2,277,346)	(394,181)	(22,114,319)	(2,733,235)
Net transfers between other subaccounts
or fixed rate option	88,366	11,446,541	2,664,569	(568,629,443)	3,399,172
Miscellaneous transactions	45	(5)	477	22,783	(313)
Other charges	(13,866)	(9,381)	(208)	(12,455,497)	(10,109)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(201,927)	9,159,809	2,270,657	(602,970,393)	655,515

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,397,417)	4,742,218	2,060,676	(894,279,386)	(2,823,872)

NET ASSETS
Beginning of period	4,581,088	20,083,462	22,568	1,349,107,486	17,743,120
End of period	$3,183,671	$24,825,680	$2,083,244	$454,828,100	$14,919,248

Beginning units	344,614	1,810,444	2,003	86,526,369	1,495,678
Units issued	20,806	1,533,984	440,902	64,617,127	597,468
Units redeemed	(40,886)	(688,130)	(218,475)	(114,633,400)	(543,732)
Ending units	324,534	2,656,298	224,430	36,510,096	1,549,414
The accompanying notes are an integral part of these financial statements.
A112

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Bond Portfolio 2031	Fidelity® VIP Contrafund® Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(2,886,850)	$(1,963,481)	$(959,109)	$2,389	$(2,283)
Capital gains distributions received	—	—	—	47,741	100,696
Net realized gain (loss) on shares redeemed	39,409,936	18,303,840	(1,728,376)	(58,808)	(47,432)
Net change in unrealized appreciation (depreciation) on investments	(97,031,591)	(55,780,489)	(8,395,155)	(178,774)	(341,734)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(60,508,505)	(39,440,130)	(11,082,640)	(187,452)	(290,753)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	64,603	14,975	—	3,920	65,223
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,928,841)	(4,858,096)	(6,639,436)	(44,695)	(37,947)
Net transfers between other subaccounts
or fixed rate option	(132,304,065)	(81,599,646)	23,166,051	177,386	122,657
Miscellaneous transactions	5,697	7,423	14,751	—	306
Other charges	(3,017,773)	(2,248,035)	(27,945)	(184)	(899)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(139,180,379)	(88,683,379)	16,513,421	136,427	149,340

TOTAL INCREASE (DECREASE) IN NET ASSETS	(199,688,884)	(128,123,509)	5,430,781	(51,025)	(141,413)

NET ASSETS
Beginning of period	319,146,188	222,559,618	38,422,746	735,572	673,822
End of period	$119,457,304	$94,436,109	$43,853,527	$684,547	$532,409

Beginning units	19,591,941	15,006,354	3,709,214	47,624	39,502
Units issued	14,339,420	8,859,451	3,829,792	45,285	20,349
Units redeemed	(25,112,620)	(16,235,511)	(2,224,351)	(32,479)	(9,173)
Ending units	8,818,741	7,630,294	5,314,655	60,430	50,678
The accompanying notes are an integral part of these financial statements.
A113

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$827	$5,899	$(1,075)	$15,029	$35,761
Capital gains distributions received	18,961	21,183	84,970	97,474	16,748
Net realized gain (loss) on shares redeemed	(5,154)	(20,336)	(8,887)	(4,635)	(7,597)
Net change in unrealized appreciation (depreciation) on investments	(65,050)	(57,676)	(185,460)	(231,674)	(145,433)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(50,416)	(50,930)	(110,452)	(123,806)	(100,521)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	475,279	20,709	11,485	101,000	402,777
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(5,633)	(8,401)	(6,941)	(28,402)	(27,534)
Net transfers between other subaccounts
or fixed rate option	27,002	(110,979)	2,683	(39,629)	915,194
Miscellaneous transactions	—	1	(16)	(174)	259
Other charges	(808)	(434)	(909)	(4,372)	(576)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	495,840	(99,104)	6,302	28,423	1,290,120

TOTAL INCREASE (DECREASE) IN NET ASSETS	445,424	(150,034)	(104,150)	(95,383)	1,189,599

NET ASSETS
Beginning of period	77,621	452,289	367,976	1,225,060	375,979
End of period	$523,045	$302,255	$263,826	$1,129,677	$1,565,578

Beginning units	4,769	42,964	26,050	100,171	36,166
Units issued	41,120	3,974	1,979	10,804	144,307
Units redeemed	(3,368)	(13,809)	(1,336)	(8,414)	(4,535)
Ending units	42,521	33,129	26,693	102,561	175,938

The accompanying notes are an integral part of these financial statements.
A114

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Vanguard Equity Index Portfolio	Vanguard Global Bond Index Portfolio	Vanguard Mid-Cap Index Portfolio	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$3,250	$2,615	$1,956	$9,622	$12,861
Capital gains distributions received	29,371	1,488	110,133	36,048	7,746
Net realized gain (loss) on shares redeemed	(7,812)	(8,606)	(108,331)	(23,807)	(14,816)
Net change in unrealized appreciation (depreciation) on investments	(162,094)	(23,750)	(301,620)	(301,300)	(169,364)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(137,285)	(28,253)	(297,862)	(279,437)	(163,573)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	194,312	22,648	472,984	257,014	338,811
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(48,469)	(1,885)	(15,400)	(39,700)	(40,567)
Net transfers between other subaccounts
or fixed rate option	254,114	(154,955)	(174,786)	(92,028)	18,714
Miscellaneous transactions	(127)	—	3,074	664	(7)
Other charges	(1,443)	(475)	(1,670)	(1,656)	(2,167)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	398,387	(134,667)	284,202	124,294	314,784

TOTAL INCREASE (DECREASE) IN NET ASSETS	261,102	(162,920)	(13,660)	(155,143)	151,211

NET ASSETS
Beginning of period	515,482	324,387	1,225,689	975,438	1,117,999
End of period	$776,584	$161,467	$1,212,029	$820,295	$1,269,210

Beginning units	35,631	32,226	87,426	79,465	110,043
Units issued	42,375	5,902	100,183	37,507	50,608
Units redeemed	(11,852)	(19,528)	(80,223)	(25,599)	(15,601)
Ending units	66,154	18,600	107,386	91,373	145,050
The accompanying notes are an integral part of these financial statements.
A115

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Vanguard Total International Stock Market Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio	Vanguard Conservative Allocation Portfolio	Vanguard Growth Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$25,166	$5,024	$22,470	$6,854	$(3,201)
Capital gains distributions received	36,994	90,558	195,196	17,704	126,956
Net realized gain (loss) on shares redeemed	(82,684)	(11,797)	(58,174)	(2,725)	(10,455)
Net change in unrealized appreciation (depreciation) on investments	(209,032)	(375,694)	(512,182)	(91,786)	(279,006)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(229,556)	(291,909)	(352,690)	(69,953)	(165,706)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	671,290	554,144	14,003	5,880	55,360
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(56,545)	(32,992)	(31,882)	(12,993)	(13,958)
Net transfers between other subaccounts
or fixed rate option	(19,381)	333,220	162,783	21,689	57,188
Miscellaneous transactions	(18)	3,496	1	—	1
Other charges	(2,496)	(3,335)	(5,307)	(211)	(545)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	592,850	854,533	139,598	14,365	98,046

TOTAL INCREASE (DECREASE) IN NET ASSETS	363,294	562,624	(213,092)	(55,588)	(67,660)

NET ASSETS
Beginning of period	1,297,392	1,442,600	2,202,773	454,936	472,047
End of period	$1,660,686	$2,005,224	$1,989,681	$399,348	$404,387

Beginning units	107,031	100,088	173,753	39,817	30,854
Units issued	101,013	102,946	39,392	2,895	11,103
Units redeemed	(43,933)	(28,698)	(28,587)	(1,317)	(1,980)
Ending units	164,111	174,336	184,558	41,395	39,977
The accompanying notes are an integral part of these financial statements.
A116

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio	American Funds IS Asset Allocation Fund (Class 1)	American Funds IS Washington Mutual Investors Fund (Class 1)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$6,084	$5,732	$13,153	$76,201	$15,993
Capital gains distributions received	—	17,736	12,918	518,898	222,484
Net realized gain (loss) on shares redeemed	841	(19,411)	(50,874)	(16,455)	(15,444)
Net change in unrealized appreciation (depreciation) on investments	(16,417)	(94,660)	(83,123)	(1,348,707)	(300,556)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,492)	(90,603)	(107,926)	(770,063)	(77,523)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	73,085	1,019,074	356,263	462,753	452,490
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,129)	(3,313)	(59,413)	(52,821)	(75,935)
Net transfers between other subaccounts
or fixed rate option	(11,889)	26,098	879,382	97,364	(97,276)
Miscellaneous transactions	2	—	18	112	—
Other charges	(304)	(1,397)	(2,928)	(10,933)	(381)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	57,765	1,040,462	1,173,322	496,475	278,898

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,273	949,859	1,065,396	(273,588)	201,375

NET ASSETS
Beginning of period	167,364	432,865	834,507	5,504,419	884,277
End of period	$215,637	$1,382,724	$1,899,903	$5,230,831	$1,085,652

Beginning units	15,684	35,762	81,592	439,144	64,835
Units issued	25,546	126,565	225,557	59,239	37,409
Units redeemed	(18,771)	(25,957)	(108,808)	(13,997)	(14,881)
Ending units	22,459	136,370	198,341	484,386	87,363

The accompanying notes are an integral part of these financial statements.
A117

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)	American Funds IS U.S. Government Securities Fund® (Class 1)	BlackRock Basic Value V.I. Fund (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$18,970	$(3,576)	$16,045	$19,704	$6,794
Capital gains distributions received	7,798	240,549	156,603	—	55,673
Net realized gain (loss) on shares redeemed	(4,943)	(149,832)	(8,467)	(3,463)	(10,718)
Net change in unrealized appreciation (depreciation) on investments	(105,007)	(766,080)	(469,456)	(68,214)	(91,425)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(83,182)	(678,939)	(305,275)	(51,973)	(39,676)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	144,208	239,307	561,604	258,016	150,867
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(14,613)	(20,876)	(15,739)	(5,803)	(78,313)
Net transfers between other subaccounts
or fixed rate option	196,834	(270,268)	(166,904)	14,937	(9,292)
Miscellaneous transactions	—	(114)	(14,187)	(2)	—
Other charges	(830)	(2,565)	(2,500)	(829)	(399)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	325,599	(54,516)	362,274	266,319	62,863

TOTAL INCREASE (DECREASE) IN NET ASSETS	242,417	(733,455)	56,999	214,346	23,187

NET ASSETS
Beginning of period	515,977	2,203,313	1,880,270	357,546	535,169
End of period	$758,394	$1,469,858	$1,937,269	$571,892	$558,356

Beginning units	48,816	130,896	137,978	33,599	42,297
Units issued	37,398	45,016	56,766	29,494	13,674
Units redeemed	(3,804)	(50,563)	(23,536)	(2,536)	(9,383)
Ending units	82,410	125,349	171,208	60,557	46,588

The accompanying notes are an integral part of these financial statements.
A118

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	DFA VA Global Bond Portfolio	DFA VA Short-Term Fixed Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(2,082)	$35,589	$(5,373)	$4,247	$5,184
Capital gains distributions received	33,123	302,698	20,732	—	—
Net realized gain (loss) on shares redeemed	(7,237)	(56,231)	(51,589)	(5,805)	(2,941)
Net change in unrealized appreciation (depreciation) on investments	(263,686)	(408,756)	(174,540)	(34,774)	(18,231)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(239,882)	(126,700)	(210,770)	(36,332)	(15,988)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	438,438	105,880	47,307	4,686	291,013
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(12,175)	(66,845)	(17,038)	(22,167)	(40,249)
Net transfers between other subaccounts
or fixed rate option	46,546	(240,198)	452,821	17,192	(136,456)
Miscellaneous transactions	147	38	(865)	—	339
Other charges	(558)	(878)	(2,636)	(418)	(1,696)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	472,398	(202,003)	479,589	(707)	112,951

TOTAL INCREASE (DECREASE) IN NET ASSETS	232,516	(328,703)	268,819	(37,039)	96,963

NET ASSETS
Beginning of period	391,068	2,837,685	1,257,886	500,230	787,903
End of period	$623,584	$2,508,982	$1,526,705	$463,191	$884,866

Beginning units	25,027	227,482	100,137	50,707	79,807
Units issued	40,957	13,425	72,697	8,192	32,306
Units redeemed	(1,888)	(31,016)	(27,886)	-8415	(20,717)
Ending units	64,096	209,891	144,948	50,484	91,396

The accompanying notes are an integral part of these financial statements.
A119

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$18,016	$7,499	$33,218	$(1,118)	$3,238
Capital gains distributions received	13,637	75,713	223,282	38,038	85,675
Net realized gain (loss) on shares redeemed	(51,015)	(36,909)	(199,746)	(14,846)	(12,638)
Net change in unrealized appreciation (depreciation) on investments	(59,689)	(89,673)	(855,756)	(189,908)	(186,002)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(79,051)	(43,370)	(799,002)	(167,834)	(109,727)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	494,200	600,154	237,299	380,641	278,926
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(40,918)	(19,731)	(1,012,518)	(4,437)	(55,770)
Net transfers between other subaccounts
or fixed rate option	486,991	123,723	(115,850)	(13,084)	82,823
Miscellaneous transactions	50	640	(155)	3	33
Other charges	(1,155)	(1,644)	(2,738)	(115)	(60)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	939,168	703,142	(893,962)	363,008	305,952

TOTAL INCREASE (DECREASE) IN NET ASSETS	860,117	659,772	(1,692,964)	195,174	196,225

NET ASSETS
Beginning of period	620,379	302,289	4,307,895	111,514	419,546
End of period	$1,480,496	$962,061	$2,614,931	$306,688	$615,771

Beginning units	49,382	20,248	311,783	7,228	29,067
Units issued	118,145	72,005	25,342	26,225	29,148
Units redeemed	(42,796)	(24,590)	(105,519)	(3,043)	(5,789)
Ending units	124,731	67,663	231,606	30,410	52,426

The accompanying notes are an integral part of these financial statements.
A120

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$16,215	$7,332	$50,876	$(1,930)	$(340)
Capital gains distributions received	—	7,372	—	36,332	51,339
Net realized gain (loss) on shares redeemed	(37,144)	(3,091)	(6,181)	(4,796)	(1,636)
Net change in unrealized appreciation (depreciation) on investments	(198,991)	(71,264)	(50,976)	(83,356)	(88,996)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(219,920)	(59,651)	(6,281)	(53,750)	(39,633)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	137,234	380,641	331,800	413,207	380,641
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(22,298)	(4,639)	(26,163)	(8,295)	(3,631)
Net transfers between other subaccounts
or fixed rate option	234,054	7,413	630,842	(10,878)	6,368
Miscellaneous transactions	723	—	106	(5)	—
Other charges	(1,835)	(244)	(1,285)	(571)	(111)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	347,878	383,171	935,300	393,458	383,267

TOTAL INCREASE (DECREASE) IN NET ASSETS	127,958	323,520	929,019	339,708	343,634

NET ASSETS
Beginning of period	987,633	100,666	414,798	248,436	43,377
End of period	$1,115,591	$424,186	$1,343,817	$588,144	$387,011

Beginning units	76,444	7,602	38,800	19,116	3,450
Units issued	43,055	29,140	151,131	35,841	31,305
Units redeemed	(10,976)	(1,774)	(63,281)	(3,234)	(455)
Ending units	108,523	34,968	126,650	51,723	34,300

The accompanying notes are an integral part of these financial statements.
A121

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(439)	$1,284	$29,505	$(2,366)	$1,311
Capital gains distributions received	44,504	38,532	161	66,022	49
Net realized gain (loss) on shares redeemed	(21,344)	(10,992)	(2,188)	(7,002)	510
Net change in unrealized appreciation (depreciation) on investments	(212,826)	(134,836)	(58,175)	(361,513)	1,441
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(190,105)	(106,012)	(30,697)	(304,859)	3,311

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	301,651	195,472	363,757	466,354	136,501
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,607)	(57,782)	(6,402)	(12,923)	(43,684)
Net transfers between other subaccounts
or fixed rate option	100,666	318,203	442,180	46,899	54,954
Miscellaneous transactions	552	173	—	1	21
Other charges	(739)	(266)	(295)	(924)	(73)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	392,523	455,800	799,240	499,407	147,719

TOTAL INCREASE (DECREASE) IN NET ASSETS	202,418	349,788	768,543	194,548	151,030

NET ASSETS
Beginning of period	557,724	582,120	90,009	421,124	17,576
End of period	$760,142	$931,908	$858,552	$615,672	$168,606

Beginning units	42,091	40,222	8,280	22,002	1,622
Units issued	46,409	41,759	84,057	30,037	17,627
Units redeemed	(10,194)	(6,016)	(3,109)	(1,762)	(4,406)
Ending units	78,306	75,965	89,228	50,277	14,843

The accompanying notes are an integral part of these financial statements.
A122

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(103)	$(2,468)	$36,776	$3,454	$(2,974)
Capital gains distributions received	18,600	16,645	—	—	144,044
Net realized gain (loss) on shares redeemed	(9,836)	(41,211)	(13,337)	(1,088)	(65,475)
Net change in unrealized appreciation (depreciation) on investments	(88,176)	(250,608)	(443,437)	(11,735)	(254,723)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(79,515)	(277,642)	(419,998)	(9,369)	(179,128)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	104,278	141,572	82,897	—	138,554
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(7,592)	(44,382)	(31,604)	(541)	(25,981)
Net transfers between other subaccounts
or fixed rate option	13,731	(5,237)	47,253	(9,434)	79,912
Miscellaneous transactions	(22)	473	279	—	—
Other charges	(262)	(306)	(572)	(102)	(389)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	110,133	92,120	98,253	(10,077)	192,096

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,618	(185,522)	(321,745)	(19,446)	12,968

NET ASSETS
Beginning of period	238,599	913,076	2,371,869	72,809	599,987
End of period	$269,217	$727,554	$2,050,124	$53,363	$612,955

Beginning units	16,687	59,681	228,607	6,847	41,421
Units issued	13,241	16,506	18,310	102	53,148
Units redeemed	(4,618)	(9,112)	(7,301)	(1,105)	(35,028)
Ending units	25,310	67,075	239,616	5,844	59,541

The accompanying notes are an integral part of these financial statements.
A123

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$1,155	$(165)	$(8,055)	$(6,326)	$(62,363)
Capital gains distributions received	12,779	9,437	219,542	194,423	1,125,885
Net realized gain (loss) on shares redeemed	(13,457)	(3,298)	(32,312)	(81,662)	(220,602)
Net change in unrealized appreciation (depreciation) on investments	(72,085)	(17,967)	(515,531)	(335,122)	(6,132,867)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(71,608)	(11,993)	(336,356)	(228,687)	(5,289,947)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	104,291	40,000	2,424,396	512,888	1,852,577
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,976)	(1,148)	(122,470)	(92,497)	(470,370)
Net transfers between other subaccounts
or fixed rate option	72,287	2,899	222,298	232,432	738,993
Miscellaneous transactions	462	—	80	97	2,686
Other charges	(433)	(113)	(12,876)	(6,508)	(64,186)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	173,631	41,638	2,511,428	646,412	2,059,700

TOTAL INCREASE (DECREASE) IN NET ASSETS	102,023	29,645	2,175,072	417,725	(3,230,247)

NET ASSETS
Beginning of period	223,059	35,310	2,399,482	846,364	13,672,705
End of period	$325,082	$64,955	$4,574,554	$1,264,089	$10,442,458

Beginning units	17,009	2,392	164,292	50,017	829,409
Units issued	24,248	6,570	233,252	72,641	279,651
Units redeemed	(8,702)	(3,499)	(22,808)	(29,471)	(116,341)
Ending units	32,555	5,463	374,736	93,187	992,719

The accompanying notes are an integral part of these financial statements.
A124

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Investors Trust Series (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(840)	$(36,016)	$(14,667)	$(1,877)	$266,501
Capital gains distributions received	62,436	1,093,904	1,038,050	63,018	169,936
Net realized gain (loss) on shares redeemed	(20,863)	(335,609)	(177,717)	(3,951)	(398,418)
Net change in unrealized appreciation (depreciation) on investments	(131,165)	(3,080,666)	(1,907,746)	(162,978)	(2,038,234)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(90,432)	(2,358,387)	(1,062,080)	(105,788)	(2,000,215)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	79,153	1,012,058	374,144	91,155	8,392,215
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(32,179)	(334,876)	(164,371)	(70,625)	(978,630)
Net transfers between other subaccounts
or fixed rate option	(71,935)	532,698	66,690	70,818	1,694,474
Miscellaneous transactions	838	1,391	(32)	28	(1,350)
Other charges	(2,653)	(38,092)	(14,882)	(2,901)	(57,164)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(26,776)	1,173,179	261,549	88,475	9,049,545

TOTAL INCREASE (DECREASE) IN NET ASSETS	(117,208)	(1,185,208)	(800,531)	(17,313)	7,049,330

NET ASSETS
Beginning of period	519,695	7,817,408	3,508,343	493,848	11,111,830
End of period	$402,487	$6,632,200	$2,707,812	$476,535	$18,161,160

Beginning units	31,734	466,857	207,518	30,747	1,052,694
Units issued	10,525	169,352	55,852	14,289	1,303,167
Units redeemed	(12,583)	(76,884)	-33392	(8,920)	(323,633)
Ending units	29,676	559,325	229,978	36,116	2,032,228

The accompanying notes are an integral part of these financial statements.
A125

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$111,709	$120,137	$(12,594)	$249,604	$98,481
Capital gains distributions received	1,315,882	273,444	340,316	2,458,311	1,600,680
Net realized gain (loss) on shares redeemed	(172,073)	13,841	(234,350)	(544,503)	(74,768)
Net change in unrealized appreciation (depreciation) on investments	(2,188,250)	(408,425)	(1,923,813)	(5,893,144)	(2,182,009)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(932,732)	(1,003)	(1,830,441)	(3,729,732)	(557,616)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,296,972	1,422,656	1,721,384	2,814,270	852,434
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(668,289)	(446,945)	(229,188)	(2,662,673)	(400,892)
Net transfers between other subaccounts
or fixed rate option	1,533,101	3,256,254	1,245,079	1,096,816	2,601,527
Miscellaneous transactions	1,381	2,968	15,162	(1,669)	3,418
Other charges	(36,835)	(34,367)	(32,250)	(145,257)	(36,969)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,126,330	4,200,566	2,720,187	1,101,487	3,019,518

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,193,598	4,199,563	889,746	(2,628,245)	2,461,902

NET ASSETS
Beginning of period	6,940,678	4,054,076	5,777,041	25,282,915	5,754,294
End of period	$18,134,276	$8,253,639	$6,666,787	$22,654,670	$8,216,196

Beginning units	511,211	294,706	414,608	2,036,131	407,780
Units issued	1,149,273	421,391	355,888	571,105	280,044
Units redeemed	(157,679)	(115,670)	(116,314)	(481,187)	(46,524)
Ending units	1,502,805	600,427	654,182	2,126,049	641,300

The accompanying notes are an integral part of these financial statements.
A126

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$168,472	$69,473	$(9,212)	$(59,510)	$31,663
Capital gains distributions received	86,423	895,539	592,631	2,018,007	474,300
Net realized gain (loss) on shares redeemed	(235,975)	(142,428)	(115,615)	(334,828)	(82,145)
Net change in unrealized appreciation (depreciation) on investments	(1,008,353)	(1,599,708)	(1,123,389)	(6,539,711)	(1,324,979)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(989,433)	(777,124)	(655,585)	(4,916,042)	(901,161)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,802,228	689,210	184,112	4,060,100	1,217,917
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(979,116)	(174,778)	(145,747)	(725,859)	(230,366)
Net transfers between other subaccounts
or fixed rate option	1,998,955	794,915	232,721	2,363,313	278,407
Miscellaneous transactions	1,504	(687)	49	2,214	1,241
Other charges	(38,508)	(22,768)	(9,654)	(80,375)	(29,423)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,785,063	1,285,892	261,481	5,619,393	1,237,776

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,795,630	508,768	(394,104)	703,351	336,615

NET ASSETS
Beginning of period	6,066,765	3,641,090	2,052,229	13,257,377	5,227,609
End of period	$7,862,395	$4,149,858	$1,658,125	$13,960,728	$5,564,224

Beginning units	605,851	281,856	155,681	894,838	383,812
Units issued	500,439	159,375	44,686	584,580	212,210
Units redeemed	(201,620)	(49,401)	(20,504)	(123,877)	(102,895)
Ending units	904,670	391,830	179,863	1,355,541	493,127

The accompanying notes are an integral part of these financial statements.
A127

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$22,327	$17,496	$7,856	$32,945	$15,567
Capital gains distributions received	278,001	274,837	56,144	65,987	225,515
Net realized gain (loss) on shares redeemed	(86,929)	(110,414)	(185,716)	(29,027)	(42,100)
Net change in unrealized appreciation (depreciation) on investments	(637,174)	(906,704)	(799,589)	(236,990)	(339,762)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(423,775)	(724,785)	(921,305)	(167,085)	(140,780)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	566,460	488,787	433,029	1,058,933	407,863
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(72,148)	(114,902)	(210,492)	(121,855)	(107,917)
Net transfers between other subaccounts
or fixed rate option	242,561	516,450	659,564	1,045,536	909,404
Miscellaneous transactions	807	127	(96)	(669)	(2,906)
Other charges	(10,819)	(15,729)	(21,823)	(13,227)	(9,879)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	726,861	874,733	860,182	1,968,718	1,196,565

TOTAL INCREASE (DECREASE) IN NET ASSETS	303,086	149,948	(61,123)	1,801,633	1,055,785

NET ASSETS
Beginning of period	1,785,946	2,725,287	4,092,865	1,269,520	1,116,222
End of period	$2,089,032	$2,875,235	$4,031,742	$3,071,153	$2,172,007

Beginning units	152,348	219,595	286,306	89,785	80,451
Units issued	111,740	118,896	104,646	175,492	120,893
Units redeemed	(37,239)	(38,800)	(35,750)	(26,984)	(35,455)
Ending units	226,849	299,691	355,202	238,293	165,889

The accompanying notes are an integral part of these financial statements.
A128

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(9,571)	$34,098	$(10,543)	$105,943	$(52,850)
Capital gains distributions received	92,857	461,874	123,213	1,155,323	1,715,717
Net realized gain (loss) on shares redeemed	(167,667)	(107,520)	(97,151)	(582,525)	(545,332)
Net change in unrealized appreciation (depreciation) on investments	(836,910)	(585,143)	(1,000,470)	(4,946,589)	(6,156,220)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(921,291)	(196,691)	(984,951)	(4,267,848)	(5,038,685)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	343,782	764,045	533,732	4,869,276	2,649,878
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(213,854)	(467,452)	(94,847)	(1,478,027)	(254,012)
Net transfers between other subaccounts
or fixed rate option	126,090	1,096,249	335,040	1,981,685	743,652
Miscellaneous transactions	(134)	(1,254)	(575)	(6,233)	(5,111)
Other charges	(10,473)	(19,589)	(11,510)	(112,289)	(56,090)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	245,411	1,371,999	761,840	5,254,412	3,078,317

TOTAL INCREASE (DECREASE) IN NET ASSETS	(675,880)	1,175,308	(223,111)	986,564	(1,960,368)

NET ASSETS
Beginning of period	2,228,460	2,807,284	2,121,414	18,795,547	11,832,036
End of period	$1,552,580	$3,982,592	$1,898,303	$19,782,111	$9,871,668

Beginning units	159,754	208,337	158,783	1,434,524	860,817
Units issued	56,178	183,132	95,288	811,508	449,181
Units redeemed	(36,027)	(81,600)	(22,745)	(390,624)	(139,800)
Ending units	179,905	309,869	231,326	1,855,408	1,170,198

The accompanying notes are an integral part of these financial statements.
A129

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Service Class 2)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(45,248)	$(1,165,145)	$(2,544)	$(3,857)	$(16,858)
Capital gains distributions received	438,197	—	—	—	—
Net realized gain (loss) on shares redeemed	(155,361)	(1,550,905)	(3,337)	(21,321)	12,564
Net change in unrealized appreciation (depreciation) on investments	(1,194,728)	(11,138,624)	(88,351)	(167,584)	315,153
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(957,140)	(13,854,674)	(94,232)	(192,762)	310,859

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	697,756	—	407,143	379,436	388,323
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(272,448)	(6,714,925)	(540)	(29,246)	(415,388)
Net transfers between other subaccounts
or fixed rate option	1,782,521	32,081,081	97,792	183,214	4,000,749
Miscellaneous transactions	204	2,225	52	(71)	3,149
Other charges	(44,417)	(26,683)	(2,553)	(4,148)	(15,929)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,163,616	25,341,698	501,894	529,185	3,960,904

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,206,476	11,487,024	407,662	336,423	4,271,763

NET ASSETS
Beginning of period	7,523,807	40,391,340	160,458	498,377	647,475
End of period	$8,730,283	$51,878,364	$568,120	$834,800	$4,919,238

Beginning units	623,090	4,353,333	15,088	48,667	58,884
Units issued	314,244	5,751,458	54,675	79,231	427,316
Units redeemed	(105,327)	(2,955,488)	(3,475)	(15,400)	(117,017)
Ending units	832,007	7,149,303	66,288	112,498	369,183

The accompanying notes are an integral part of these financial statements.
A130

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(21,070)	$(13,024)	$(6,766)	$(31,957)	$(3,618)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(56,982)	(20,781)	(75,962)	(91,114)	(5,634)
Net change in unrealized appreciation (depreciation) on investments	(426,738)	(340,445)	(82,587)	(594,012)	(168,129)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(504,790)	(374,250)	(165,315)	(717,083)	(177,381)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,051,926	1,166,075	537,180	2,653,923	386,183
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(478,251)	(143,630)	(282,838)	(515,888)	(33,632)
Net transfers between other subaccounts
or fixed rate option	2,155,100	514,133	1,138,182	1,118,418	6,136
Miscellaneous transactions	(1,116)	32	(136)	(495)	14
Other charges	(21,573)	(13,418)	(6,947)	(33,081)	(4,128)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,706,086	1,523,192	1,385,441	3,222,877	354,573

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,201,296	1,148,942	1,220,126	2,505,794	177,192

NET ASSETS
Beginning of period	1,829,289	1,590,509	221,978	4,280,238	453,911
End of period	$5,030,585	$2,739,451	$1,442,104	$6,786,032	$631,103

Beginning units	170,409	147,565	22,520	413,498	40,843
Units issued	472,534	175,692	278,039	458,342	39,585
Units redeemed	(89,225)	(22,849)	(130,128)	(127,831)	(3,961)
Ending units	553,718	300,408	170,431	744,009	76,467

The accompanying notes are an integral part of these financial statements.
A131

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(1,767)	$(21,845)	$(6,560)	$(29,474)	$(33,274)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(4,769)	(81,483)	(8,486)	(78,625)	(42,447)
Net change in unrealized appreciation (depreciation) on investments	(97,767)	(1,735,438)	(51,830)	(737,903)	(987,836)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(104,303)	(1,838,766)	(66,876)	(846,002)	(1,063,557)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	68,503	1,963,825	672,694	2,673,938	2,572,534
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(504)	(240,004)	(59,933)	(603,283)	(393,746)
Net transfers between other subaccounts
or fixed rate option	10,187	790,328	511,609	1,093,190	1,185,112
Miscellaneous transactions	(11)	74	(3,122)	(608)	(897)
Other charges	(1,971)	(23,974)	(6,534)	(30,319)	(35,298)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	76,204	2,490,249	1,114,714	3,132,918	3,327,705

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,099)	651,483	1,047,838	2,286,916	2,264,148

NET ASSETS
Beginning of period	396,848	3,714,675	774,377	3,916,744	4,902,733
End of period	$368,749	$4,366,158	$1,822,215	$6,203,660	$7,166,881

Beginning units	37,135	335,869	69,908	385,902	471,531
Units issued	14,964	355,756	129,785	449,772	417,020
Units redeemed	(5,265)	(54,005)	(19,719)	(111,956)	(57,880)
Ending units	46,834	637,620	179,974	723,718	830,671

The accompanying notes are an integral part of these financial statements.
A132

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® Utilities Series (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(84,119)	$(1,269)	$3,906	$1,431	$8,225
Capital gains distributions received	—	—	—	75,440	14,229
Net realized gain (loss) on shares redeemed	(92,751)	(1,791)	(12,028)	(842)	(766)
Net change in unrealized appreciation (depreciation) on investments	(2,875,361)	(33,741)	(12,025)	(180,744)	(17,829)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,052,231)	(36,801)	(20,147)	(104,715)	3,859

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,921,144	83,396	—	47,306	41,274
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,125,793)	(10,765)	(2,011)	(39,244)	(9,968)
Net transfers between other subaccounts
or fixed rate option	2,662,793	106,928	3,459	(48,863)	256,989
Miscellaneous transactions	(2,059)	206	(66)	(130)	—
Other charges	(89,007)	(148)	(230)	(12)	(162)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,367,078	179,617	1,152	(40,943)	288,133

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,314,847	142,816	(18,995)	(145,658)	291,992

NET ASSETS
Beginning of period	11,845,629	255,068	100,369	699,760	76,132
End of period	$19,160,476	$397,884	$81,374	$554,102	$368,124

Beginning units	1,036,768	25,400	9,483	50,231	6,814
Units issued	1,159,151	22,388	43,501	5,085	27,983
Units redeemed	(126,302)	(1,789)	(44,273)	(7,483)	(2,053)
Ending units	2,069,617	45,999	8,711	47,833	32,744

The accompanying notes are an integral part of these financial statements.
A133

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Value Series (Initial Class)	Vanguard Capital Growth Portfolio	Vanguard Diversified Value Portfolio	Vanguard Equity Income Portfolio	Vanguard International Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$6,480	$476	$3,019	$5,461	$5,155
Capital gains distributions received	37,612	26,743	90,265	42,149	172,458
Net realized gain (loss) on shares redeemed	(2,950)	(1,092)	(7,621)	(2,530)	(75,507)
Net change in unrealized appreciation (depreciation) on investments	(100,993)	(78,274)	(241,134)	(38,915)	(444,837)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(59,851)	(52,147)	(155,471)	6,165	(342,731)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	95,955	12,300	8,953	86,481	102,436
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,568)	(4,390)	(9,306)	(8,255)	(16,230)
Net transfers between other subaccounts
or fixed rate option	(168,979)	(38,227)	705,379	353,952	216,279
Miscellaneous transactions	—	—	—	(27)	122
Other charges	(565)	(527)	(1,035)	(865)	(1,216)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(83,157)	(30,844)	703,991	431,286	301,391

TOTAL INCREASE (DECREASE) IN NET ASSETS	(143,008)	(82,991)	548,520	437,451	(41,340)

NET ASSETS
Beginning of period	834,462	359,932	764,674	430,712	907,780
End of period	$691,454	$276,941	$1,313,194	$868,163	$866,440

Beginning units	65,567	26,165	53,856	34,050	61,141
Units issued	9,146	10,953	59,237	43,499	33,356
Units redeemed	(16,749)	(13,107)	(7,800)	(8,024)	(10,390)
Ending units	57,964	24,011	105,293	69,525	84,107

The accompanying notes are an integral part of these financial statements.
A134

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$4,056	$3,254	$(2,196)	$13,789	$8,442
Capital gains distributions received	—	3,948	35,217	26,061	6,916
Net realized gain (loss) on shares redeemed	(9)	(48,404)	(15,441)	309	(6,080)
Net change in unrealized appreciation (depreciation) on investments	2,899	(21,744)	(255,678)	(230,295)	(35,235)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,946	(62,946)	(238,098)	(190,136)	(25,957)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,208	251,421	521,881	500,000	212,385
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(7,733)	(1,752)	(1,294)	(2,000)	(11,201)
Net transfers between other subaccounts
or fixed rate option	931,308	(46,848)	22,140	(125,041)	55,685
Miscellaneous transactions	25	—	2,621	—	—
Other charges	(1,287)	(251)	(254)	(1,184)	(677)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	936,521	202,570	545,094	371,775	256,192

TOTAL INCREASE (DECREASE) IN NET ASSETS	943,467	139,624	306,996	181,639	230,235

NET ASSETS
Beginning of period	321,542	271,976	341,852	1,587,871	154,125
End of period	$1,265,009	$411,600	$648,848	$1,769,510	$384,360

Beginning units	32,717	18,582	22,281	127,183	12,035
Units issued	105,538	24,615	53,676	46,771	28,494
Units redeemed	(10,433)	(7,915)	(7,382)	(13,495)	(3,890)
Ending units	127,822	35,282	68,575	160,459	36,639

The accompanying notes are an integral part of these financial statements.
A135

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	DFA VA International Value Portfolio	ClearBridge Variable Appreciation Portfolio (Class I)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$9,769	$344	$7,995	$(356)	$460
Capital gains distributions received	3,273	2,402	64,363	5,706	1,227
Net realized gain (loss) on shares redeemed	(19,777)	(2,115)	(2,122)	(207)	(17)
Net change in unrealized appreciation (depreciation) on investments	(9,902)	(6,870)	(117,082)	(40,237)	(1,947)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(16,637)	(6,239)	(46,846)	(35,094)	(277)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	114,895	53,402	359,618	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(34,124)	(444)	(13,974)	—	(131)
Net transfers between other subaccounts
or fixed rate option	(36,851)	(24,199)	33,572	3,045	22,792
Miscellaneous transactions	84	—	531	—	—
Other charges	(490)	(25)	(851)	(327)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	43,514	28,734	378,896	2,718	22,661

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,877	22,495	332,050	(32,376)	22,384

NET ASSETS
Beginning of period	273,447	25,909	420,026	106,855	—
End of period	$300,324	$48,404	$752,076	$74,479	$22,384

Beginning units	22,789	1,880	31,464	7,144	—
Units issued	24,676	4,123	43,645	270	2,167
Units redeemed	(21,334)	(1,964)	(13,537)	(32)	(13)
Ending units	26,131	4,039	61,572	7,382	2,154

The accompanying notes are an integral part of these financial statements.
A136

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	AST Bond Portfolio 2033
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/3/2022*
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$2,097	$(1,046)	$11,952	$1,000,145	$(2,041)
Capital gains distributions received	6,677	41,571	420,643	—	—
Net realized gain (loss) on shares redeemed	(299)	(2,497)	(38,037)	—	2,689
Net change in unrealized appreciation (depreciation) on investments	(22,018)	(174,049)	(169,108)	—	(3,681)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(13,543)	(136,021)	225,450	1,000,145	(3,033)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	352,338	11,459,585	332,180,260	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(7,308)	(172,940)	(26,330,515)	(5,565)
Net transfers between other subaccounts
or fixed rate option	280	10,438	1,434,105	(222,143,022)	269,260
Miscellaneous transactions	—	(1)	(22,402)	50,357	—
Other charges	(258)	(447)	—	(15,020)	(69)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	22	355,020	12,698,348	83,742,060	263,626

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,521)	218,999	12,923,798	84,742,205	260,593

NET ASSETS
Beginning of period	88,847	187,792	303,778	33,768,202	—
End of period	$75,326	$406,791	$13,227,576	$118,510,407	$260,593

Beginning units	6,699	12,426	19,408	3,375,315	—
Units issued	62	30,188	951,536	22,547,423	77,258
Units redeemed	(62)	(594)	(59,207)	(14,145,745)	(43,793)
Ending units	6,699	42,020	911,737	11,776,993	33,465

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A137

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2023

Note 1:    General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Discovery Choice	Prudential Premier Variable Annuity
Discovery Preferred	B, L, X Series
Discovery Select	Prudential Premier Variable Annuity Bb Series
Prudential Defined Income Annuity	Strategic Partners Advisor
Prudential FlexGuard	Strategic Partners FlexElite
Prudential FlexGuard Income	Strategic Partners FlexElite 2
Prudential FlexGuard Income Select	Strategic Partners Plus
Prudential MyRock Advisor Variable Annuity	Strategic Partners Plus 3
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Select
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Variable Annuity One
Prudential Premier Retirement Variable Annuity	Strategic Partners Variable Annuity One 3
Prudential Premier Retirement Variable Annuity X, B, L, C Series

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)
PSF PGIM 50/50 Balanced Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF Natural Resources Portfolio (Class I)
PSF Stock Index Portfolio (Class I)
PSF Global Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class I)
PSF Small-Cap Stock Index Portfolio (Class I)
T. Rowe Price International Stock Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
Invesco V.I. Core Equity Fund (Series I)
A138

Note 1:    General (continued)

Janus Henderson VIT Research Portfolio (Institutional Shares)
Janus Henderson VIT Overseas Portfolio (Institutional Shares)
MFS® Research Series (Initial Class)
MFS® Growth Series (Initial Class)
American Century VP Value Fund (Class I)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)
PSF PGIM Jennison Focused Blend Portfolio (Class I)*
Davis Value Portfolio
AB VPS Large Cap Growth Portfolio (Class B)
PSF Small-Cap Value Portfolio (Class I)*
Janus Henderson VIT Research Portfolio (Service Shares)
PSF Mid-Cap Growth Portfolio (Class I)
PSF International Growth Portfolio (Class I)*
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Tactical Preservation Portfolio
AST High Yield Portfolio
AST Small-Cap Value Portfolio
AST Mid-Cap Growth Portfolio
AST Large-Cap Value Portfolio
AST Mid-Cap Value Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST MFS Global Equity Portfolio
AST J.P. Morgan International Equity Portfolio*
AST Wellington Management Hedged Equity Portfolio*
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Growth Allocation Portfolio
AST Advanced Strategies Portfolio
AST Large-Cap Growth Portfolio
AST Government Money Market Portfolio
AST Small-Cap Growth Portfolio
AST International Value Portfolio*
AST International Equity Portfolio (formerly AST International Growth Portfolio)
AST Investment Grade Bond Portfolio
AST Core Fixed Income Portfolio
AST Cohen & Steers Global Realty Portfolio*
AST Emerging Markets Equity Portfolio
AST J.P. Morgan Global Thematic Portfolio
ProFund VP Consumer Discretionary (formerly ProFund VP Consumer Services)
ProFund VP Consumer Staples (formerly ProFund VP Consumer Goods)
ProFund VP Financials
A139

Note 1:    General (continued)

ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Communication Services (formerly ProFund VP Telecommunications)
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Allspring VT International Equity Fund (Class 1)
Allspring VT Discovery All Cap Growth Fund (Class 1) (formerly Allspring VT Omega Growth Fund (Class 1))
Allspring VT Small Cap Growth Fund (Class 1)
AST Bond Portfolio 2022***
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio*
Allspring VT Opportunity Fund (Class 1)
AST Bond Portfolio 2023
AST MFS Growth Allocation Portfolio*
AST Western Asset Emerging Markets Debt Portfolio*
AST Bond Portfolio 2024
AST ClearBridge Dividend Growth Portfolio
AST Multi-Sector Fixed Income Portfolio
AST Large-Cap Core Portfolio
AST Bond Portfolio 2025
AST T. Rowe Price Growth Opportunities Portfolio
AST T. Rowe Price Diversified Real Growth Portfolio*
AST Prudential Flexible Multi-Strategy Portfolio*
AST Franklin 85/15 Diversified Allocation Portfolio*
AST Bond Portfolio 2026
AST Global Bond Portfolio
AST QMA International Core Equity Portfolio*
BlackRock Global Allocation V.I. Fund (Class III)
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)***
AST Bond Portfolio 2027
NVIT Emerging Markets Fund (Class D)
AST Bond Portfolio 2028
AST Bond Portfolio 2029
AST American Funds Growth Allocation Portfolio*
AST Bond Portfolio 2030
AST BlackRock 80/20 Target Allocation ETF Portfolio*
AST BlackRock 60/40 Target Allocation ETF Portfolio*
AST Bond Portfolio 2031
A140

Note 1:    General (continued)

Fidelity® VIP Contrafund® Portfolio (Initial Class)
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)
Fidelity® VIP Growth Portfolio (Initial Class)
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
MFS® New Discovery Series (Initial Class)
MFS® Total Return Series (Initial Class)
MFS® Total Return Bond Series (Initial Class)
Vanguard Equity Index Portfolio
Vanguard Global Bond Index Portfolio
Vanguard Mid-Cap Index Portfolio
Vanguard Real Estate Index Portfolio
Vanguard Total Bond Market Index Portfolio
Vanguard Total International Stock Market Index Portfolio
Vanguard Total Stock Market Index Portfolio
Vanguard Balanced Portfolio
Vanguard Conservative Allocation Portfolio
Vanguard Growth Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Moderate Allocation Portfolio
Vanguard Short-Term Investment Grade Portfolio
American Funds IS Asset Allocation Fund (Class 1)
American Funds IS Washington Mutual Investors Fund (Class 1)
American Funds IS The Bond Fund of America® (Class 1)
American Funds IS Growth Fund (Class 1)
American Funds IS Growth-Income Fund (Class 1)
American Funds IS U.S. Government Securities Fund® (Class 1)
BlackRock Basic Value V.I. Fund (Class I)
BlackRock Capital Appreciation V.I. Fund (Class I)
BlackRock Equity Dividend V.I. Fund (Class I)
BlackRock Global Allocation V.I. Fund (Class I)
DFA VA Global Bond Portfolio
DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio
Fidelity® VIP Balanced Portfolio (Initial Class)
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)
Fidelity® VIP Emerging Markets Portfolio (Initial Class)
Fidelity® VIP Financials Portfolio (Initial Class) (formerly Fidelity® VIP Financial Services Portfolio (Initial Class))
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
Fidelity® VIP Health Care Portfolio (Initial Class)
Fidelity® VIP Industrials Portfolio (Initial Class)
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
Fidelity® VIP Mid Cap Portfolio (Initial Class)
A141

Note 1:    General (continued)

Fidelity® VIP Strategic Income Portfolio (Initial Class)
Fidelity® VIP Technology Portfolio (Initial Class)
Fidelity® VIP Utilities Portfolio (Initial Class)
ClearBridge Variable Mid Cap Portfolio (Class I)
ClearBridge Variable Small Cap Growth Portfolio (Class I)
Western Asset Core Plus VIT Portfolio (Class I)
Western Asset Variable Global High Yield Bond Portfolio (Class I)
MFS® Mid Cap Growth Series (Initial Class)
MFS® International Intrinsic Value Portfolio (Initial Class)
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)
MFS® International Growth Portfolio (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
MFS® Technology Portfolio (Service Class)
MFS® Investors Trust Series (Service Class)
MFS® Mid Cap Growth Series (Service Class)
MFS® New Discovery Series (Service Class)
MFS® Research Series (Service Class)
MFS® Total Return Bond Series (Service Class)
MFS® Total Return Series (Service Class)
MFS® Utilities Series (Service Class)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)
American Funds IS Asset Allocation Fund (Class 4)
American Funds IS Washington Mutual Investors Fund (Class 4)
American Funds IS The Bond Fund of America® (Class 4)
American Funds IS Capital World Growth and Income Fund® (Class 4)
American Funds IS Global Small Capitalization Fund (Class 4)
American Funds IS Growth Fund (Class 4)
American Funds IS Growth-Income Fund (Class 4)
American Funds IS International Fund (Class 4)
American Funds IS New World Fund® (Class 4)
BlackRock Advantage Large Cap Core V.I. Fund (Class III)
BlackRock Advantage Large Cap Value V.I. Fund (Class III)
BlackRock Basic Value V.I. Fund (Class III)
BlackRock Capital Appreciation V.I. Fund (Class III)
BlackRock Equity Dividend V.I. Fund (Class III)
BlackRock Large Cap Focus Growth V.I. Fund (Class III)
Fidelity® VIP Balanced Portfolio (Service Class 2)
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
Fidelity® VIP Health Care Portfolio (Service Class 2)
AST Bond Portfolio 2032
PSF Global Portfolio (Class III)
PSF Mid-Cap Growth Portfolio (Class III)
PSF Natural Resources Portfolio (Class III)
PSF PGIM 50/50 Balanced Portfolio (Class III)
A142

Note 1:    General (continued)

PSF PGIM Flexible Managed Portfolio (Class III)
PSF PGIM Government Income Portfolio (Class III)
PSF PGIM High Yield Bond Portfolio (Class III)
PSF PGIM Jennison Blend Portfolio (Class III)
PSF PGIM Jennison Focused Blend Portfolio (Class III)*
PSF PGIM Jennison Growth Portfolio (Class III)
PSF PGIM Jennison Value Portfolio (Class III)
PSF PGIM Total Return Bond Portfolio (Class III)
PSF Small-Cap Stock Index Portfolio (Class III)
PSF Stock Index Portfolio (Class III)
PSF PGIM Government Income Portfolio (Class I)
Fidelity® VIP High Income Portfolio (Initial Class)
MFS® Investors Trust Series (Initial Class)
MFS® Utilities Series (Initial Class)
MFS® Value Series (Initial Class)
Vanguard Capital Growth Portfolio
Vanguard Diversified Value Portfolio
Vanguard Equity Income Portfolio
Vanguard International Portfolio
American Funds IS Ultra-Short Bond Fund (Class 1)
BlackRock Advantage Large Cap Core V.I. Fund (Class I)
BlackRock Large Cap Focus Growth V.I. Fund (Class I)
DFA VA Global Moderate Allocation Portfolio
DFA VA International Small Portfolio
DFA VA International Value Portfolio
ClearBridge Variable Appreciation Portfolio (Class I)
ClearBridge Variable Dividend Strategy Portfolio (Class I)
ClearBridge Variable Large Cap Growth Portfolio (Class I)
Franklin Multi-Asset Variable Conservative Growth Fund (Class I)
Franklin Multi-Asset Variable Growth Fund (Class I)
MFS® Technology Portfolio (Initial Class)
MFS® Value Series (Service Class)
PSF PGIM Government Money Market Portfolio (Class III)
AST Bond Portfolio 2033
Franklin Multi-Asset Variable Moderate Growth Fund (Class I)
AST Bond Portfolio 2034
ClearBridge Variable Aggressive Growth Portfolio (Class I)**

*	Subaccount merged during the period ended December 31, 2023.
**	Subaccount was available for investment but had no assets as of December 31, 2023, and had no activity during 2023.
***	Subaccount liquidated during the period ended December 31, 2023.

A143

Note 1:    General (continued)

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
January 20, 2023	AST Cohen & Steers Global Realty Portfolio	AST Cohen & Steers Realty Portfolio
January 20, 2023	AST BlackRock Global Strategies Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
February 24, 2023	AST Wellington Management Hedged Equity Portfolio	AST Prudential Growth Allocation Portfolio
February 24, 2023	AST MFS Growth Allocation Portfolio	AST Capital Growth Asset Allocation Portfolio
February 24, 2023	AST T.Rowe Price Diversified Real Growth Portfolio	PSF PGIM Flexible Managed Portfolio (Class III)
February 24, 2023	AST Prudential Flexible Multi-Strategy Portfolio	PSF PGIM Flexible Managed Portfolio (Class III)
February 24, 2023	AST Franklin 85/15 Diversified Allocation Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
February 24, 2023	AST American Funds Growth Allocation Portfolio	AST Prudential Growth Allocation Portfolio
February 24, 2023	AST BlackRock 80/20 Target Allocation ETF	AST Capital Growth Asset Allocation Portfolio
February 24, 2023	AST BlackRock 60/40 Target Allocation ETF	AST Balanced Asset Allocation Portfolio
March 10, 2023	AST International Value Portfolio	AST International Equity Portfolio
March 10, 2023	AST J.P. Morgan International Equity Portfolio	AST International Equity Portfolio
March 10, 2023	PSF International Growth Portfolio Class I	AST International Equity Portfolio
March 10, 2023	AST Western Asset Emerging Markets Debt	AST Global Bond Portfolio
March 10, 2023	AST QMA International Core Equity Portfolio	AST International Equity Portfolio
June 9, 2023	PSF Small-Cap Value Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)
December 8, 2023	PSF PGIM Jennison Focused Blend Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)
December 8, 2023	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to risks which may be interrelated and include, but are not limited to, the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

Note 2:     Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported
A144

Note 2:     Significant Accounting Policies (continued)

amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2023, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2023 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$19,127,862	$35,706,651
PSF PGIM Total Return Bond Portfolio (Class I)	7,124,089	15,358,269
A145

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
PSF PGIM Jennison Blend Portfolio (Class I)	$30,193,575	$21,451,069
PSF PGIM Flexible Managed Portfolio (Class I)	242,533	1,214,662
PSF PGIM 50/50 Balanced Portfolio (Class I)	23,274	1,497,552
PSF PGIM Jennison Value Portfolio (Class I)	1,068,899	23,606,304
PSF PGIM High Yield Bond Portfolio (Class I)	3,170,578	14,415,605
PSF Natural Resources Portfolio (Class I)	206,602	890,123
PSF Stock Index Portfolio (Class I)	7,253,487	58,933,597
PSF Global Portfolio (Class I)	1,345,760	6,036,860
PSF PGIM Jennison Growth Portfolio (Class I)	2,578,300	41,085,418
PSF Small-Cap Stock Index Portfolio (Class I)	50,887,964	12,560,804
T. Rowe Price International Stock Portfolio	86,135	1,986,570
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	131,481	6,640,128
Invesco V.I. Core Equity Fund (Series I)	106,249	8,011,312
Janus Henderson VIT Research Portfolio (Institutional Shares)	312,586	7,694,276
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	213,743	5,232,629
MFS® Research Series (Initial Class)	134,351	2,306,252
MFS® Growth Series (Initial Class)	875,076	8,124,649
American Century VP Value Fund (Class I)	158,855	3,965,132
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	438,223	2,048,562
PSF PGIM Jennison Focused Blend Portfolio (Class I)	245,506	33,511,160
Davis Value Portfolio	50,253	2,457,377
AB VPS Large Cap Growth Portfolio (Class B)	833,435	2,082,010
PSF Small-Cap Value Portfolio (Class I)	459,462	51,492,030
Janus Henderson VIT Research Portfolio (Service Shares)	332,711	1,530,620
PSF Mid-Cap Growth Portfolio (Class I)	1,508,718	10,613,524
PSF International Growth Portfolio (Class I)	121,500	19,352,418
AST Cohen & Steers Realty Portfolio	83,081,567	54,081,730
AST J.P. Morgan Tactical Preservation Portfolio	2,330,906,292	1,304,007,298
AST High Yield Portfolio	24,990,271	41,378,853
AST Small-Cap Value Portfolio	57,354,015	80,804,871
AST Mid-Cap Growth Portfolio	62,130,794	99,304,272
AST Large-Cap Value Portfolio	111,880,132	229,306,132
AST Mid-Cap Value Portfolio	49,928,187	81,438,968
AST T. Rowe Price Natural Resources Portfolio	44,555,758	79,411,226
AST T. Rowe Price Asset Allocation Portfolio	1,331,868,083	2,281,535,464
AST MFS Global Equity Portfolio	37,557,989	66,942,651
AST J.P. Morgan International Equity Portfolio	6,125,899	152,175,306
AST Wellington Management Hedged Equity Portfolio	35,952,696	1,163,278,034
AST Capital Growth Asset Allocation Portfolio	2,093,933,123	1,905,524,564
AST Academic Strategies Asset Allocation Portfolio	529,951,043	636,057,841
AST Balanced Asset Allocation Portfolio	1,375,260,044	1,984,801,194
AST Preservation Asset Allocation Portfolio	798,265,084	999,219,383
AST Prudential Growth Allocation Portfolio	4,440,617,747	3,282,272,450
AST Advanced Strategies Portfolio	531,091,512	958,977,987
AST Large-Cap Growth Portfolio	169,525,533	453,154,255
AST Government Money Market Portfolio	320,398,543	376,247,509
AST Small-Cap Growth Portfolio	67,317,187	77,791,790
AST International Value Portfolio	3,893,844	105,733,593
A146

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST International Equity Portfolio	$319,340,639	$107,882,205
AST Investment Grade Bond Portfolio	12,536,691,002	17,159,765,198
AST Core Fixed Income Portfolio	449,491,088	533,344,631
AST Cohen & Steers Global Realty Portfolio	1,702,532	47,001,942
AST Emerging Markets Equity Portfolio	43,117,546	54,351,924
AST J.P. Morgan Global Thematic Portfolio	388,662,512	500,927,510
ProFund VP Consumer Discretionary	130,826	165,259
ProFund VP Consumer Staples	72,631	72,774
ProFund VP Financials	247,007	273,500
ProFund VP Health Care	489,481	611,501
ProFund VP Industrials	90,743	163,446
ProFund VP Mid-Cap Growth	222,927	201,108
ProFund VP Mid-Cap Value	155,549	230,926
ProFund VP Real Estate	55,731	155,335
ProFund VP Small-Cap Growth	168,804	138,071
ProFund VP Small-Cap Value	102,905	162,757
ProFund VP Communication Services	16,534	32,544
ProFund VP Utilities	136,794	395,264
ProFund VP Large-Cap Growth	512,270	417,000
ProFund VP Large-Cap Value	620,867	769,542
Allspring VT International Equity Fund (Class 1)	—	17,388
Allspring VT Discovery All Cap Growth Fund (Class 1)	2,386	90,593
Allspring VT Small Cap Growth Fund (Class 1)	10,295	83,669
AST Bond Portfolio 2022	—	360,417
AST Quantitative Modeling Portfolio	16,979,552	253,244,615
AST BlackRock Global Strategies Portfolio	37,059,357	1,249,040,243
Allspring VT Opportunity Fund (Class 1)	65,653	129,305
AST Bond Portfolio 2023	7,601,463	66,354,002
AST MFS Growth Allocation Portfolio	53,746,193	633,016,345
AST Western Asset Emerging Markets Debt Portfolio	69,765	8,104,343
AST Bond Portfolio 2024	46,143,427	11,456,444
AST ClearBridge Dividend Growth Portfolio	37,574,946	42,278,138
AST Multi-Sector Fixed Income Portfolio	37,698,226	1,270,635,697
AST Large-Cap Core Portfolio	40,625,177	56,903,418
AST Bond Portfolio 2025	4,121,802	3,826,314
AST T. Rowe Price Growth Opportunities Portfolio	2,002,074,846	1,475,879,989
AST T. Rowe Price Diversified Real Growth Portfolio	180,500	113,532,952
AST Prudential Flexible Multi-Strategy Portfolio	162,886	84,897,596
AST Franklin 85/15 Diversified Allocation Portfolio	50,892,369	354,365,726
AST Bond Portfolio 2026	6,373,381	6,977,287
AST Global Bond Portfolio	35,835,389	36,631,151
AST QMA International Core Equity Portfolio	680,296	10,559,092
BlackRock Global Allocation V.I. Fund (Class III)	3,791,890	15,854,875
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	167,538	18,774,939
AST Bond Portfolio 2027	1,311,385	1,844,357
NVIT Emerging Markets Fund (Class D)	148,087	537,435
AST Bond Portfolio 2028	487,281	6,049,199
AST Bond Portfolio 2029	800,063	1,023,507
A147

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST American Funds Growth Allocation Portfolio	$178,339,245	$651,679,227
AST Bond Portfolio 2030	1,864,556	2,754,376
AST BlackRock 80/20 Target Allocation ETF Portfolio	43,029,470	164,881,714
AST BlackRock 60/40 Target Allocation ETF Portfolio	27,459,918	123,365,874
AST Bond Portfolio 2031	4,920,001	12,203,799
Fidelity® VIP Contrafund® Portfolio (Initial Class)	854,328	202,722
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	704,094	117,076
Fidelity® VIP Growth Portfolio (Initial Class)	554,822	103,913
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	969,484	29,717
MFS® New Discovery Series (Initial Class)	302,825	48,952
MFS® Total Return Series (Initial Class)	87,060	895,178
MFS® Total Return Bond Series (Initial Class)	1,080,070	686,954
Vanguard Equity Index Portfolio	286,776	198,761
Vanguard Global Bond Index Portfolio	33,592	9,780
Vanguard Mid-Cap Index Portfolio	239,829	310,905
Vanguard Real Estate Index Portfolio	372,259	284,535
Vanguard Total Bond Market Index Portfolio	675,445	252,220
Vanguard Total International Stock Market Index Portfolio	1,957,961	598,127
Vanguard Total Stock Market Index Portfolio	605,480	1,015,228
Vanguard Balanced Portfolio	204,066	323,355
Vanguard Conservative Allocation Portfolio	2,940	177,404
Vanguard Growth Portfolio	155,768	115,279
Vanguard High Yield Bond Portfolio	187,655	80,389
Vanguard Moderate Allocation Portfolio	88	123,931
Vanguard Short-Term Investment Grade Portfolio	1,781,502	1,170,193
American Funds IS Asset Allocation Fund (Class 1)	74,025	1,441,461
American Funds IS Washington Mutual Investors Fund (Class 1)	1,315,402	662,993
American Funds IS The Bond Fund of America® (Class 1)	1,088,474	201,950
American Funds IS Growth Fund (Class 1)	2,475,308	1,327,314
American Funds IS Growth-Income Fund (Class 1)	2,934,333	1,883,642
American Funds IS U.S. Government Securities Fund® (Class 1)	598,243	81,843
BlackRock Basic Value V.I. Fund (Class I)	1,411,890	726,093
BlackRock Capital Appreciation V.I. Fund (Class I)	438,916	437,584
BlackRock Equity Dividend V.I. Fund (Class I)	676,421	477,647
BlackRock Global Allocation V.I. Fund (Class I)	145,594	216,171
DFA VA Global Bond Portfolio	4,609	241,850
DFA VA Short-Term Fixed Portfolio	638,986	460,532
DFA VA U.S. Large Value Portfolio	889,834	1,156,874
DFA VA U.S. Targeted Value Portfolio	906,828	301,408
Fidelity® VIP Balanced Portfolio (Initial Class)	169,709	1,576,918
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	8,293	303,659
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	172,064	459,049
Fidelity® VIP Emerging Markets Portfolio (Initial Class)	821,406	407,728
Fidelity® VIP Financials Portfolio (Initial Class)	207,881	333,962
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	1,051,217	515,726
Fidelity® VIP Health Care Portfolio (Initial Class)	181,700	455,340
Fidelity® VIP Industrials Portfolio (Initial Class)	104,287	357,980
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	1,366,333	346,943
A148

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
Fidelity® VIP Mid Cap Portfolio (Initial Class)	$1,680,290	$880,339
Fidelity® VIP Strategic Income Portfolio (Initial Class)	1,665,813	568,692
Fidelity® VIP Technology Portfolio (Initial Class)	1,040,718	708,290
Fidelity® VIP Utilities Portfolio (Initial Class)	269,269	23,967
ClearBridge Variable Mid Cap Portfolio (Class I)	106,366	169,740
ClearBridge Variable Small Cap Growth Portfolio (Class I)	958,019	691,306
Western Asset Core Plus VIT Portfolio (Class I)	583,371	237,471
Western Asset Variable Global High Yield Bond Portfolio (Class I)	287,086	8,521
MFS® Mid Cap Growth Series (Initial Class)	752,569	639,250
MFS® International Intrinsic Value Portfolio (Initial Class)	1,245,351	308,640
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	136,523	44,414
MFS® International Growth Portfolio (Service Class)	2,287,135	866,111
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	1,559,698	472,124
MFS® Technology Portfolio (Service Class)	3,763,175	2,502,486
MFS® Investors Trust Series (Service Class)	28,162	108,373
MFS® Mid Cap Growth Series (Service Class)	1,695,015	1,139,450
MFS® New Discovery Series (Service Class)	639,546	697,631
MFS® Research Series (Service Class)	203,626	93,305
MFS® Total Return Bond Series (Service Class)	10,281,218	7,162,841
MFS® Total Return Series (Service Class)	8,726,397	5,319,606
MFS® Utilities Series (Service Class)	1,481,019	2,574,246
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	2,469,915	2,567,214
American Funds IS Asset Allocation Fund (Class 4)	7,143,715	2,547,084
American Funds IS Washington Mutual Investors Fund (Class 4)	765,146	1,040,274
American Funds IS The Bond Fund of America® (Class 4)	3,528,418	1,934,008
American Funds IS Capital World Growth and Income Fund® (Class 4)	1,240,420	911,925
American Funds IS Global Small Capitalization Fund (Class 4)	436,619	210,816
American Funds IS Growth Fund (Class 4)	4,547,895	2,398,772
American Funds IS Growth-Income Fund (Class 4)	1,900,016	822,695
American Funds IS International Fund (Class 4)	522,754	265,161
American Funds IS New World Fund® (Class 4)	291,123	413,256
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	1,030,490	1,987,413
BlackRock Advantage Large Cap Value V.I. Fund (Class III)	619,764	504,370
BlackRock Basic Value V.I. Fund (Class III)	876,851	946,837
BlackRock Capital Appreciation V.I. Fund (Class III)	1,339,756	426,595
BlackRock Equity Dividend V.I. Fund (Class III)	1,129,127	809,199
BlackRock Large Cap Focus Growth V.I. Fund (Class III)	3,949,846	769,283
Fidelity® VIP Balanced Portfolio (Service Class 2)	7,445,766	4,382,195
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	2,744,377	2,457,868
Fidelity® VIP Health Care Portfolio (Service Class 2)	1,904,665	1,673,156
AST Bond Portfolio 2032	1,349,297	9,160,530
PSF Global Portfolio (Class III)	386,596	74,691
PSF Mid-Cap Growth Portfolio (Class III)	682,612	309,888
PSF Natural Resources Portfolio (Class III)	18,356,825	3,987,885
PSF PGIM 50/50 Balanced Portfolio (Class III)	1,924,220	2,016,889
PSF PGIM Flexible Managed Portfolio (Class III)	192,916,001	34,212,035
PSF PGIM Government Income Portfolio (Class III)	1,956,432	847,754
PSF PGIM High Yield Bond Portfolio (Class III)	2,138,041	698,298
A149

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
PSF PGIM Jennison Blend Portfolio (Class III)	$1,569,584	$371,225
PSF PGIM Jennison Focused Blend Portfolio (Class III)	439,654	918,889
PSF PGIM Jennison Growth Portfolio (Class III)	3,440,829	1,185,536
PSF PGIM Jennison Value Portfolio (Class III)	1,033,421	583,005
PSF PGIM Total Return Bond Portfolio (Class III)	3,735,639	1,280,510
PSF Small-Cap Stock Index Portfolio (Class III)	1,685,158	1,109,939
PSF Stock Index Portfolio (Class III)	9,259,652	2,518,065
PSF PGIM Government Income Portfolio (Class I)	351,081	264,621
Fidelity® VIP High Income Portfolio (Initial Class)	261,872	2,944
MFS® Investors Trust Series (Initial Class)	38,954	102,994
MFS® Utilities Series (Initial Class)	438,429	135,708
MFS® Value Series (Initial Class)	846,367	94,642
Vanguard Capital Growth Portfolio	372,346	128,607
Vanguard Diversified Value Portfolio	881,799	638,490
Vanguard Equity Income Portfolio	170,777	409,943
Vanguard International Portfolio	1,876,342	833,395
American Funds IS Ultra-Short Bond Fund (Class 1)	1,340,087	371,900
BlackRock Advantage Large Cap Core V.I. Fund (Class I)	1,221,885	331,674
BlackRock Large Cap Focus Growth V.I. Fund (Class I)	307,198	219,758
DFA VA Global Moderate Allocation Portfolio	20,516	279,948
DFA VA International Small Portfolio	214,817	73,793
DFA VA International Value Portfolio	1,210,554	320,948
ClearBridge Variable Appreciation Portfolio (Class I)	177,456	6,544
ClearBridge Variable Dividend Strategy Portfolio (Class I)	615,409	94,824
ClearBridge Variable Large Cap Growth Portfolio (Class I)	545,578	431,396
Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	2,000	206
Franklin Multi-Asset Variable Growth Fund (Class I)	44,973	1,349
MFS® Technology Portfolio (Initial Class)	240,259	306,432
MFS® Value Series (Service Class)	7,026,167	6,920,279
PSF PGIM Government Money Market Portfolio (Class III)	241,254,251	159,374,937
AST Bond Portfolio 2033	267,781	428,314
Franklin Multi-Asset Variable Moderate Growth Fund (Class I)	46,964	170
AST Bond Portfolio 2034	212,208	40,815

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the
A150

Note 6:    Related Party Transactions (continued)

subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

Pruco Life sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life.
A151

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2023	46,020	$0.88	to	$10.62	$59,366	4.76%	0.25%	to	2.10%	2.73%	to	4.62%
December 31, 2022	56,003	$0.85	to	$10.15	$72,769	1.35%	0.25%	to	2.00%	-0.62%	to	1.13%
December 31, 2021	59,499	$0.86	to	$10.03	$77,044	0.04%	0.25%	to	2.00%	-1.98%	to	-0.21%
December 31, 2020	63,611	$0.87	to	$10.05	$75,655	0.29%	0.25%	to	2.00%	-1.71%	to	0.05%
December 31, 2019	62,646	$0.89	to	$9.84	$71,589	1.91%	1.00%	to	2.00%	-0.11%	to	0.91%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2023	26,325	$2.21	to	$9.43	$87,009	0.00%	0.25%	to	1.65%	5.54%	to	7.00%
December 31, 2022	29,547	$2.09	to	$8.81	$89,169	0.00%	0.25%	to	1.65%	-16.19%	to	-13.58%
December 31, 2021	32,077	$2.50	to	$10.37	$99,491	0.00%	0.25%	to	1.65%	-2.37%	to	-1.01%
December 31, 2020	35,328	$2.56	to	$10.45	$111,321	0.00%	0.50%	to	1.65%	4.20%	to	7.01%
December 31, 2019	40,889	$2.40	to	$2.95	$120,445	0.00%	1.35%	to	1.65%	9.10%	to	9.42%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2023	24,769	$3.90	to	$14.50	$158,934	0.00%	0.25%	to	2.00%	29.93%	to	32.19%
December 31, 2022	23,627	$2.99	to	$10.93	$114,633	0.00%	0.35%	to	2.00%	-26.57%	to	-25.36%
December 31, 2021	27,054	$4.06	to	$14.65	$178,083	0.00%	0.35%	to	2.00%	18.00%	to	19.93%
December 31, 2020	31,434	$3.43	to	$12.22	$173,977	0.00%	0.35%	to	2.00%	26.47%	to	27.28%
December 31, 2019	37,340	$2.70	to	$4.70	$161,984	0.00%	1.35%	to	2.00%	26.36%	to	27.17%

	PSF PGIM Flexible Managed Portfolio (Class I)
December 31, 2023	1,557	$4.58	to	$12.47	$7,208	0.00%	0.40%	to	1.40%	16.30%	to	17.46%
December 31, 2022	1,766	$3.94	to	$10.62	$7,019	0.00%	0.40%	to	1.40%	-15.88%	to	-15.04%
December 31, 2021	2,012	$4.68	to	$12.50	$9,478	0.00%	0.40%	to	1.40%	15.74%	to	16.89%
December 31, 2020	2,239	$4.04	to	$4.04	$9,057	0.00%	1.40%	to	1.40%	8.07%	to	8.07%
December 31, 2019	2,618	$3.74	to	$3.74	$9,799	0.00%	1.40%	to	1.40%	18.21%	to	18.21%

	PSF PGIM 50/50 Balanced Portfolio (Class I)
December 31, 2023	1,690	$3.96	to	$11.91	$7,168	0.00%	0.40%	to	1.40%	13.86%	to	14.99%
December 31, 2022	2,063	$3.47	to	$10.36	$7,609	0.00%	0.40%	to	1.40%	-15.87%	to	-15.04%
December 31, 2021	2,619	$4.13	to	$12.19	$11,001	0.00%	0.40%	to	1.40%	11.81%	to	12.92%
December 31, 2020	2,977	$3.69	to	$10.79	$11,081	0.00%	0.50%	to	1.40%	9.74%	to	9.89%
December 31, 2019	3,375	$3.36	to	$3.36	$11,341	0.00%	1.40%	to	1.40%	16.85%	to	16.85%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2023	28,938	$3.25	to	$13.86	$144,223	0.00%	0.25%	to	2.00%	12.95%	to	14.91%
December 31, 2022	33,400	$2.88	to	$12.06	$146,744	0.00%	0.25%	to	2.00%	-9.70%	to	-8.12%
December 31, 2021	39,451	$3.18	to	$13.12	$190,554	0.00%	0.25%	to	2.00%	25.29%	to	27.47%
December 31, 2020	46,148	$2.54	to	$10.29	$176,782	0.00%	0.35%	to	2.00%	1.55%	to	6.02%
December 31, 2019	53,910	$2.50	to	$5.13	$201,569	0.00%	1.35%	to	2.00%	23.59%	to	24.38%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2023	13,048	$2.90	to	$20.77	$78,063	0.00%	0.25%	to	2.00%	9.64%	to	11.55%
December 31, 2022	14,956	$2.64	to	$18.83	$80,619	0.00%	0.25%	to	2.00%	-12.98%	to	-11.47%
December 31, 2021	17,136	$3.02	to	$21.51	$106,644	0.00%	0.40%	to	2.00%	5.81%	to	7.50%
December 31, 2020	19,359	$2.85	to	$20.21	$112,672	0.00%	0.40%	to	2.00%	5.01%	to	6.56%
December 31, 2019	22,359	$2.70	to	$19.13	$123,608	0.00%	1.35%	to	2.00%	14.05%	to	14.78%

	PSF Natural Resources Portfolio (Class I)
December 31, 2023	339	$7.75	to	$17.98	$3,204	0.00%	0.25%	to	1.40%	0.58%	to	1.73%
December 31, 2022	411	$7.70	to	$17.68	$3,825	0.00%	0.25%	to	1.40%	20.36%	to	21.74%
December 31, 2021	449	$6.40	to	$14.52	$3,312	0.00%	0.25%	to	1.40%	23.77%	to	25.19%
December 31, 2020	491	$5.17	to	$11.59	$2,772	0.00%	0.35%	to	1.40%	10.73%	to	21.00%
December 31, 2019	500	$4.67	to	$4.67	$2,335	0.00%	1.40%	to	1.40%	9.16%	to	9.16%

	PSF Stock Index Portfolio (Class I)
December 31, 2023	42,194	$3.27	to	$18.80	$380,093	0.00%	0.25%	to	2.00%	23.45%	to	25.60%
December 31, 2022	48,606	$2.64	to	$15.02	$348,014	0.00%	0.25%	to	2.00%	-19.94%	to	-18.54%
December 31, 2021	54,884	$3.29	to	$18.49	$480,947	0.00%	0.35%	to	2.00%	25.77%	to	27.83%
December 31, 2020	63,156	$2.60	to	$14.49	$418,550	0.00%	0.35%	to	2.00%	15.76%	to	17.66%
December 31, 2019	66,893	$2.24	to	$12.34	$334,880	0.00%	0.35%	to	2.00%	8.05%	to	30.35%
A152

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF Global Portfolio (Class I)
December 31, 2023	8,912	$2.15	to	$12.97	$38,425	0.00%	0.25%	to	2.00%	17.25%	to	19.29%
December 31, 2022	10,017	$1.83	to	$10.82	$36,493	0.00%	0.40%	to	2.00%	-20.39%	to	-19.12%
December 31, 2021	11,460	$2.29	to	$13.38	$51,891	0.00%	0.40%	to	2.00%	15.91%	to	17.75%
December 31, 2020	13,540	$1.97	to	$4.41	$52,146	0.00%	1.35%	to	2.00%	13.56%	to	14.29%
December 31, 2019	15,990	$1.73	to	$3.86	$53,522	0.00%	1.35%	to	2.00%	27.84%	to	28.66%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2023	29,978	$3.58	to	$15.56	$267,524	0.00%	0.25%	to	2.00%	50.51%	to	53.12%
December 31, 2022	34,683	$2.37	to	$10.16	$203,877	0.00%	0.25%	to	2.00%	-38.82%	to	-37.76%
December 31, 2021	38,460	$3.86	to	$16.32	$366,145	0.00%	0.25%	to	2.00%	13.73%	to	15.72%
December 31, 2020	44,193	$3.39	to	$14.08	$367,736	0.00%	0.50%	to	2.00%	46.86%	to	54.12%
December 31, 2019	54,683	$2.20	to	$6.56	$292,761	0.00%	1.35%	to	2.00%	30.73%	to	31.57%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2023	10,630	$6.32	to	$14.34	$109,419	0.00%	0.25%	to	2.00%	9.58%	to	15.45%
December 31, 2022	6,560	$5.55	to	$12.46	$57,835	0.00%	0.25%	to	1.95%	-18.00%	to	-16.58%
December 31, 2021	7,400	$6.75	to	$14.98	$78,688	0.00%	0.25%	to	1.95%	23.88%	to	26.02%
December 31, 2020	8,149	$5.43	to	$11.93	$67,814	0.00%	0.35%	to	1.95%	8.83%	to	15.11%
December 31, 2019	8,817	$4.97	to	$10.80	$64,099	0.00%	0.35%	to	1.95%	4.55%	to	21.75%

	T. Rowe Price International Stock Portfolio
December 31, 2023	4,959	$1.64	to	$2.31	$11,250	0.94%	1.35%	to	1.65%	14.36%	to	14.69%
December 31, 2022	5,771	$1.43	to	$2.01	$11,441	0.75%	1.35%	to	1.65%	-17.18%	to	-16.93%
December 31, 2021	6,394	$1.73	to	$2.42	$15,280	0.55%	1.35%	to	1.65%	-0.33%	to	-0.03%
December 31, 2020	7,401	$1.74	to	$2.43	$17,760	0.56%	1.35%	to	1.65%	12.59%	to	12.93%
December 31, 2019	8,321	$1.54	to	$2.15	$17,711	2.34%	1.35%	to	1.65%	25.69%	to	26.07%

	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
December 31, 2023	6,798	$3.57	to	$5.71	$38,720	2.07%	1.35%	to	1.65%	7.77%	to	8.09%
December 31, 2022	7,927	$3.32	to	$5.28	$41,775	1.84%	1.35%	to	1.65%	-4.91%	to	-4.63%
December 31, 2021	9,163	$3.49	to	$5.54	$50,667	1.55%	1.35%	to	1.65%	23.51%	to	23.88%
December 31, 2020	10,587	$2.82	to	$4.48	$47,263	2.32%	1.35%	to	1.65%	-0.46%	to	-0.17%
December 31, 2019	12,151	$2.84	to	$4.48	$54,376	2.29%	1.35%	to	1.65%	24.35%	to	24.71%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2023	10,152	$2.40	to	$4.71	$46,866	0.71%	1.35%	to	1.65%	21.37%	to	21.73%
December 31, 2022	11,898	$1.98	to	$3.87	$45,050	0.89%	1.35%	to	1.65%	-21.83%	to	-21.60%
December 31, 2021	13,691	$2.53	to	$4.94	$66,311	0.65%	1.35%	to	1.65%	25.67%	to	26.04%
December 31, 2020	15,938	$2.02	to	$3.92	$61,367	1.31%	1.35%	to	1.65%	12.00%	to	12.33%
December 31, 2019	18,482	$1.80	to	$3.49	$63,440	0.93%	1.35%	to	1.65%	26.87%	to	27.25%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2023	7,289	$3.01	to	$6.45	$46,056	0.14%	1.35%	to	1.65%	40.85%	to	41.27%
December 31, 2022	8,516	$2.14	to	$4.57	$38,149	0.70%	1.35%	to	1.65%	-31.02%	to	-30.82%
December 31, 2021	9,624	$3.10	to	$6.61	$62,448	0.10%	1.35%	to	1.65%	18.38%	to	18.73%
December 31, 2020	10,970	$2.62	to	$5.57	$60,007	0.53%	1.35%	to	1.65%	30.80%	to	31.18%
December 31, 2019	12,904	$2.00	to	$4.25	$53,895	0.45%	1.35%	to	1.65%	33.33%	to	33.72%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2023	8,215	$2.57	to	$4.78	$38,877	1.50%	1.35%	to	1.65%	9.08%	to	9.40%
December 31, 2022	9,200	$2.36	to	$4.37	$39,793	1.74%	1.35%	to	1.65%	-10.09%	to	-9.82%
December 31, 2021	10,243	$2.62	to	$4.85	$49,176	1.12%	1.35%	to	1.65%	11.74%	to	12.07%
December 31, 2020	11,790	$2.35	to	$4.33	$50,513	1.35%	1.35%	to	1.65%	14.41%	to	14.75%
December 31, 2019	13,412	$2.05	to	$3.78	$50,130	1.89%	1.35%	to	1.65%	24.96%	to	25.33%

	MFS® Research Series (Initial Class)
December 31, 2023	2,138	$3.57	to	$13.99	$13,018	0.50%	0.25%	to	1.65%	20.44%	to	22.11%
December 31, 2022	2,521	$2.96	to	$11.46	$12,614	0.48%	0.25%	to	1.65%	-18.55%	to	-17.42%
December 31, 2021	2,909	$3.64	to	$13.83	$17,534	0.53%	0.40%	to	1.65%	22.78%	to	24.30%
December 31, 2020	3,265	$2.96	to	$4.91	$15,961	0.71%	1.35%	to	1.65%	14.70%	to	15.04%
December 31, 2019	3,984	$2.58	to	$4.27	$16,946	0.78%	1.35%	to	1.65%	30.79%	to	31.18%
A153

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Growth Series (Initial Class)
December 31, 2023	7,579	$3.96	to	$13.84	$57,738	0.00%	0.35%	to	1.65%	33.67%	to	35.39%
December 31, 2022	8,572	$2.97	to	$10.25	$48,558	0.00%	0.25%	to	1.65%	-32.74%	to	-31.80%
December 31, 2021	9,407	$4.41	to	$15.03	$79,185	0.00%	0.25%	to	1.65%	21.53%	to	23.22%
December 31, 2020	10,743	$3.63	to	$6.92	$74,028	0.00%	1.35%	to	1.65%	29.72%	to	30.10%
December 31, 2019	12,438	$2.80	to	$5.32	$65,895	0.00%	1.35%	to	1.65%	35.91%	to	36.31%

	American Century VP Value Fund (Class I)
December 31, 2023	2,783	$4.60	to	$5.74	$15,879	2.35%	1.35%	to	1.65%	7.33%	to	7.65%
December 31, 2022	3,454	$4.28	to	$5.33	$18,313	2.07%	1.35%	to	1.65%	-1.09%	to	-0.79%
December 31, 2021	3,743	$4.33	to	$5.38	$20,001	1.72%	1.35%	to	1.65%	22.49%	to	22.85%
December 31, 2020	4,347	$3.53	to	$4.38	$18,931	2.28%	1.35%	to	1.65%	-0.66%	to	-0.37%
December 31, 2019	5,157	$3.56	to	$4.40	$22,558	2.11%	1.35%	to	1.65%	24.97%	to	25.34%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2023	3,372	$3.04	to	$5.43	$17,686	0.00%	1.35%	to	1.65%	24.69%	to	25.06%
December 31, 2022	3,689	$2.44	to	$4.34	$15,438	0.00%	1.35%	to	1.65%	-34.77%	to	-34.57%
December 31, 2021	3,959	$3.74	to	$6.64	$25,439	0.00%	1.35%	to	1.65%	8.23%	to	8.55%
December 31, 2020	4,762	$3.46	to	$6.12	$28,341	0.00%	1.35%	to	1.65%	52.58%	to	53.03%
December 31, 2019	5,769	$2.27	to	$4.00	$22,472	0.00%	1.35%	to	1.65%	29.30%	to	29.68%

	PSF PGIM Jennison Focused Blend Portfolio (Class I) (merged December 8, 2023)
December 31, 2023	—	$4.91	to	$13.28	$—	0.00%	0.40%	to	1.65%	25.03%	to	26.49%
December 31, 2022	6,175	$3.93	to	$10.50	$26,518	0.00%	0.40%	to	1.65%	-26.97%	to	-26.06%
December 31, 2021	7,159	$5.38	to	$14.20	$41,977	0.00%	0.40%	to	1.65%	14.94%	to	16.37%
December 31, 2020	8,380	$4.68	to	$5.08	$42,559	0.00%	1.35%	to	1.65%	28.80%	to	29.18%
December 31, 2019	10,237	$3.63	to	$3.94	$40,233	0.00%	1.35%	to	1.65%	26.83%	to	27.21%

	Davis Value Portfolio
December 31, 2023	5,090	$2.92	to	$3.13	$15,723	1.30%	1.35%	to	1.65%	30.49%	to	30.87%
December 31, 2022	5,919	$2.24	to	$2.39	$13,971	1.21%	1.35%	to	1.65%	-21.43%	to	-21.19%
December 31, 2021	6,752	$2.85	to	$3.04	$20,236	0.56%	1.35%	to	1.65%	15.94%	to	16.28%
December 31, 2020	7,837	$2.46	to	$2.61	$20,215	0.68%	1.35%	to	1.65%	9.91%	to	10.23%
December 31, 2019	9,411	$2.23	to	$2.37	$22,038	1.53%	1.35%	to	1.65%	29.04%	to	29.42%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2023	2,491	$2.95	to	$3.17	$7,795	0.00%	1.35%	to	1.65%	32.60%	to	33.00%
December 31, 2022	2,925	$2.23	to	$2.38	$6,874	0.00%	1.35%	to	1.65%	-29.84%	to	-29.64%
December 31, 2021	3,333	$3.17	to	$3.39	$11,136	0.00%	1.35%	to	1.65%	26.57%	to	26.93%
December 31, 2020	3,771	$2.51	to	$2.67	$9,931	0.00%	1.35%	to	1.65%	32.95%	to	33.35%
December 31, 2019	4,604	$1.89	to	$2.00	$9,102	0.00%	1.35%	to	1.65%	32.18%	to	32.57%

	PSF Small-Cap Value Portfolio (Class I) (merged June 9, 2023)
December 31, 2023	—	$2.86	to	$11.17	$—	0.00%	0.25%	to	2.00%	-0.38%	to	0.39%
December 31, 2022	13,895	$2.87	to	$11.12	$50,718	0.00%	0.25%	to	2.00%	-16.32%	to	-14.86%
December 31, 2021	16,062	$3.43	to	$13.07	$69,461	0.00%	0.25%	to	2.00%	23.98%	to	26.14%
December 31, 2020	19,333	$2.76	to	$10.34	$67,045	0.00%	0.40%	to	2.00%	-0.10%	to	6.65%
December 31, 2019	21,777	$2.76	to	$3.79	$75,215	0.00%	1.35%	to	2.00%	20.37%	to	21.15%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2023	2,071	$2.42	to	$5.60	$8,094	0.06%	1.40%	to	2.00%	40.02%	to	40.85%
December 31, 2022	2,439	$1.72	to	$3.98	$6,651	0.56%	1.40%	to	2.00%	-31.43%	to	-31.03%
December 31, 2021	2,700	$2.51	to	$5.77	$10,776	0.02%	1.40%	to	2.00%	17.69%	to	18.39%
December 31, 2020	3,104	$2.12	to	$4.87	$10,649	0.35%	1.40%	to	2.00%	29.98%	to	30.75%
December 31, 2019	3,816	$1.63	to	$3.73	$10,042	0.30%	1.40%	to	2.00%	32.57%	to	33.36%

	PSF Mid-Cap Growth Portfolio (Class I)
December 31, 2023	12,354	$3.52	to	$13.52	$71,181	0.00%	0.25%	to	2.00%	21.13%	to	23.24%
December 31, 2022	13,946	$2.89	to	$10.97	$65,861	0.00%	0.25%	to	2.00%	-28.39%	to	-27.14%
December 31, 2021	15,674	$4.03	to	$15.05	$102,930	0.00%	0.25%	to	2.00%	8.52%	to	10.42%
December 31, 2020	18,627	$3.70	to	$13.62	$112,875	0.00%	0.40%	to	2.00%	40.63%	to	45.51%
December 31, 2019	23,411	$2.55	to	$5.80	$97,759	0.00%	1.35%	to	2.00%	35.01%	to	35.88%
A154

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF International Growth Portfolio (Class I) (merged March 10, 2023)
December 31, 2023	—	$1.24	to	$3.17	$—	0.00%	1.40%	to	2.00%	4.03%	to	4.15%
December 31, 2022	8,586	$1.19	to	$3.05	$18,394	0.00%	1.40%	to	2.00%	-30.33%	to	-29.91%
December 31, 2021	9,782	$1.71	to	$4.35	$30,144	0.00%	1.40%	to	2.00%	10.27%	to	10.93%
December 31, 2020	11,417	$1.54	to	$3.92	$32,180	0.00%	1.40%	to	2.00%	29.52%	to	30.29%
December 31, 2019	13,518	$1.19	to	$3.01	$29,335	0.00%	1.40%	to	2.00%	29.79%	to	30.56%

	AST Cohen & Steers Realty Portfolio
December 31, 2023	8,188	$11.56	to	$40.13	$202,271	0.00%	0.35%	to	2.95%	8.88%	to	11.69%
December 31, 2022	6,865	$10.38	to	$36.50	$154,142	0.00%	0.35%	to	2.95%	-27.50%	to	-25.62%
December 31, 2021	8,615	$14.00	to	$49.85	$266,661	0.00%	0.35%	to	2.95%	38.76%	to	42.35%
December 31, 2020	10,060	$9.87	to	$35.58	$223,300	0.00%	0.35%	to	3.25%	-6.00%	to	-3.18%
December 31, 2019	10,352	$10.22	to	$37.33	$243,120	0.00%	0.35%	to	3.25%	1.14%	to	30.49%

	AST J.P. Morgan Tactical Preservation Portfolio
December 31, 2023	208,857	$10.54	to	$18.60	$3,208,395	0.00%	0.35%	to	2.95%	5.03%	to	9.97%
December 31, 2022	137,608	$10.86	to	$17.09	$1,944,153	0.00%	0.35%	to	2.95%	-18.14%	to	-16.02%
December 31, 2021	197,465	$12.93	to	$20.56	$3,368,963	0.00%	0.35%	to	2.95%	4.85%	to	7.57%
December 31, 2020	87,356	$12.02	to	$19.31	$1,414,008	0.00%	0.35%	to	3.25%	7.73%	to	10.96%
December 31, 2019	96,113	$10.84	to	$17.59	$1,414,259	0.00%	0.35%	to	3.25%	8.30%	to	13.98%

	AST High Yield Portfolio
December 31, 2023	9,181	$10.65	to	$20.23	$145,895	0.00%	0.35%	to	2.95%	7.40%	to	10.17%
December 31, 2022	10,177	$9.70	to	$18.65	$148,100	0.00%	0.35%	to	2.95%	-14.05%	to	-11.82%
December 31, 2021	13,344	$11.03	to	$21.49	$223,789	0.00%	0.35%	to	2.95%	3.29%	to	5.96%
December 31, 2020	13,874	$10.44	to	$20.60	$222,486	0.00%	0.35%	to	3.25%	-0.70%	to	2.28%
December 31, 2019	13,888	$10.24	to	$20.46	$223,392	0.00%	0.35%	to	3.25%	2.23%	to	14.66%

	AST Small-Cap Value Portfolio
December 31, 2023	13,151	$13.35	to	$35.15	$327,726	0.00%	0.35%	to	2.95%	10.50%	to	13.35%
December 31, 2022	14,001	$11.78	to	$31.50	$310,497	0.00%	0.35%	to	2.95%	-15.80%	to	-13.63%
December 31, 2021	5,401	$13.64	to	$37.05	$143,175	0.00%	0.35%	to	2.95%	27.75%	to	31.06%
December 31, 2020	6,132	$10.41	to	$28.72	$126,028	0.00%	0.35%	to	3.25%	-2.42%	to	0.51%
December 31, 2019	6,037	$10.35	to	$29.03	$126,086	0.00%	0.35%	to	3.25%	3.90%	to	21.31%

	AST Mid-Cap Growth Portfolio
December 31, 2023	15,498	$12.69	to	$40.19	$444,935	0.00%	0.35%	to	2.95%	18.45%	to	21.51%
December 31, 2022	16,691	$10.48	to	$33.60	$399,145	0.00%	0.35%	to	2.95%	-32.91%	to	-31.17%
December 31, 2021	19,031	$15.27	to	$49.60	$676,221	0.00%	0.35%	to	2.95%	7.32%	to	10.10%
December 31, 2020	21,152	$13.91	to	$45.77	$694,961	0.00%	0.35%	to	3.25%	30.46%	to	34.37%
December 31, 2019	24,558	$10.39	to	$34.61	$614,786	0.00%	0.35%	to	3.25%	3.60%	to	29.44%

	AST Large-Cap Value Portfolio
December 31, 2023	37,293	$15.03	to	$41.54	$1,114,584	0.00%	0.35%	to	2.95%	6.61%	to	9.37%
December 31, 2022	40,856	$13.79	to	$38.58	$1,131,727	0.00%	0.35%	to	2.70%	-1.04%	to	1.35%
December 31, 2021	17,212	$13.65	to	$38.67	$480,280	0.00%	0.35%	to	2.95%	25.51%	to	28.76%
December 31, 2020	20,701	$10.63	to	$30.51	$456,871	0.00%	0.35%	to	2.95%	-2.60%	to	-0.08%
December 31, 2019	20,480	$10.67	to	$31.02	$458,129	0.00%	0.35%	to	3.25%	6.16%	to	28.81%

	AST Mid-Cap Value Portfolio
December 31, 2023	12,079	$13.75	to	$41.74	$329,690	0.00%	0.35%	to	2.95%	8.87%	to	11.68%
December 31, 2022	13,157	$12.31	to	$37.97	$325,023	0.00%	0.35%	to	2.95%	-10.41%	to	-8.09%
December 31, 2021	17,183	$13.39	to	$41.97	$475,240	0.00%	0.35%	to	2.95%	29.81%	to	33.16%
December 31, 2020	16,157	$10.06	to	$32.02	$340,471	0.00%	0.35%	to	3.25%	-4.98%	to	-2.13%
December 31, 2019	15,686	$10.28	to	$33.24	$344,588	0.00%	0.35%	to	3.25%	2.85%	to	20.35%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2023	9,758	$10.48	to	$17.59	$125,342	0.00%	0.35%	to	2.95%	-3.38%	to	0.99%
December 31, 2022	12,220	$10.63	to	$17.60	$158,784	0.00%	0.35%	to	2.95%	3.05%	to	5.72%
December 31, 2021	19,538	$10.11	to	$16.82	$240,334	0.00%	0.35%	to	2.95%	20.25%	to	23.36%
December 31, 2020	23,647	$8.04	to	$13.78	$236,498	0.00%	0.35%	to	3.25%	-5.40%	to	-2.56%
December 31, 2019	22,956	$8.49	to	$14.29	$236,498	0.00%	0.48%	to	3.25%	4.54%	to	16.22%
A155

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2023	501,170	$13.61	to	$26.03	$10,526,962	0.00%	0.35%	to	2.95%	13.53%	to	16.46%
December 31, 2022	542,542	$11.69	to	$22.71	$9,924,177	0.00%	0.35%	to	2.95%	-18.74%	to	-16.64%
December 31, 2021	663,851	$14.02	to	$27.68	$14,698,825	0.00%	0.35%	to	2.95%	9.19%	to	12.02%
December 31, 2020	574,902	$12.52	to	$25.10	$11,461,948	0.00%	0.35%	to	3.25%	8.88%	to	12.14%
December 31, 2019	633,579	$11.16	to	$22.74	$11,362,924	0.00%	0.35%	to	3.25%	11.44%	to	20.18%

	AST MFS Global Equity Portfolio
December 31, 2023	11,863	$12.80	to	$34.59	$305,104	0.00%	0.35%	to	2.95%	10.76%	to	13.62%
December 31, 2022	12,927	$11.30	to	$30.93	$295,683	0.00%	0.35%	to	2.95%	-20.31%	to	-18.25%
December 31, 2021	15,828	$13.87	to	$38.43	$451,075	0.00%	0.35%	to	2.95%	13.50%	to	16.44%
December 31, 2020	17,709	$11.95	to	$33.53	$440,204	0.00%	0.35%	to	3.25%	10.47%	to	13.78%
December 31, 2019	19,444	$10.53	to	$29.94	$432,853	0.00%	0.35%	to	3.25%	6.47%	to	29.24%

	AST J.P. Morgan International Equity Portfolio (merged March 10, 2023)
December 31, 2023	—	$11.92	to	$19.05	$—	0.00%	0.35%	to	2.70%	3.89%	to	4.36%
December 31, 2022	10,001	$11.42	to	$18.31	$139,708	0.00%	0.35%	to	2.95%	-22.62%	to	-20.61%
December 31, 2021	13,167	$14.38	to	$23.43	$234,586	0.00%	0.35%	to	2.95%	7.89%	to	10.69%
December 31, 2020	14,571	$12.99	to	$21.51	$235,886	0.00%	0.35%	to	3.25%	9.41%	to	12.68%
December 31, 2019	15,796	$11.53	to	$19.39	$228,162	0.00%	0.35%	to	3.25%	14.87%	to	26.52%

	AST Wellington Management Hedged Equity Portfolio (merged February 24, 2023)
December 31, 2023	—	$12.21	to	$23.72	$—	0.00%	0.35%	to	2.95%	0.39%	to	0.79%
December 31, 2022	69,132	$12.12	to	$23.59	$1,118,026	0.00%	0.35%	to	2.95%	-10.33%	to	-8.01%
December 31, 2021	83,619	$13.17	to	$26.05	$1,481,617	0.00%	0.35%	to	2.95%	8.85%	to	11.66%
December 31, 2020	92,867	$11.80	to	$23.70	$1,483,962	0.00%	0.35%	to	3.25%	3.19%	to	6.29%
December 31, 2019	103,044	$11.10	to	$22.66	$1,562,700	0.00%	0.35%	to	3.25%	11.12%	to	19.89%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2023	364,808	$14.29	to	$29.35	$8,316,592	0.00%	0.35%	to	2.95%	14.72%	to	17.68%
December 31, 2022	347,065	$12.14	to	$25.34	$6,865,097	0.00%	0.35%	to	2.95%	-19.28%	to	-17.19%
December 31, 2021	419,222	$14.67	to	$31.09	$10,091,464	0.00%	0.35%	to	2.95%	13.63%	to	16.57%
December 31, 2020	462,883	$12.58	to	$27.09	$9,641,762	0.00%	0.35%	to	3.25%	9.73%	to	13.02%
December 31, 2019	502,215	$11.13	to	$24.35	$9,349,469	0.00%	0.35%	to	3.25%	11.09%	to	21.58%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2023	102,040	$11.87	to	$18.05	$1,509,836	0.00%	0.35%	to	2.95%	7.07%	to	9.83%
December 31, 2022	108,587	$10.80	to	$16.70	$1,480,246	0.00%	0.35%	to	2.95%	-15.92%	to	-13.75%
December 31, 2021	166,410	$12.53	to	$19.67	$2,675,668	0.00%	0.35%	to	2.95%	9.22%	to	12.05%
December 31, 2020	185,426	$11.18	to	$17.83	$2,680,163	0.00%	0.35%	to	3.25%	0.83%	to	3.85%
December 31, 2019	199,719	$10.76	to	$17.44	$2,798,739	0.00%	0.35%	to	3.25%	7.65%	to	15.42%

	AST Balanced Asset Allocation Portfolio
December 31, 2023	418,427	$13.30	to	$24.51	$8,335,289	0.00%	0.35%	to	2.95%	12.46%	to	15.36%
December 31, 2022	444,810	$11.53	to	$21.58	$7,796,818	0.00%	0.35%	to	2.95%	-18.66%	to	-16.55%
December 31, 2021	367,938	$13.82	to	$26.27	$7,812,318	0.00%	0.35%	to	2.95%	9.61%	to	12.45%
December 31, 2020	406,939	$12.29	to	$23.74	$7,752,708	0.00%	0.35%	to	3.25%	8.14%	to	11.38%
December 31, 2019	445,608	$11.03	to	$21.65	$7,699,602	0.00%	0.35%	to	3.25%	10.20%	to	18.76%

	AST Preservation Asset Allocation Portfolio
December 31, 2023	155,961	$11.71	to	$18.26	$2,427,735	0.00%	0.35%	to	2.95%	8.58%	to	11.39%
December 31, 2022	167,992	$10.51	to	$16.52	$2,379,361	0.00%	0.35%	to	2.95%	-18.04%	to	-15.92%
December 31, 2021	239,414	$12.51	to	$19.81	$4,073,050	0.00%	0.35%	to	2.95%	3.20%	to	5.87%
December 31, 2020	272,149	$11.81	to	$18.93	$4,402,595	0.00%	0.35%	to	3.25%	5.54%	to	8.70%
December 31, 2019	287,724	$10.87	to	$17.70	$4,326,551	0.00%	0.35%	to	3.25%	8.60%	to	14.11%

	AST Prudential Growth Allocation Portfolio
December 31, 2023	526,557	$11.21	to	$24.94	$10,465,506	0.00%	0.35%	to	2.95%	13.24%	to	17.65%
December 31, 2022	448,827	$10.87	to	$21.53	$7,777,840	0.00%	0.35%	to	2.95%	-20.64%	to	-18.58%
December 31, 2021	606,990	$13.35	to	$26.87	$13,036,419	0.00%	0.35%	to	2.95%	13.36%	to	16.29%
December 31, 2020	677,603	$11.48	to	$23.47	$12,604,378	0.00%	0.35%	to	3.25%	2.42%	to	5.49%
December 31, 2019	747,873	$10.88	to	$22.61	$13,282,205	0.00%	0.35%	to	3.25%	8.75%	to	18.52%
A156

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Advanced Strategies Portfolio
December 31, 2023	214,421	$13.30	to	$26.42	$4,494,111	0.00%		0.35%	to	2.95%	11.21%	to	14.08%
December 31, 2022	233,125	$11.66	to	$23.52	$4,342,414	0.00%		0.35%	to	2.95%	-19.01%	to	-16.91%
December 31, 2021	282,766	$14.03	to	$28.76	$6,388,506	0.00%		0.35%	to	2.95%	10.57%	to	13.43%
December 31, 2020	320,430	$12.37	to	$25.76	$6,421,615	0.00%		0.35%	to	3.25%	7.08%	to	10.29%
December 31, 2019	355,641	$11.21	to	$23.73	$6,516,238	0.00%		0.35%	to	3.25%	11.97%	to	21.19%

	AST Large-Cap Growth Portfolio
December 31, 2023	36,133	$16.44	to	$68.18	$1,663,455	0.00%		0.35%	to	2.95%	39.53%	to	43.13%
December 31, 2022	42,169	$11.52	to	$48.39	$1,386,610	0.00%		0.35%	to	2.95%	-35.12%	to	-33.44%
December 31, 2021	23,701	$17.36	to	$73.86	$1,225,164	0.00%		0.35%	to	2.95%	13.76%	to	16.70%
December 31, 2020	26,177	$14.92	to	$64.30	$1,198,109	0.00%		0.35%	to	3.25%	35.27%	to	39.32%
December 31, 2019	29,332	$10.74	to	$46.89	$1,011,442	0.00%		0.35%	to	3.25%	7.75%	to	27.52%

	AST Government Money Market Portfolio
December 31, 2023	35,930	$7.17	to	$10.58	$343,813	4.52%		0.35%	to	2.95%	1.63%	to	4.25%
December 31, 2022	41,470	$7.06	to	$10.15	$383,307	1.27%		0.35%	to	2.95%	-1.67%	to	0.87%
December 31, 2021	36,208	$7.15	to	$10.06	$333,433	0.00%	(2)	0.35%	to	3.10%	-3.10%	to	-0.36%
December 31, 2020	42,575	$7.37	to	$10.10	$394,114	0.15%		0.35%	to	3.10%	-2.89%	to	-0.13%
December 31, 2019	25,141	$7.48	to	$10.11	$231,233	1.67%		0.35%	to	3.25%	-1.61%	to	1.13%

	AST Small-Cap Growth Portfolio
December 31, 2023	10,767	$13.30	to	$46.83	$344,016	0.00%		0.35%	to	2.95%	13.75%	to	16.69%
December 31, 2022	11,002	$11.44	to	$40.77	$303,447	0.00%		0.35%	to	2.95%	-29.65%	to	-27.83%
December 31, 2021	8,474	$15.89	to	$57.39	$334,669	0.00%		0.35%	to	2.95%	1.54%	to	4.17%
December 31, 2020	9,192	$15.31	to	$55.97	$357,295	0.00%		0.35%	to	3.25%	43.57%	to	47.87%
December 31, 2019	10,768	$10.38	to	$38.45	$291,501	0.00%		0.35%	to	3.25%	3.62%	to	29.40%

	AST International Value Portfolio (merged March 10, 2023)
December 31, 2023	—	$10.07	to	$16.59	$—	0.00%		0.35%	to	2.70%	6.55%	to	7.04%
December 31, 2022	8,049	$9.44	to	$15.54	$95,002	0.00%		0.35%	to	2.70%	-12.53%	to	-10.42%
December 31, 2021	10,045	$10.71	to	$17.63	$134,431	0.00%		0.35%	to	2.95%	4.56%	to	7.26%
December 31, 2020	10,617	$10.15	to	$16.69	$133,174	0.00%		0.35%	to	3.25%	-3.84%	to	-0.95%
December 31, 2019	10,845	$10.41	to	$17.12	$138,312	0.00%		0.35%	to	3.25%	7.85%	to	19.36%

	AST International Equity Portfolio
December 31, 2023	26,105	$11.02	to	$26.13	$485,135	0.00%		0.35%	to	2.95%	11.11%	to	17.34%
December 31, 2022	12,468	$11.24	to	$22.62	$208,400	0.00%		0.35%	to	2.95%	-30.73%	to	-28.93%
December 31, 2021	13,568	$15.87	to	$32.34	$324,901	0.00%		0.35%	to	2.95%	9.28%	to	12.11%
December 31, 2020	14,820	$14.20	to	$29.31	$319,509	0.00%		0.35%	to	3.25%	27.06%	to	30.86%
December 31, 2019	17,070	$10.89	to	$22.75	$284,222	0.00%		0.35%	to	3.25%	10.22%	to	31.38%

	AST Investment Grade Bond Portfolio
December 31, 2023	523,657	$10.71	to	$18.75	$7,102,110	0.00%		0.35%	to	2.35%	4.05%	to	6.12%
December 31, 2022	860,830	$10.26	to	$17.78	$10,864,615	0.00%		0.35%	to	2.35%	-15.79%	to	-14.12%
December 31, 2021	58,908	$12.14	to	$20.82	$965,064	0.00%		0.55%	to	2.65%	-4.76%	to	-2.71%
December 31, 2020	67,533	$12.60	to	$21.49	$1,150,344	0.00%		0.35%	to	2.65%	13.38%	to	16.06%
December 31, 2019	97,350	$11.08	to	$18.62	$1,430,638	0.00%		0.55%	to	2.65%	8.28%	to	10.62%

	AST Core Fixed Income Portfolio
December 31, 2023	186,448	$9.10	to	$13.82	$2,269,363	0.00%		0.35%	to	2.95%	3.31%	to	5.98%
December 31, 2022	191,998	$8.70	to	$13.12	$2,225,902	0.00%		0.35%	to	2.95%	-18.68%	to	-13.18%
December 31, 2021	96,332	$10.73	to	$15.82	$1,362,294	0.00%		0.35%	to	2.95%	-5.04%	to	-2.58%
December 31, 2020	94,750	$11.05	to	$16.34	$1,381,144	0.00%		0.35%	to	3.25%	4.60%	to	7.73%
December 31, 2019	97,267	$10.29	to	$15.26	$1,323,031	0.00%		0.35%	to	3.25%	2.43%	to	11.68%

	AST Cohen & Steers Global Realty Portfolio (merged January 20, 2023)
December 31, 2023	—	$9.94	to	$24.22	$—	0.00%		0.35%	to	2.95%	5.93%	to	6.09%
December 31, 2022	2,725	$9.37	to	$22.85	$42,666	0.00%		0.35%	to	2.95%	-27.57%	to	-25.70%
December 31, 2021	3,491	$12.65	to	$31.25	$75,510	0.00%		0.35%	to	2.95%	23.26%	to	26.45%
December 31, 2020	4,067	$10.03	to	$25.10	$70,617	0.00%		0.35%	to	3.25%	-6.10%	to	-3.28%
December 31, 2019	3,976	$10.41	to	$26.37	$72,741	0.00%		0.35%	to	3.25%	3.77%	to	24.44%
A157

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Emerging Markets Equity Portfolio
December 31, 2023	15,479	$7.24	to	$13.11	$143,389	0.00%	0.35%	to	2.70%	9.29%	to	11.92%
December 31, 2022	16,587	$6.62	to	$11.90	$138,938	0.00%	0.35%	to	2.70%	-23.83%	to	-21.99%
December 31, 2021	23,598	$8.68	to	$15.50	$254,682	0.00%	0.35%	to	2.95%	-2.68%	to	-0.16%
December 31, 2020	24,148	$8.89	to	$15.77	$262,116	0.00%	0.35%	to	3.25%	0.68%	to	3.70%
December 31, 2019	20,056	$8.77	to	$15.45	$209,425	0.00%	0.35%	to	3.25%	4.14%	to	12.72%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2023	92,324	$13.10	to	$24.10	$1,742,989	0.00%	0.35%	to	2.95%	10.63%	to	13.48%
December 31, 2022	97,624	$11.54	to	$21.57	$1,648,038	0.00%	0.35%	to	2.95%	-19.36%	to	-17.27%
December 31, 2021	124,741	$13.95	to	$26.49	$2,567,981	0.00%	0.35%	to	2.95%	9.19%	to	12.02%
December 31, 2020	137,600	$12.45	to	$24.03	$2,547,203	0.00%	0.35%	to	3.25%	9.48%	to	12.76%
December 31, 2019	150,691	$11.04	to	$21.65	$2,498,498	0.00%	0.35%	to	3.25%	10.30%	to	18.77%

	ProFund VP Consumer Discretionary
December 31, 2023	14	$14.10	to	$44.25	$544	0.00%	0.35%	to	2.35%	29.03%	to	31.59%
December 31, 2022	15	$10.72	to	$33.69	$445	0.00%	0.35%	to	2.35%	-33.10%	to	-31.77%
December 31, 2021	16	$15.71	to	$49.48	$684	0.00%	0.35%	to	2.00%	8.07%	to	9.84%
December 31, 2020	29	$14.30	to	$45.14	$1,206	0.00%	0.35%	to	2.00%	25.83%	to	27.89%
December 31, 2019	19	$29.44	to	$35.37	$628	0.00%	0.55%	to	2.00%	22.20%	to	23.95%

	ProFund VP Consumer Staples
December 31, 2023	8	$13.94	to	$28.55	$174	0.23%	0.35%	to	2.00%	1.89%	to	3.56%
December 31, 2022	7	$13.47	to	$27.62	$168	0.05%	0.35%	to	2.00%	-26.17%	to	-24.96%
December 31, 2021	10	$17.94	to	$36.88	$336	0.38%	0.35%	to	2.00%	17.30%	to	19.23%
December 31, 2020	19	$15.05	to	$31.00	$506	0.74%	0.35%	to	2.00%	28.48%	to	30.59%
December 31, 2019	25	$11.52	to	$23.78	$532	1.47%	0.35%	to	2.00%	15.64%	to	25.87%

	ProFund VP Financials
December 31, 2023	24	$14.11	to	$29.71	$437	0.50%	0.35%	to	2.30%	11.33%	to	13.49%
December 31, 2022	23	$12.43	to	$26.23	$415	0.09%	0.35%	to	2.30%	-17.05%	to	-15.44%
December 31, 2021	40	$15.99	to	$31.08	$766	0.35%	0.55%	to	2.30%	27.18%	to	29.39%
December 31, 2020	46	$11.34	to	$24.02	$688	0.76%	0.35%	to	2.30%	-3.98%	to	-2.11%
December 31, 2019	46	$11.58	to	$24.59	$696	0.55%	0.35%	to	2.30%	15.77%	to	29.55%

	ProFund VP Health Care
December 31, 2023	37	$14.38	to	$41.40	$1,358	0.00%	0.35%	to	2.35%	-1.48%	to	0.47%
December 31, 2022	42	$14.31	to	$41.29	$1,472	0.00%	0.35%	to	2.35%	-8.18%	to	-6.35%
December 31, 2021	62	$15.28	to	$44.18	$2,389	0.04%	0.35%	to	2.30%	18.81%	to	21.11%
December 31, 2020	77	$12.61	to	$36.55	$2,471	0.00%	0.35%	to	2.30%	11.86%	to	14.04%
December 31, 2019	58	$11.06	to	$32.12	$1,717	0.00%	0.35%	to	2.30%	10.35%	to	18.71%

	ProFund VP Industrials
December 31, 2023	14	$14.51	to	$37.50	$406	0.00%	0.35%	to	2.35%	13.64%	to	15.89%
December 31, 2022	16	$12.52	to	$32.42	$419	0.00%	0.35%	to	2.35%	-17.54%	to	-15.90%
December 31, 2021	18	$24.75	to	$38.63	$552	0.00%	0.55%	to	2.30%	13.79%	to	15.76%
December 31, 2020	21	$12.84	to	$33.37	$563	0.19%	0.35%	to	2.30%	14.13%	to	16.35%
December 31, 2019	22	$19.06	to	$28.74	$507	0.00%	0.55%	to	2.30%	27.56%	to	29.78%

	ProFund VP Mid-Cap Growth
December 31, 2023	28	$13.82	to	$32.45	$802	0.00%	0.35%	to	2.30%	12.97%	to	15.16%
December 31, 2022	29	$12.00	to	$28.24	$681	0.00%	0.35%	to	2.30%	-22.13%	to	-20.62%
December 31, 2021	34	$15.12	to	$35.64	$1,026	0.00%	0.35%	to	2.30%	14.34%	to	16.56%
December 31, 2020	36	$12.97	to	$30.64	$901	0.00%	0.35%	to	2.30%	18.18%	to	20.47%
December 31, 2019	28	$19.37	to	$25.49	$590	0.00%	0.55%	to	2.30%	21.45%	to	23.56%

	ProFund VP Mid-Cap Value
December 31, 2023	20	$14.21	to	$31.46	$492	0.28%	0.35%	to	2.30%	10.91%	to	13.05%
December 31, 2022	23	$12.57	to	$27.89	$506	0.15%	0.35%	to	2.30%	-10.51%	to	-8.77%
December 31, 2021	33	$13.78	to	$30.63	$800	0.25%	0.35%	to	2.30%	25.64%	to	28.08%
December 31, 2020	31	$10.76	to	$23.96	$611	0.44%	0.35%	to	2.30%	0.00%	to	1.94%
December 31, 2019	30	$17.50	to	$23.55	$622	0.20%	0.55%	to	2.30%	21.29%	to	23.40%
A158

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Real Estate
December 31, 2023	7	$13.57	to	$23.61	$118	1.01%	0.55%	to	2.30%	7.27%	to	9.13%
December 31, 2022	11	$10.41	to	$21.63	$205	0.71%	0.35%	to	2.30%	-28.21%	to	-26.81%
December 31, 2021	18	$14.23	to	$29.62	$409	0.03%	0.35%	to	2.30%	34.00%	to	36.60%
December 31, 2020	19	$13.15	to	$21.72	$324	1.63%	0.55%	to	2.30%	-8.40%	to	-6.81%
December 31, 2019	18	$14.36	to	$23.31	$338	1.68%	0.55%	to	2.30%	23.91%	to	26.06%

	ProFund VP Small-Cap Growth
December 31, 2023	21	$24.41	to	$34.98	$650	0.00%	0.55%	to	2.30%	12.61%	to	14.56%
December 31, 2022	20	$11.25	to	$30.53	$536	0.00%	0.35%	to	2.30%	-24.15%	to	-22.68%
December 31, 2021	23	$28.59	to	$39.57	$809	0.00%	0.55%	to	2.30%	17.93%	to	19.98%
December 31, 2020	24	$24.24	to	$32.98	$717	0.00%	0.55%	to	2.30%	14.75%	to	16.75%
December 31, 2019	21	$21.12	to	$28.25	$526	0.00%	0.55%	to	2.30%	16.44%	to	18.46%

	ProFund VP Small-Cap Value
December 31, 2023	10	$13.04	to	$29.45	$246	0.02%	0.35%	to	2.00%	10.73%	to	12.54%
December 31, 2022	13	$11.59	to	$26.22	$278	0.00%	0.35%	to	2.00%	-14.13%	to	-12.72%
December 31, 2021	16	$13.28	to	$30.11	$412	0.07%	0.35%	to	2.00%	26.04%	to	28.11%
December 31, 2020	12	$18.55	to	$23.55	$238	0.03%	0.55%	to	2.00%	-0.92%	to	0.51%
December 31, 2019	12	$18.73	to	$23.43	$234	0.00%	0.55%	to	2.00%	20.16%	to	21.89%

	ProFund VP Communication Services
December 31, 2023	5	$12.67	to	$22.82	$70	0.93%	0.35%	to	2.35%	28.80%	to	31.36%
December 31, 2022	6	$9.65	to	$17.40	$68	1.79%	0.35%	to	2.35%	-23.02%	to	-21.49%
December 31, 2021	10	$12.30	to	$22.21	$137	0.98%	0.35%	to	2.00%	16.09%	to	18.00%
December 31, 2020	8	$10.42	to	$18.86	$104	0.97%	0.35%	to	2.00%	1.13%	to	2.79%
December 31, 2019	6	$11.41	to	$18.39	$79	3.13%	0.55%	to	2.00%	12.52%	to	14.14%

	ProFund VP Utilities
December 31, 2023	17	$11.53	to	$26.26	$322	1.40%	0.35%	to	2.30%	-10.64%	to	-8.91%
December 31, 2022	27	$12.66	to	$28.89	$625	0.95%	0.35%	to	2.30%	-2.49%	to	-0.60%
December 31, 2021	26	$12.73	to	$29.12	$589	1.54%	0.35%	to	2.30%	12.81%	to	15.00%
December 31, 2020	29	$11.07	to	$25.38	$563	1.56%	0.35%	to	2.30%	-4.59%	to	-2.74%
December 31, 2019	31	$11.39	to	$26.14	$657	1.69%	0.35%	to	2.30%	14.60%	to	22.20%

	ProFund VP Large-Cap Growth
December 31, 2023	22	$17.16	to	$45.89	$869	0.00%	0.35%	to	2.00%	25.36%	to	27.42%
December 31, 2022	21	$24.96	to	$36.09	$605	0.00%	0.55%	to	2.30%	-32.20%	to	-31.02%
December 31, 2021	39	$36.81	to	$52.32	$1,632	0.00%	0.55%	to	2.30%	26.94%	to	29.15%
December 31, 2020	45	$28.99	to	$40.51	$1,486	0.00%	0.55%	to	2.30%	27.99%	to	30.21%
December 31, 2019	48	$22.65	to	$31.11	$1,219	0.00%	0.55%	to	2.30%	25.99%	to	28.18%

	ProFund VP Large-Cap Value
December 31, 2023	42	$15.70	to	$32.58	$1,096	0.49%	0.35%	to	2.30%	17.40%	to	19.67%
December 31, 2022	47	$13.12	to	$27.28	$1,028	0.51%	0.35%	to	2.30%	-8.91%	to	-7.15%
December 31, 2021	65	$18.21	to	$29.44	$1,507	0.96%	0.55%	to	2.30%	20.16%	to	22.25%
December 31, 2020	69	$15.16	to	$24.08	$1,301	1.27%	0.55%	to	2.30%	-2.31%	to	-0.61%
December 31, 2019	52	$15.52	to	$24.23	$918	0.95%	0.55%	to	2.30%	26.86%	to	29.06%

	Allspring VT International Equity Fund (Class 1)
December 31, 2023	5	$18.51	to	$20.23	$105	1.80%	1.40%	to	1.85%	13.71%	to	14.21%
December 31, 2022	6	$16.28	to	$17.71	$106	4.09%	1.40%	to	1.85%	-13.09%	to	-12.70%
December 31, 2021	6	$18.73	to	$20.29	$125	1.34%	1.40%	to	1.85%	5.44%	to	5.91%
December 31, 2020	7	$17.76	to	$19.16	$125	2.88%	1.40%	to	1.85%	2.98%	to	3.44%
December 31, 2019	9	$17.25	to	$18.52	$156	4.02%	1.40%	to	1.85%	13.40%	to	13.91%

	Allspring VT Discovery All Cap Growth Fund (Class 1)
December 31, 2023	50	$6.77	to	$7.43	$357	0.00%	1.40%	to	1.85%	31.08%	to	31.66%
December 31, 2022	64	$5.16	to	$5.64	$343	0.00%	1.40%	to	1.85%	-38.19%	to	-37.91%
December 31, 2021	63	$8.35	to	$9.09	$551	0.00%	1.40%	to	1.85%	13.18%	to	13.68%
December 31, 2020	99	$7.38	to	$7.99	$753	0.00%	1.40%	to	1.85%	40.81%	to	41.43%
December 31, 2019	124	$5.24	to	$5.65	$666	0.00%	1.40%	to	1.85%	34.90%	to	35.50%

A159

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Allspring VT Small Cap Growth Fund (Class 1)
December 31, 2023	5	$29.16	to	$30.54	$151	0.00%	1.50%	to	1.85%	2.46%	to	2.82%
December 31, 2022	7	$28.46	to	$29.71	$213	0.00%	1.50%	to	1.85%	-35.49%	to	-35.27%
December 31, 2021	9	$44.12	to	$45.89	$417	0.00%	1.50%	to	1.85%	5.97%	to	6.34%
December 31, 2020	10	$41.63	to	$43.16	$417	0.00%	1.50%	to	1.85%	55.23%	to	55.76%
December 31, 2019	16	$26.82	to	$27.71	$422	0.00%	1.50%	to	1.85%	23.03%	to	23.46%

	AST Bond Portfolio 2022 (liquidated January 3, 2023)
December 31, 2023	—	$10.02	to	$12.97	$—	0.00%	1.15%	to	3.25%	—%	to	—%
December 31, 2022	30	$10.51	to	$12.96	$360	0.00%	1.15%	to	2.95%	-3.51%	to	-1.81%
December 31, 2021	4,589	$10.89	to	$13.20	$54,457	0.00%	1.15%	to	2.95%	-3.77%	to	-2.07%
December 31, 2020	1,310	$10.87	to	$13.04	$16,239	0.00%	1.50%	to	3.25%	1.59%	to	3.46%
December 31, 2019	1,785	$10.70	to	$12.60	$20,774	0.00%	1.50%	to	3.25%	2.45%	to	4.33%

	AST Quantitative Modeling Portfolio
December 31, 2023	47,967	$12.63	to	$21.70	$814,156	0.00%	0.35%	to	2.65%	14.45%	to	17.06%
December 31, 2022	60,994	$10.82	to	$18.57	$911,892	0.00%	0.35%	to	2.65%	-20.85%	to	-19.04%
December 31, 2021	69,769	$13.41	to	$22.99	$1,313,627	0.00%	0.35%	to	2.65%	12.46%	to	15.04%
December 31, 2020	75,102	$11.69	to	$20.02	$1,249,337	0.00%	0.35%	to	2.65%	8.70%	to	11.18%
December 31, 2019	80,749	$10.55	to	$18.04	$1,259,104	0.00%	0.48%	to	2.65%	5.73%	to	20.54%

	AST BlackRock Global Strategies Portfolio (merged January 20, 2023)
December 31, 2023	—	$10.80	to	$14.78	$—	0.00%	0.35%	to	2.95%	3.21%	to	3.36%
December 31, 2022	91,613	$10.44	to	$14.30	$1,172,122	0.00%	0.35%	to	2.95%	-19.34%	to	-17.26%
December 31, 2021	118,258	$12.62	to	$17.31	$1,844,921	0.00%	0.35%	to	2.95%	8.48%	to	11.28%
December 31, 2020	130,979	$11.34	to	$15.59	$1,847,482	0.00%	0.35%	to	2.95%	1.74%	to	4.37%
December 31, 2019	142,439	$10.87	to	$14.97	$1,941,764	0.00%	0.35%	to	3.25%	8.75%	to	16.97%

	Allspring VT Opportunity Fund (Class 1)
December 31, 2023	15	$35.67	to	$37.22	$559	0.00%	1.50%	to	1.85%	24.54%	to	24.96%
December 31, 2022	17	$28.64	to	$29.78	$501	0.00%	1.50%	to	1.85%	-22.05%	to	-21.78%
December 31, 2021	27	$36.74	to	$38.07	$999	0.27%	1.50%	to	1.85%	22.79%	to	23.22%
December 31, 2020	37	$29.92	to	$30.90	$1,114	0.69%	1.50%	to	1.85%	19.12%	to	19.53%
December 31, 2019	52	$25.12	to	$25.85	$1,327	0.54%	1.50%	to	1.85%	29.42%	to	29.86%

	AST Bond Portfolio 2023
December 31, 2023	19	$9.16	to	$11.30	$193	0.00%	1.15%	to	2.95%	3.02%	to	4.83%
December 31, 2022	5,891	$8.89	to	$10.78	$57,123	0.00%	1.15%	to	2.95%	-6.45%	to	-4.80%
December 31, 2021	448	$9.55	to	$11.17	$4,649	0.00%	1.30%	to	2.90%	-4.47%	to	-2.96%
December 31, 2020	415	$9.60	to	$11.65	$4,510	0.00%	1.15%	to	3.25%	3.30%	to	5.54%
December 31, 2019	573	$9.30	to	$10.92	$5,939	0.00%	1.30%	to	3.25%	3.05%	to	5.14%

	AST MFS Growth Allocation Portfolio (merged February 24, 2023)
December 31, 2023	—	$11.96	to	$17.79	$—	0.00%	0.35%	to	2.95%	2.85%	to	3.26%
December 31, 2022	36,703	$11.59	to	$17.23	$561,008	0.00%	0.35%	to	2.95%	-20.23%	to	-18.17%
December 31, 2021	51,267	$14.16	to	$21.10	$965,448	0.00%	0.35%	to	2.95%	11.55%	to	14.44%
December 31, 2020	54,399	$12.37	to	$18.48	$902,132	0.00%	0.35%	to	3.25%	6.30%	to	9.49%
December 31, 2019	48,939	$11.30	to	$16.91	$748,647	0.00%	0.35%	to	3.25%	12.85%	to	22.09%

	AST Western Asset Emerging Markets Debt Portfolio (merged March 10, 2023)
December 31, 2023	—	$8.84	to	$11.11	$—	0.00%	0.35%	to	1.95%	3.58%	to	3.90%
December 31, 2022	807	$8.53	to	$10.70	$7,734	0.00%	0.35%	to	1.95%	-17.82%	to	-16.47%
December 31, 2021	847	$10.38	to	$12.86	$9,797	0.00%	0.35%	to	1.95%	-4.94%	to	-3.39%
December 31, 2020	825	$10.92	to	$13.36	$9,949	0.00%	0.35%	to	1.95%	5.35%	to	7.07%
December 31, 2019	714	$10.27	to	$12.52	$8,185	0.00%	0.48%	to	1.95%	2.92%	to	14.22%

	AST Bond Portfolio 2024
December 31, 2023	3,947	$8.88	to	$10.76	$38,148	0.00%	1.15%	to	2.95%	2.69%	to	4.50%
December 31, 2022	210	$9.16	to	$9.96	$2,007	0.00%	1.50%	to	2.30%	-8.77%	to	-8.00%
December 31, 2021	33	$10.04	to	$10.83	$346	0.00%	1.50%	to	2.30%	-4.61%	to	-3.81%
December 31, 2020	132	$10.05	to	$11.26	$1,428	0.00%	1.50%	to	2.95%	5.54%	to	7.05%
December 31, 2019	460	$9.26	to	$10.51	$4,633	0.00%	1.50%	to	3.25%	4.45%	to	6.36%
A160

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST ClearBridge Dividend Growth Portfolio
December 31, 2023	7,196	$14.36	to	$29.02	$182,016	0.00%	0.35%	to	2.70%	11.25%	to	13.92%
December 31, 2022	7,272	$12.64	to	$25.52	$163,810	0.00%	0.35%	to	2.40%	-9.71%	to	-7.87%
December 31, 2021	8,130	$13.76	to	$27.76	$201,163	0.00%	0.35%	to	2.65%	23.17%	to	26.08%
December 31, 2020	9,007	$10.95	to	$22.06	$179,575	0.00%	0.35%	to	2.85%	1.74%	to	4.36%
December 31, 2019	8,907	$10.53	to	$21.18	$174,580	0.00%	0.35%	to	2.85%	5.92%	to	30.31%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2023	925,435	$10.91	to	$11.92	$10,102,353	0.00%	1.10%	to	1.90%	7.72%	to	8.60%
December 31, 2022	1,026,298	$10.13	to	$10.98	$10,399,992	0.00%	1.10%	to	1.90%	-22.63%	to	-22.00%
December 31, 2021	1,120,447	$13.10	to	$14.07	$14,674,471	0.00%	1.10%	to	1.90%	-2.28%	to	-1.48%
December 31, 2020	1,200,377	$13.40	to	$14.28	$16,087,144	0.00%	1.10%	to	1.90%	10.51%	to	11.41%
December 31, 2019	1,169,849	$12.13	to	$12.82	$14,186,157	0.00%	1.10%	to	1.90%	16.46%	to	17.41%

	AST Large-Cap Core Portfolio
December 31, 2023	9,997	$10.23	to	$29.60	$240,856	0.00%	0.35%	to	2.95%	19.58%	to	22.67%
December 31, 2022	10,604	$8.54	to	$24.17	$210,976	0.00%	0.35%	to	2.95%	-19.37%	to	-17.28%
December 31, 2021	12,893	$10.58	to	$29.28	$314,091	0.00%	0.35%	to	2.95%	4.85%	to	27.39%
December 31, 2020	2,175	$11.89	to	$23.03	$43,237	0.00%	0.35%	to	2.95%	7.96%	to	10.76%
December 31, 2019	989	$10.77	to	$20.84	$18,744	0.00%	0.48%	to	2.95%	7.89%	to	24.50%

	AST Bond Portfolio 2025
December 31, 2023	239	$10.33	to	$11.90	$2,663	0.00%	1.50%	to	2.95%	2.80%	to	4.26%
December 31, 2022	207	$10.05	to	$11.41	$2,224	0.00%	1.50%	to	2.95%	-11.35%	to	-10.09%
December 31, 2021	91	$11.33	to	$12.27	$1,085	0.00%	1.90%	to	2.95%	-5.64%	to	-4.70%
December 31, 2020	220	$11.81	to	$13.58	$2,808	0.00%	1.15%	to	3.10%	7.90%	to	10.07%
December 31, 2019	776	$10.84	to	$12.33	$9,011	0.00%	1.15%	to	3.25%	5.19%	to	7.47%

	AST T. Rowe Price Growth Opportunities Portfolio
December 31, 2023	142,216	$14.10	to	$19.06	$2,498,226	0.00%	0.35%	to	1.95%	15.36%	to	17.24%
December 31, 2022	109,362	$12.02	to	$16.29	$1,652,153	0.00%	0.35%	to	1.95%	-19.50%	to	-18.19%
December 31, 2021	178,471	$14.70	to	$19.95	$3,331,255	0.00%	0.35%	to	1.95%	13.46%	to	15.31%
December 31, 2020	188,341	$12.74	to	$17.34	$3,080,473	0.00%	0.35%	to	1.95%	11.48%	to	13.30%
December 31, 2019	185,524	$11.25	to	$15.33	$2,705,786	0.00%	0.35%	to	1.95%	12.25%	to	24.04%

	AST T. Rowe Price Diversified Real Growth Portfolio (merged February 24, 2023)
December 31, 2023	—	$11.63	to	$16.10	$—	0.00%	0.48%	to	0.86%	2.89%	to	2.95%
December 31, 2022	7,544	$11.30	to	$15.64	$109,958	0.00%	0.48%	to	0.86%	-16.95%	to	-16.63%
December 31, 2021	8,556	$13.58	to	$18.81	$151,350	0.00%	0.48%	to	0.86%	12.20%	to	12.63%
December 31, 2020	8,977	$12.08	to	$16.77	$142,737	0.00%	0.48%	to	0.86%	14.48%	to	14.92%
December 31, 2019	5,890	$10.53	to	$14.64	$84,135	0.00%	0.48%	to	0.86%	5.36%	to	21.40%

	AST Prudential Flexible Multi-Strategy Portfolio (merged February 24, 2023)
December 31, 2023	—	$10.77	to	$14.27	$—	0.00%	0.48%	to	0.86%	1.92%	to	1.98%
December 31, 2022	6,243	$10.56	to	$13.99	$82,983	0.00%	0.48%	to	0.86%	-17.35%	to	-17.04%
December 31, 2021	7,089	$12.75	to	$16.88	$113,958	0.00%	0.48%	to	0.86%	12.35%	to	12.78%
December 31, 2020	7,540	$11.33	to	$14.98	$108,311	0.00%	0.48%	to	0.86%	7.81%	to	8.23%
December 31, 2019	5,864	$10.49	to	$13.85	$79,837	0.00%	0.48%	to	0.86%	5.03%	to	14.24%

	AST Franklin 85/15 Diversified Allocation Portfolio (merged February 24, 2023)
December 31, 2023	—	$11.43	to	$13.95	$—	0.00%	0.35%	to	1.95%	3.39%	to	3.65%
December 31, 2022	23,247	$11.02	to	$13.46	$292,732	0.00%	0.35%	to	1.95%	-21.24%	to	-19.96%
December 31, 2021	36,913	$13.77	to	$16.86	$586,820	0.00%	0.35%	to	1.95%	18.54%	to	20.47%
December 31, 2020	38,487	$11.43	to	$14.02	$513,153	0.00%	0.35%	to	1.95%	4.00%	to	5.70%
December 31, 2019	39,352	$10.82	to	$13.29	$501,324	0.00%	0.35%	to	1.95%	8.09%	to	17.60%

	AST Bond Portfolio 2026
December 31, 2023	431	$8.93	to	$10.15	$4,149	0.00%	1.50%	to	2.95%	2.91%	to	4.37%
December 31, 2022	488	$8.68	to	$9.72	$4,526	0.00%	1.50%	to	2.95%	-13.24%	to	-12.00%
December 31, 2021	378	$10.00	to	$11.05	$4,006	0.00%	1.50%	to	2.95%	-6.60%	to	-5.26%
December 31, 2020	811	$10.52	to	$11.80	$9,089	0.00%	1.30%	to	3.15%	7.19%	to	9.26%
December 31, 2019	3,763	$9.77	to	$10.87	$39,140	0.00%	1.15%	to	3.25%	6.45%	to	8.76%
A161

Note 7:    Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)		Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Global Bond Portfolio
December 31, 2023	15,832		$8.52	to	$10.81	$152,037		0.00%	0.35%	to	2.70%	3.42%	to	5.92%
December 31, 2022	15,712		$8.24	to	$10.23	$144,184		0.00%	0.35%	to	2.70%	-14.56%	to	-12.50%
December 31, 2021	18,812		$9.64	to	$11.71	$198,009		0.00%	0.35%	to	2.70%	-4.12%	to	-1.81%
December 31, 2020	18,521		$10.05	to	$11.95	$199,922		0.00%	0.35%	to	2.70%	0.54%	to	3.99%
December 31, 2019	295		$9.96	to	$11.50	$3,344		0.00%	0.48%	to	0.86%	-0.78%	to	6.40%

	AST QMA International Core Equity Portfolio (merged March 10, 2023)
December 31, 2023	—		$11.73	to	$13.98	$—		0.00%	0.48%	to	0.86%	10.32%	to	10.40%
December 31, 2022	795		$10.63	to	$12.67	$8,958		0.00%	0.48%	to	0.86%	-15.06%	to	-14.73%
December 31, 2021	862		$12.49	to	$14.92	$11,430		0.00%	0.48%	to	0.86%	11.15%	to	11.58%
December 31, 2020	848		$11.22	to	$13.42	$10,110		0.00%	0.48%	to	0.86%	5.66%	to	6.07%
December 31, 2019	779		$10.59	to	$12.70	$8,847		0.00%	0.48%	to	0.86%	6.92%	to	16.21%

	BlackRock Global Allocation V.I. Fund (Class III)
December 31, 2023	3,426		$12.42	to	$15.08	$47,722		2.25%	0.48%	to	0.86%	11.52%	to	11.95%
December 31, 2022	4,240		$11.12	to	$13.52	$53,948		0.00%	0.48%	to	0.86%	-16.79%	to	-16.48%
December 31, 2021	4,483		$13.33	to	$16.25	$68,723		0.83%	0.48%	to	0.86%	5.50%	to	5.90%
December 31, 2020	4,459		$12.61	to	$15.40	$65,022		1.37%	0.48%	to	0.86%	19.67%	to	20.13%
December 31, 2019	4,130		$10.52	to	$12.87	$51,164		1.39%	0.48%	to	0.86%	5.41%	to	17.11%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (liquidated April 25, 2023)
December 31, 2023	—		$10.45	to	$12.86	$—		0.00%	0.48%	to	0.86%	3.93%	to	4.05%
December 31, 2022	1,510		$10.05	to	$12.37	$17,873		3.69%	0.48%	to	0.86%	-13.26%	to	-12.93%
December 31, 2021	1,678		$11.56	to	$14.26	$22,942		2.62%	0.48%	to	0.86%	7.29%	to	7.70%
December 31, 2020	1,658		$10.75	to	$13.29	$21,175		3.37%	0.48%	to	0.86%	4.31%	to	4.71%
December 31, 2019	1,594		$10.29	to	$12.74	$19,837		3.07%	0.48%	to	0.86%	2.77%	to	13.64%

	AST Bond Portfolio 2027
December 31, 2023	712		$8.83	to	$10.01	$6,716		0.00%	1.30%	to	2.90%	2.55%	to	4.16%
December 31, 2022	755		$8.61	to	$9.70	$6,886		0.00%	1.15%	to	2.90%	-15.15%	to	-13.70%
December 31, 2021	749		$10.12	to	$11.24	$7,993		0.00%	1.15%	to	2.95%	-7.33%	to	-5.69%
December 31, 2020	1,049		$10.71	to	$11.92	$11,975		0.00%	1.15%	to	3.25%	8.23%	to	10.58%
December 31, 2019	3,296		$9.89	to	$10.78	$34,237		0.00%	1.15%	to	3.25%	7.09%	to	9.41%

	NVIT Emerging Markets Fund (Class D)
December 31, 2023	291		$9.78	to	$10.22	$2,916		1.40%	1.40%	to	2.00%	1.77%	to	2.37%
December 31, 2022	325		$9.61	to	$9.98	$3,184		0.17%	1.40%	to	2.00%	-26.47%	to	-26.03%
December 31, 2021	345		$13.07	to	$13.49	$4,581		0.92%	1.40%	to	2.00%	-9.40%	to	-8.87%
December 31, 2020	418		$14.43	to	$14.81	$6,114		1.59%	1.40%	to	2.00%	10.71%	to	11.36%
December 31, 2019	451		$13.03	to	$13.30	$5,937		2.09%	1.40%	to	2.00%	20.18%	to	20.89%

	AST Bond Portfolio 2028
December 31, 2023	2,112		$9.17	to	$9.71	$20,405		0.00%	1.90%	to	2.70%	2.67%	to	3.51%
December 31, 2022	2,656		$8.93	to	$9.38	$24,826		0.00%	1.90%	to	2.70%	-16.37%	to	-15.68%
December 31, 2021	1,810		$10.67	to	$11.12	$20,083		0.00%	1.90%	to	2.70%	-7.03%	to	-6.26%
December 31, 2020	—	(1)	$11.40	to	$12.16	$—	(1)	0.00%	1.30%	to	2.95%	11.40%	to	13.21%
December 31, 2019	887		$10.12	to	$10.75	$9,329		0.00%	1.30%	to	3.25%	7.96%	to	10.16%

	AST Bond Portfolio 2029
December 31, 2023	207		$9.15	to	$10.16	$1,990		0.00%	1.15%	to	2.95%	2.61%	to	4.41%
December 31, 2022	224		$8.91	to	$9.73	$2,083		0.00%	1.15%	to	2.95%	-18.38%	to	-16.94%
December 31, 2021	2		$10.92	to	$11.27	$23		0.00%	2.15%	to	2.95%	-7.25%	to	-6.52%
December 31, 2020	3		$11.64	to	$12.36	$38		0.00%	1.30%	to	3.25%	12.51%	to	14.80%
December 31, 2019	1,766		$10.34	to	$10.80	$18,741		0.00%	1.15%	to	3.25%	8.65%	to	11.01%

	AST American Funds Growth Allocation Portfolio (merged February 24, 2023)
December 31, 2023	—		$12.50	to	$13.38	$—		0.00%	0.35%	to	1.95%	3.58%	to	3.83%
December 31, 2022	36,510		$12.07	to	$12.89	$454,828		0.00%	0.35%	to	1.95%	-20.66%	to	-19.37%
December 31, 2021	86,526		$15.21	to	$16.02	$1,349,107		0.00%	0.35%	to	1.95%	12.50%	to	14.34%
December 31, 2020	89,195		$13.52	to	$14.04	$1,227,833		0.00%	0.35%	to	1.95%	19.63%	to	21.58%
December 31, 2019	78,975		$11.24	to	$11.57	$902,733		0.00%	0.35%	to	1.95%	12.19%	to	21.63%
A162

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2023	1,486	$9.48	to	$10.28	$14,796	0.00%	1.30%	to	2.95%	2.37%	to	4.04%
December 31, 2022	1,549	$9.26	to	$9.88	$14,919	0.00%	1.30%	to	2.95%	-19.50%	to	-18.19%
December 31, 2021	1,496	$11.50	to	$12.07	$17,743	0.00%	1.30%	to	2.95%	-6.95%	to	-5.43%
December 31, 2020	3,435	$12.36	to	$12.80	$43,329	0.00%	1.15%	to	2.95%	11.23%	to	13.19%
December 31, 2019	920	$11.07	to	$11.31	$10,321	0.00%	1.15%	to	3.25%	10.68%	to	13.08%

	AST BlackRock 80/20 Target Allocation ETF Portfolio (available January 28, 2019) (merged February 24, 2023)
December 31, 2023	—	$13.19	to	$14.11	$—	0.00%	0.35%	to	1.95%	1.95%	to	2.21%
December 31, 2022	8,819	$12.91	to	$13.82	$119,457	0.00%	0.35%	to	1.95%	-17.37%	to	-16.03%
December 31, 2021	19,592	$15.37	to	$16.54	$319,146	0.00%	0.35%	to	1.95%	13.73%	to	15.59%
December 31, 2020	19,637	$13.30	to	$14.38	$279,519	0.00%	0.35%	to	1.95%	16.06%	to	17.95%
December 31, 2019	14,124	$11.27	to	$12.29	$172,194	0.00%	0.35%	to	1.95%	12.54%	to	17.45%

	AST BlackRock 60/40 Target Allocation ETF Portfolio (available January 28, 2019) (merged February 24, 2023)
December 31, 2023	—	$12.22	to	$12.96	$—	0.00%	0.35%	to	1.95%	1.55%	to	1.80%
December 31, 2022	7,630	$12.03	to	$12.74	$94,436	0.00%	0.35%	to	1.95%	-17.15%	to	-15.80%
December 31, 2021	15,006	$14.33	to	$15.16	$222,560	0.00%	0.35%	to	1.95%	9.41%	to	11.20%
December 31, 2020	15,395	$12.88	to	$13.66	$207,231	0.00%	0.35%	to	1.95%	13.50%	to	15.35%
December 31, 2019	10,889	$11.17	to	$11.86	$128,249	0.00%	0.35%	to	1.95%	11.58%	to	14.46%

	AST Bond Portfolio 2031 (available January 2, 2020)
December 31, 2023	4,529	$8.22	to	$8.77	$38,643	0.00%	1.30%	to	2.95%	2.35%	to	4.02%
December 31, 2022	5,315	$8.03	to	$8.43	$43,854	0.00%	1.30%	to	2.95%	-21.06%	to	-19.78%
December 31, 2021	3,709	$10.17	to	$10.53	$38,423	0.00%	1.15%	to	2.95%	-7.50%	to	-5.87%
December 31, 2020	5,312	$11.00	to	$11.19	$58,919	0.00%	1.15%	to	2.95%	9.97%	to	11.91%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund® Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	107	$15.02	to	$15.16	$1,614	0.75%	0.25%	to	0.50%	32.79%	to	33.12%
December 31, 2022	60	$11.31	to	$11.36	$685	0.76%	0.35%	to	0.50%	-26.68%	to	-26.57%
December 31, 2021	48	$15.42	to	$15.47	$736	0.01%	0.35%	to	0.50%	27.20%	to	27.39%
December 31, 2020	1	$12.13	to	$12.13	$11	0.42%	0.50%	to	0.50%	25.68%	to	25.68%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	96	$15.19	to	$15.33	$1,471	0.00%	0.25%	to	0.50%	44.92%	to	45.29%
December 31, 2022	51	$10.48	to	$10.55	$532	0.00%	0.25%	to	0.50%	-38.46%	to	-38.30%
December 31, 2021	40	$17.03	to	$17.11	$674	0.00%	0.25%	to	0.50%	11.38%	to	11.66%
December 31, 2020	7	$15.29	to	$15.30	$108	0.00%	0.40%	to	0.50%	59.14%	to	59.28%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	74	$16.57	to	$16.73	$1,234	0.16%	0.25%	to	0.50%	35.56%	to	35.90%
December 31, 2022	43	$12.22	to	$12.31	$523	0.59%	0.25%	to	0.50%	-24.83%	to	-24.65%
December 31, 2021	5	$16.26	to	$16.29	$78	0.00%	0.40%	to	0.50%	22.60%	to	22.72%
December 31, 2020	2	$13.26	to	$13.26	$27	0.00%	0.50%	to	0.50%	37.98%	to	37.98%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	136	$9.15	to	$9.65	$1,307	4.50%	0.40%	to	1.30%	4.83%	to	5.78%
December 31, 2022	33	$9.10	to	$9.13	$302	2.21%	0.40%	to	0.50%	-13.39%	to	-13.31%
December 31, 2021	43	$10.51	to	$10.53	$452	3.93%	0.40%	to	0.50%	-1.10%	to	-1.00%
December 31, 2020	5	$10.63	to	$10.64	$51	5.90%	0.40%	to	0.50%	5.95%	to	6.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® New Discovery Series (Initial Class) (available February 24, 2020)
December 31, 2023	50	$11.21	to	$11.32	$566	0.00%	0.25%	to	0.50%	13.84%	to	14.13%
December 31, 2022	27	$9.85	to	$9.92	$264	0.00%	0.25%	to	0.50%	-30.11%	to	-29.93%
December 31, 2021	26	$14.10	to	$14.16	$368	0.00%	0.25%	to	0.50%	1.29%	to	1.55%
December 31, 2020	1	$13.92	to	$13.93	$7	0.00%	0.40%	to	0.50%	43.43%	to	43.55%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A163

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Total Return Series (Initial Class) (available February 24, 2020)
December 31, 2023	31		$12.07	to	$12.18	$374	1.43%	0.25%	to	0.50%	9.89%	to	10.17%
December 31, 2022	103		$10.98	to	$11.06	$1,130	1.71%	0.25%	to	0.50%	-10.03%	to	-9.81%
December 31, 2021	100		$12.23	to	$12.26	$1,225	1.86%	0.25%	to	0.40%	13.66%	to	13.83%
December 31, 2020	87		$10.76	to	$10.77	$935	0.00%	0.25%	to	0.40%	9.53%	to	9.67%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Initial Class) (available February 24, 2020)
December 31, 2023	222		$9.15	to	$9.58	$2,108	2.84%	0.25%	to	1.30%	5.99%	to	7.11%
December 31, 2022	176		$8.88	to	$8.95	$1,566	4.14%	0.25%	to	0.50%	-14.36%	to	-14.15%
December 31, 2021	36		$10.37	to	$10.42	$376	4.24%	0.25%	to	0.50%	-1.31%	to	-1.06%
December 31, 2020	5		$10.53	to	$10.53	$57	0.00%	0.25%	to	0.25%	5.12%	to	5.12%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Equity Index Portfolio (available February 24, 2020)
December 31, 2023	74		$14.64	to	$14.78	$1,092	1.36%	0.60%	to	0.85%	25.05%	to	25.36%
December 31, 2022	66		$11.71	to	$11.79	$777	1.20%	0.60%	to	0.85%	-18.92%	to	-18.72%
December 31, 2021	36		$14.44	to	$14.51	$515	0.29%	0.60%	to	0.85%	27.46%	to	27.78%
December 31, 2020	5		$11.33	to	$11.33	$52	0.00%	0.85%	to	0.85%	17.23%	to	17.23%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Global Bond Index Portfolio (available February 24, 2020)
December 31, 2023	21		$9.15	to	$9.18	$197	1.86%	0.75%	to	0.85%	5.62%	to	5.72%
December 31, 2022	19		$8.66	to	$8.68	$161	2.21%	0.75%	to	0.85%	-13.86%	to	-13.78%
December 31, 2021	32		$10.05	to	$10.07	$324	0.88%	0.75%	to	0.85%	-2.67%	to	-2.58%
December 31, 2020	—	(1)	$10.34	to	$10.34	$3	0.00%	0.75%	to	0.75%	3.06%	to	3.06%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Mid-Cap Index Portfolio (available February 24, 2020)
December 31, 2023	102		$12.93	to	$13.06	$1,321	1.46%	0.60%	to	0.85%	14.85%	to	15.14%
December 31, 2022	107		$11.26	to	$11.34	$1,212	0.92%	0.60%	to	0.85%	-19.51%	to	-19.31%
December 31, 2021	87		$13.99	to	$14.05	$1,226	0.14%	0.60%	to	0.85%	23.30%	to	23.61%
December 31, 2020	1		$11.35	to	$11.35	$15	0.00%	0.75%	to	0.75%	16.93%	to	16.93%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Real Estate Index Portfolio (available February 24, 2020)
December 31, 2023	101		$9.91	to	$10.01	$1,005	2.42%	0.60%	to	0.85%	10.75%	to	11.03%
December 31, 2022	91		$8.95	to	$9.02	$820	1.87%	0.60%	to	0.85%	-26.92%	to	-26.74%
December 31, 2021	79		$12.25	to	$12.31	$975	0.29%	0.60%	to	0.85%	39.02%	to	39.37%
December 31, 2020	3		$8.81	to	$8.82	$29	0.00%	0.75%	to	0.85%	-10.61%	to	-10.54%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total Bond Market Index Portfolio (available February 24, 2020)
December 31, 2023	194		$9.14	to	$9.22	$1,779	2.02%	0.60%	to	0.85%	4.69%	to	4.95%
December 31, 2022	145		$8.73	to	$8.79	$1,269	1.84%	0.60%	to	0.85%	-13.95%	to	-13.73%
December 31, 2021	110		$10.14	to	$10.19	$1,118	0.30%	0.60%	to	0.85%	-2.55%	to	-2.31%
December 31, 2020	2		$10.42	to	$10.42	$26	0.00%	0.75%	to	0.75%	3.75%	to	3.75%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total International Stock Market Index Portfolio (available February 24, 2020)
December 31, 2023	292		$11.55	to	$11.66	$3,385	2.65%	0.60%	to	0.85%	14.57%	to	14.85%
December 31, 2022	164		$10.08	to	$10.15	$1,661	2.57%	0.60%	to	0.85%	-16.73%	to	-16.52%
December 31, 2021	107		$12.10	to	$12.16	$1,297	0.55%	0.60%	to	0.85%	7.61%	to	7.88%
December 31, 2020	6		$11.25	to	$11.26	$71	0.00%	0.75%	to	0.85%	16.60%	to	16.70%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total Stock Market Index Portfolio (available February 24, 2020)
December 31, 2023	140		$14.32	to	$14.46	$2,008	1.18%	0.60%	to	0.85%	24.89%	to	25.20%
December 31, 2022	174		$11.47	to	$11.55	$2,005	1.05%	0.60%	to	0.85%	-20.27%	to	-20.07%
December 31, 2021	100		$14.38	to	$14.45	$1,443	0.37%	0.60%	to	0.85%	24.57%	to	24.88%
December 31, 2020	11		$11.55	to	$11.55	$132	0.00%	0.75%	to	0.75%	19.48%	to	19.48%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A164

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard Balanced Portfolio (available February 24, 2020)
December 31, 2023	176	$12.20	to	$12.27	$2,150	2.01%	0.70%	to	0.85%	13.36%	to	13.53%
December 31, 2022	185	$10.76	to	$10.84	$1,990	1.83%	0.60%	to	0.85%	-15.03%	to	-14.82%
December 31, 2021	174	$12.66	to	$12.70	$2,203	0.15%	0.70%	to	0.85%	18.01%	to	18.18%
December 31, 2020	6	$10.73	to	$10.73	$62	0.00%	0.85%	to	0.85%	9.49%	to	9.49%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Conservative Allocation Portfolio (available February 24, 2020)
December 31, 2023	24	$10.75	to	$10.79	$260	1.99%	0.75%	to	0.85%	11.56%	to	11.67%
December 31, 2022	41	$9.63	to	$9.66	$399	2.50%	0.75%	to	0.85%	-15.62%	to	-15.53%
December 31, 2021	40	$11.42	to	$11.44	$455	0.50%	0.75%	to	0.85%	5.09%	to	5.19%
December 31, 2020	7	$10.86	to	$10.87	$75	0.00%	0.75%	to	0.85%	9.89%	to	9.98%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Growth Portfolio (available February 24, 2020)
December 31, 2023	43	$14.03	to	$14.16	$612	0.22%	0.60%	to	0.85%	38.95%	to	39.30%
December 31, 2022	40	$10.10	to	$10.17	$404	0.00%	0.60%	to	0.85%	-33.93%	to	-33.76%
December 31, 2021	31	$15.28	to	$15.35	$472	0.02%	0.60%	to	0.85%	16.86%	to	17.16%
December 31, 2020	1	$13.09	to	$13.09	$11	0.00%	0.75%	to	0.75%	35.55%	to	35.55%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard High Yield Bond Portfolio (available February 24, 2020)
December 31, 2023	34	$10.60	to	$10.70	$357	3.79%	0.60%	to	0.85%	10.72%	to	11.00%
December 31, 2022	22	$9.57	to	$9.64	$216	3.49%	0.60%	to	0.85%	-10.13%	to	-9.91%
December 31, 2021	16	$10.65	to	$10.70	$167	0.32%	0.60%	to	0.85%	2.80%	to	3.06%
December 31, 2020	1	$10.37	to	$10.37	$6	0.00%	0.75%	to	0.75%	4.24%	to	4.24%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Moderate Allocation Portfolio (available February 24, 2020)
December 31, 2023	126	$11.55	to	$11.67	$1,468	2.06%	0.60%	to	0.85%	14.57%	to	14.86%
December 31, 2022	136	$10.08	to	$10.16	$1,383	1.93%	0.60%	to	0.85%	-16.64%	to	-16.43%
December 31, 2021	36	$12.10	to	$12.15	$433	0.90%	0.60%	to	0.85%	9.14%	to	9.41%
December 31, 2020	5	$11.08	to	$11.08	$52	0.00%	0.85%	to	0.85%	12.99%	to	12.99%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Short-Term Investment Grade Portfolio (available February 24, 2020)
December 31, 2023	263	$10.05	to	$10.15	$2,656	1.93%	0.60%	to	0.85%	5.26%	to	5.52%
December 31, 2022	198	$9.55	to	$9.62	$1,900	1.49%	0.60%	to	0.85%	-6.52%	to	-6.29%
December 31, 2021	82	$10.21	to	$10.26	$835	0.74%	0.60%	to	0.85%	-1.30%	to	-1.05%
December 31, 2020	3	$10.35	to	$10.36	$31	0.00%	0.75%	to	0.85%	3.30%	to	3.39%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Asset Allocation Fund (Class 1) (available February 24, 2020)
December 31, 2023	363	$12.23	to	$12.35	$4,464	2.39%	0.60%	to	0.85%	13.58%	to	13.86%
December 31, 2022	484	$10.77	to	$10.85	$5,231	2.23%	0.60%	to	0.85%	-13.93%	to	-13.71%
December 31, 2021	439	$12.51	to	$12.57	$5,504	3.08%	0.60%	to	0.85%	14.42%	to	14.71%
December 31, 2020	26	$10.93	to	$10.96	$286	12.73%	0.60%	to	0.85%	11.90%	to	12.14%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Washington Mutual Investors Fund (Class 1) (available February 24, 2020)
December 31, 2023	136	$14.45	to	$14.59	$1,964	2.63%	0.60%	to	0.85%	16.66%	to	16.95%
December 31, 2022	87	$12.39	to	$12.48	$1,086	2.32%	0.60%	to	0.85%	-9.06%	to	-8.83%
December 31, 2021	65	$13.62	to	$13.66	$884	1.99%	0.70%	to	0.85%	27.03%	to	27.22%
December 31, 2020	7	$10.72	to	$10.72	$80	11.58%	0.85%	to	0.85%	11.04%	to	11.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS The Bond Fund of America® (Class 1) (available February 24, 2020)
December 31, 2023	180	$9.57	to	$9.66	$1,730	5.02%	0.60%	to	0.85%	4.32%	to	4.58%
December 31, 2022	82	$9.17	to	$9.24	$758	3.69%	0.60%	to	0.85%	-13.00%	to	-12.79%
December 31, 2021	49	$10.54	to	$10.59	$516	2.59%	0.60%	to	0.85%	-0.99%	to	-0.74%
December 31, 2020	4	$10.65	to	$10.65	$43	5.32%	0.85%	to	0.85%	6.21%	to	6.21%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A165

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS Growth Fund (Class 1) (available February 24, 2020)
December 31, 2023	207	$16.11	to	$16.27	$3,350	0.70%	0.60%	to	0.85%	37.64%	to	37.98%
December 31, 2022	125	$11.71	to	$11.79	$1,470	0.57%	0.60%	to	0.85%	-30.35%	to	-30.18%
December 31, 2021	131	$16.81	to	$16.89	$2,203	0.63%	0.60%	to	0.85%	21.26%	to	21.56%
December 31, 2020	24	$13.86	to	$13.87	$335	1.87%	0.75%	to	0.85%	44.00%	to	44.13%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 1) (available February 24, 2020)
December 31, 2023	260	$14.16	to	$14.30	$3,707	1.77%	0.60%	to	0.85%	25.40%	to	25.71%
December 31, 2022	171	$11.29	to	$11.37	$1,937	1.65%	0.60%	to	0.85%	-17.00%	to	-16.79%
December 31, 2021	138	$13.60	to	$13.67	$1,880	2.03%	0.60%	to	0.85%	23.36%	to	23.67%
December 31, 2020	2	$11.03	to	$11.03	$25	3.46%	0.85%	to	0.85%	13.98%	to	13.98%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS U.S. Government Securities Fund® (Class 1) (available February 24, 2020)
December 31, 2023	116	$9.62	to	$9.72	$1,121	4.76%	0.60%	to	0.85%	2.34%	to	2.59%
December 31, 2022	61	$9.40	to	$9.47	$572	5.39%	0.60%	to	0.85%	-11.50%	to	-11.28%
December 31, 2021	34	$10.62	to	$10.67	$358	2.07%	0.60%	to	0.85%	-1.29%	to	-1.04%
December 31, 2020	2	$10.77	to	$10.77	$22	5.16%	0.75%	to	0.75%	7.13%	to	7.13%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Basic Value V.I. Fund (Class I) (available February 24, 2020)
December 31, 2023	99	$13.84	to	$13.97	$1,376	2.60%	0.25%	to	0.50%	16.03%	to	16.32%
December 31, 2022	47	$11.93	to	$12.01	$558	1.58%	0.25%	to	0.50%	-5.39%	to	-5.16%
December 31, 2021	42	$12.61	to	$12.66	$535	1.59%	0.25%	to	0.50%	21.07%	to	21.37%
December 31, 2020	29	$10.43	to	$10.43	$299	13.38%	0.25%	to	0.25%	7.67%	to	7.67%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Capital Appreciation V.I. Fund (Class I) (available February 24, 2020)
December 31, 2023	59	$14.36	to	$14.50	$855	0.00%	0.25%	to	0.50%	48.26%	to	48.63%
December 31, 2022	64	$9.68	to	$9.75	$624	0.00%	0.25%	to	0.50%	-37.95%	to	-37.79%
December 31, 2021	25	$15.61	to	$15.64	$391	0.00%	0.40%	to	0.50%	20.55%	to	20.67%
December 31, 2020	4	$12.95	to	$12.96	$49	0.00%	0.40%	to	0.50%	34.41%	to	34.52%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class I) (available February 24, 2020)
December 31, 2023	226	$13.29	to	$13.42	$3,024	2.08%	0.25%	to	0.50%	11.68%	to	11.96%
December 31, 2022	210	$11.90	to	$11.99	$2,509	1.68%	0.25%	to	0.50%	-4.33%	to	-4.09%
December 31, 2021	227	$12.44	to	$12.50	$2,838	1.89%	0.25%	to	0.50%	19.94%	to	20.24%
December 31, 2020	30	$10.37	to	$10.40	$309	2.64%	0.25%	to	0.50%	7.26%	to	7.49%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Global Allocation V.I. Fund (Class I) (available February 24, 2020)
December 31, 2023	139	$11.79	to	$11.90	$1,645	2.28%	0.25%	to	0.50%	12.27%	to	12.55%
December 31, 2022	145	$10.50	to	$10.57	$1,527	0.00%	0.25%	to	0.50%	-16.28%	to	-16.07%
December 31, 2021	100	$12.54	to	$12.60	$1,258	1.29%	0.25%	to	0.50%	6.14%	to	6.41%
December 31, 2020	2	$11.81	to	$11.81	$21	3.20%	0.50%	to	0.50%	20.42%	to	20.42%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA Global Bond Portfolio (available February 24, 2020)
December 31, 2023	25	$9.52	to	$9.61	$242	2.88%	0.60%	to	0.85%	4.16%	to	4.43%
December 31, 2022	50	$9.14	to	$9.20	$463	1.58%	0.60%	to	0.85%	-7.13%	to	-6.89%
December 31, 2021	51	$9.84	to	$9.88	$500	1.22%	0.60%	to	0.85%	-1.88%	to	-1.64%
December 31, 2020	2	$10.03	to	$10.03	$24	0.19%	0.75%	to	0.75%	0.33%	to	0.33%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA Short-Term Fixed Portfolio (available February 24, 2020)
December 31, 2023	111	$10.05	to	$10.15	$1,121	3.50%	0.60%	to	0.85%	4.09%	to	4.35%
December 31, 2022	91	$9.66	to	$9.73	$885	1.36%	0.60%	to	0.85%	-1.99%	to	-1.75%
December 31, 2021	80	$9.85	to	$9.90	$788	0.01%	0.60%	to	0.85%	-1.03%	to	-0.78%
December 31, 2020	2	$9.96	to	$9.96	$17	2.82%	0.85%	to	0.85%	-0.42%	to	-0.42%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A166

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	DFA VA U.S. Large Value Portfolio (available February 24, 2020)
December 31, 2023	105		$13.01	to	$13.13	$1,375	2.63%	0.60%	to	0.85%	9.98%	to	10.26%
December 31, 2022	125		$11.83	to	$11.91	$1,480	2.54%	0.60%	to	0.85%	-5.68%	to	-5.45%
December 31, 2021	49		$12.54	to	$12.60	$620	2.67%	0.60%	to	0.85%	25.96%	to	26.28%
December 31, 2020	2		$9.96	to	$9.96	$15	23.16%	0.75%	to	0.75%	3.23%	to	3.23%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA U.S. Targeted Value Portfolio (available February 24, 2020)
December 31, 2023	110		$16.83	to	$17.00	$1,867	2.02%	0.60%	to	0.85%	19.02%	to	19.32%
December 31, 2022	68		$14.14	to	$14.25	$962	1.72%	0.60%	to	0.85%	-5.02%	to	-4.79%
December 31, 2021	20		$14.89	to	$14.96	$302	3.03%	0.60%	to	0.85%	38.50%	to	38.84%
December 31, 2020	—	(1)	$10.76	to	$10.76	$5	6.29%	0.75%	to	0.75%	11.44%	to	11.44%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Balanced Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	116		$13.62	to	$13.75	$1,578	1.62%	0.25%	to	0.50%	20.92%	to	21.22%
December 31, 2022	232		$11.26	to	$11.34	$2,615	1.29%	0.25%	to	0.50%	-18.35%	to	-18.15%
December 31, 2021	312		$13.79	to	$13.86	$4,308	1.00%	0.25%	to	0.50%	17.67%	to	17.97%
December 31, 2020	10		$11.75	to	$11.75	$119	7.12%	0.25%	to	0.25%	20.30%	to	20.30%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	5		$14.21	to	$14.30	$66	0.03%	0.25%	to	0.40%	41.43%	to	41.64%
December 31, 2022	30		$10.02	to	$10.09	$307	0.00%	0.25%	to	0.50%	-34.96%	to	-34.80%
December 31, 2021	7		$15.41	to	$15.44	$112	0.00%	0.40%	to	0.50%	18.81%	to	18.93%
December 31, 2020	—		$12.98	to	$12.98	$—	0.00%	0.40%	to	0.40%	34.38%	to	34.38%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	30		$14.07	to	$14.21	$418	1.01%	0.25%	to	0.50%	20.36%	to	20.66%
December 31, 2022	52		$11.69	to	$11.78	$616	0.87%	0.25%	to	0.50%	-18.64%	to	-18.44%
December 31, 2021	29		$14.37	to	$14.44	$420	0.41%	0.25%	to	0.50%	20.05%	to	20.36%
December 31, 2020	26		$11.98	to	$12.00	$317	2.69%	0.25%	to	0.40%	23.40%	to	23.56%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	148		$11.18	to	$11.29	$1,658	2.71%	0.25%	to	0.50%	9.11%	to	9.39%
December 31, 2022	109		$10.24	to	$10.32	$1,116	1.96%	0.25%	to	0.50%	-20.51%	to	-20.31%
December 31, 2021	76		$12.89	to	$12.95	$988	3.53%	0.25%	to	0.50%	-2.73%	to	-2.49%
December 31, 2020	1		$13.26	to	$13.26	$7	0.00%	0.40%	to	0.40%	37.43%	to	37.43%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Financials Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	24		$13.76	to	$13.90	$325	2.92%	0.25%	to	0.50%	14.16%	to	14.44%
December 31, 2022	35		$12.06	to	$12.14	$424	1.98%	0.25%	to	0.50%	-8.79%	to	-8.56%
December 31, 2021	8		$13.22	to	$13.24	$101	3.20%	0.40%	to	0.50%	32.53%	to	32.66%
December 31, 2020	—		$9.98	to	$9.98	$—	0.00%	0.40%	to	0.40%	3.11%	to	3.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	174		$11.79	to	$11.91	$2,066	7.90%	0.25%	to	0.50%	11.62%	to	11.89%
December 31, 2022	127		$10.56	to	$10.64	$1,344	4.52%	0.25%	to	0.50%	-1.01%	to	-0.76%
December 31, 2021	39		$10.67	to	$10.72	$415	5.09%	0.25%	to	0.50%	4.68%	to	4.95%
December 31, 2020	1		$10.20	to	$10.20	$11	28.53%	0.40%	to	0.40%	2.25%	to	2.25%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Health Care Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	29		$11.74	to	$11.85	$340	0.00%	0.25%	to	0.50%	3.74%	to	4.00%
December 31, 2022	52		$11.31	to	$11.40	$588	0.00%	0.25%	to	0.50%	-12.85%	to	-12.63%
December 31, 2021	19		$12.98	to	$13.01	$248	0.01%	0.40%	to	0.50%	11.17%	to	11.29%
December 31, 2020	—	(1)	$11.68	to	$11.68	$5	0.00%	0.50%	to	0.50%	22.24%	to	22.24%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A167

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Industrials Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	11		$13.75	to	$13.88	$157	0.33%	0.25%	to	0.50%	22.64%	to	22.95%
December 31, 2022	34		$11.21	to	$11.29	$387	0.18%	0.25%	to	0.50%	-10.75%	to	-10.53%
December 31, 2021	3		$12.56	to	$12.58	$43	0.00%	0.40%	to	0.50%	16.50%	to	16.62%
December 31, 2020	—	(1)	$10.78	to	$10.78	$4	0.85%	0.50%	to	0.50%	11.80%	to	11.80%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	171		$12.28	to	$12.40	$2,105	0.59%	0.25%	to	0.50%	26.86%	to	27.18%
December 31, 2022	78		$9.68	to	$9.75	$760	0.33%	0.25%	to	0.50%	-26.76%	to	-26.58%
December 31, 2021	42		$13.22	to	$13.28	$558	0.00%	0.25%	to	0.50%	11.78%	to	12.06%
December 31, 2020	3		$11.83	to	$11.84	$31	0.86%	0.40%	to	0.50%	22.50%	to	22.61%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Mid Cap Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	140		$14.01	to	$14.14	$1,969	0.83%	0.25%	to	0.50%	14.50%	to	14.79%
December 31, 2022	76		$12.23	to	$12.32	$932	0.55%	0.25%	to	0.50%	-15.17%	to	-14.96%
December 31, 2021	40		$14.42	to	$14.49	$582	0.74%	0.25%	to	0.50%	24.97%	to	25.29%
December 31, 2020	27		$11.54	to	$11.56	$309	2.49%	0.25%	to	0.50%	18.90%	to	19.16%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Strategic Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	201		$10.43	to	$10.53	$2,102	6.92%	0.25%	to	0.50%	8.86%	to	9.14%
December 31, 2022	89		$9.58	to	$9.65	$859	6.24%	0.25%	to	0.50%	-11.70%	to	-11.48%
December 31, 2021	8		$10.85	to	$10.87	$90	5.99%	0.40%	to	0.50%	3.22%	to	3.32%
December 31, 2020	1		$10.52	to	$10.52	$15	18.54%	0.40%	to	0.40%	5.68%	to	5.68%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Technology Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	67		$19.21	to	$19.39	$1,295	0.16%	0.25%	to	0.50%	57.53%	to	57.92%
December 31, 2022	50		$12.19	to	$12.28	$616	0.00%	0.25%	to	0.50%	-36.18%	to	-36.02%
December 31, 2021	22		$19.10	to	$19.19	$421	0.00%	0.25%	to	0.50%	27.52%	to	27.84%
December 31, 2020	1		$14.98	to	$14.99	$11	0.00%	0.40%	to	0.50%	56.17%	to	56.30%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Utilities Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	37		$11.18	to	$11.23	$419	2.81%	0.40%	to	0.50%	-1.53%	to	-1.43%
December 31, 2022	15		$11.36	to	$11.39	$169	2.21%	0.40%	to	0.50%	4.90%	to	5.00%
December 31, 2021	2		$10.83	to	$10.85	$18	7.50%	0.40%	to	0.50%	16.91%	to	17.03%
December 31, 2020	—		$9.27	to	$9.27	$—	0.00%	0.40%	to	0.40%	-6.09%	to	-6.09%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Mid Cap Portfolio (Class I) (available February 24, 2020)
December 31, 2023	19		$11.92	to	$12.04	$232	0.12%	0.25%	to	0.50%	12.36%	to	12.64%
December 31, 2022	25		$10.61	to	$10.69	$269	0.39%	0.25%	to	0.50%	-25.69%	to	-25.50%
December 31, 2021	17		$14.28	to	$14.31	$239	0.03%	0.40%	to	0.50%	28.06%	to	28.19%
December 31, 2020	—	(1)	$11.16	to	$11.16	$6	0.69%	0.40%	to	0.40%	15.11%	to	15.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Small Cap Growth Portfolio (Class I) (available February 24, 2020)
December 31, 2023	89		$11.64	to	$11.76	$1,046	0.00%	0.25%	to	0.50%	7.86%	to	8.13%
December 31, 2022	67		$10.79	to	$10.87	$728	0.00%	0.25%	to	0.50%	-29.20%	to	-29.02%
December 31, 2021	60		$15.25	to	$15.32	$913	0.00%	0.25%	to	0.50%	12.05%	to	12.33%
December 31, 2020	23		$13.61	to	$13.64	$315	0.00%	0.25%	to	0.50%	40.46%	to	40.76%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Western Asset Core Plus VIT Portfolio (Class I) (available February 24, 2020)
December 31, 2023	280		$9.06	to	$9.15	$2,554	4.11%	0.25%	to	0.50%	6.28%	to	6.55%
December 31, 2022	240		$8.52	to	$8.56	$2,050	2.10%	0.35%	to	0.50%	-17.64%	to	-17.52%
December 31, 2021	229		$10.35	to	$10.38	$2,372	4.94%	0.35%	to	0.50%	-2.46%	to	-2.31%
December 31, 2020	13		$10.61	to	$10.62	$133	13.51%	0.40%	to	0.50%	6.11%	to	6.20%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A168

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Western Asset Variable Global High Yield Bond Portfolio (Class I) (available February 24, 2020)
December 31, 2023	36		$10.01	to	$10.05	$364	17.89%	0.40%	to	0.50%	9.71%	to	9.82%
December 31, 2022	6		$9.12	to	$9.15	$53	6.52%	0.40%	to	0.50%	-14.15%	to	-14.07%
December 31, 2021	7		$10.63	to	$10.65	$73	5.24%	0.40%	to	0.50%	0.82%	to	0.92%
December 31, 2020	1		$10.54	to	$10.55	$9	11.46%	0.40%	to	0.50%	5.98%	to	6.07%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Initial Class) (available February 24, 2020)
December 31, 2023	70		$12.38	to	$12.50	$869	0.00%	0.25%	to	0.50%	20.72%	to	21.02%
December 31, 2022	60		$10.26	to	$10.33	$613	0.00%	0.25%	to	0.50%	-29.05%	to	-28.88%
December 31, 2021	41		$14.46	to	$14.50	$600	0.00%	0.35%	to	0.50%	13.54%	to	13.71%
December 31, 2020	1		$12.73	to	$12.74	$15	0.00%	0.40%	to	0.50%	30.65%	to	30.76%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Intrinsic Value Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	118		$11.66	to	$11.77	$1,380	0.87%	0.25%	to	0.50%	17.07%	to	17.36%
December 31, 2022	33		$9.96	to	$10.03	$325	0.82%	0.25%	to	0.50%	-23.94%	to	-23.75%
December 31, 2021	17		$13.10	to	$13.12	$223	0.40%	0.40%	to	0.50%	10.00%	to	10.11%
December 31, 2020	5		$11.91	to	$11.92	$64	0.00%	0.40%	to	0.50%	23.14%	to	23.24%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	12		$14.63	to	$14.72	$179	0.40%	0.35%	to	0.50%	23.39%	to	23.57%
December 31, 2022	5		$11.86	to	$11.91	$65	0.13%	0.35%	to	0.50%	-19.66%	to	-19.54%
December 31, 2021	2		$14.76	to	$14.76	$35	0.29%	0.50%	to	0.50%	25.34%	to	25.34%
December 31, 2020	—	(1)	$11.78	to	$11.78	$5	0.00%	0.50%	to	0.50%	22.11%	to	22.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Growth Portfolio (Service Class) (available April 27, 2020)
December 31, 2023	485		$13.63	to	$14.05	$6,705	0.97%	0.48%	to	1.30%	12.91%	to	13.85%
December 31, 2022	375		$12.07	to	$12.34	$4,575	0.47%	0.48%	to	1.30%	-16.28%	to	-15.59%
December 31, 2021	164		$14.42	to	$14.62	$2,399	0.43%	0.48%	to	1.30%	4.47%	to	8.47%
December 31, 2020	58		$13.44	to	$13.48	$787	0.92%	0.48%	to	0.86%	32.37%	to	32.71%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) (available April 27, 2020)
December 31, 2023	169		$16.50	to	$16.73	$2,818	0.05%	0.48%	to	0.86%	22.65%	to	23.11%
December 31, 2022	93		$13.45	to	$13.59	$1,264	0.00%	0.48%	to	0.86%	-20.14%	to	-19.83%
December 31, 2021	50		$16.84	to	$16.95	$846	0.04%	0.48%	to	0.86%	24.58%	to	25.05%
December 31, 2020	26		$13.52	to	$13.56	$351	0.14%	0.48%	to	0.86%	33.08%	to	33.42%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Service Class) (available April 27, 2020)
December 31, 2023	1,099		$15.91	to	$16.13	$17,682	0.00%	0.48%	to	0.86%	52.50%	to	53.08%
December 31, 2022	993		$10.43	to	$10.54	$10,442	0.00%	0.48%	to	0.86%	-36.40%	to	-36.16%
December 31, 2021	829		$16.40	to	$16.51	$13,673	0.00%	0.48%	to	0.86%	12.45%	to	12.88%
December 31, 2020	518		$14.58	to	$14.62	$7,568	0.00%	0.48%	to	0.86%	44.68%	to	45.06%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Investors Trust Series (Service Class) (available April 27, 2020)
December 31, 2023	25		$15.92	to	$16.07	$393	0.47%	0.48%	to	0.73%	17.80%	to	18.10%
December 31, 2022	30		$13.51	to	$13.60	$402	0.41%	0.48%	to	0.73%	-17.30%	to	-17.09%
December 31, 2021	32		$16.34	to	$16.41	$520	0.46%	0.48%	to	0.73%	25.58%	to	25.90%
December 31, 2020	11		$13.01	to	$13.03	$149	0.55%	0.48%	to	0.73%	27.78%	to	28.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Service Class) (available April 27, 2020)
December 31, 2023	608		$14.10	to	$14.30	$8,669	0.00%	0.48%	to	0.86%	19.94%	to	20.39%
December 31, 2022	559		$11.76	to	$11.88	$6,632	0.00%	0.48%	to	0.86%	-29.40%	to	-29.13%
December 31, 2021	467		$16.66	to	$16.77	$7,817	0.00%	0.48%	to	0.86%	12.90%	to	13.33%
December 31, 2020	231		$14.75	to	$14.79	$3,420	0.00%	0.48%	to	0.86%	44.30%	to	44.67%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A169

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® New Discovery Series (Service Class) (available April 27, 2020)
December 31, 2023	227	$13.22	to	$13.41	$3,040	0.00%	0.48%	to	0.86%	13.27%	to	13.71%
December 31, 2022	230	$11.67	to	$11.79	$2,708	0.00%	0.48%	to	0.86%	-30.60%	to	-30.33%
December 31, 2021	208	$16.81	to	$16.92	$3,508	0.00%	0.48%	to	0.86%	0.70%	to	1.09%
December 31, 2020	87	$16.70	to	$16.74	$1,448	0.00%	0.48%	to	0.86%	61.70%	to	62.11%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Research Series (Service Class) (available April 27, 2020)
December 31, 2023	44	$15.85	to	$16.07	$709	0.28%	0.48%	to	0.86%	21.07%	to	21.54%
December 31, 2022	36	$13.09	to	$13.23	$477	0.19%	0.48%	to	0.86%	-18.14%	to	-17.83%
December 31, 2021	31	$15.99	to	$16.09	$494	0.37%	0.48%	to	0.86%	23.44%	to	23.92%
December 31, 2020	20	$12.95	to	$12.99	$259	0.46%	0.48%	to	0.86%	27.73%	to	28.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Service Class) (available April 27, 2020)
December 31, 2023	2,383	$9.34	to	$9.63	$22,616	3.21%	0.48%	to	1.30%	5.74%	to	6.62%
December 31, 2022	2,032	$8.83	to	$9.03	$18,161	2.72%	0.48%	to	1.30%	-15.30%	to	-14.59%
December 31, 2021	1,053	$10.43	to	$10.58	$11,112	2.64%	0.48%	to	1.30%	-1.92%	to	-0.45%
December 31, 2020	649	$10.72	to	$10.74	$6,968	3.40%	0.48%	to	0.73%	7.48%	to	7.66%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Service Class) (available April 27, 2020)
December 31, 2023	1,796	$13.05	to	$13.39	$23,620	1.88%	0.48%	to	1.30%	8.79%	to	9.69%
December 31, 2022	1,503	$11.99	to	$12.21	$18,134	1.80%	0.48%	to	1.30%	-11.01%	to	-10.27%
December 31, 2021	511	$13.48	to	$13.60	$6,941	1.79%	0.48%	to	1.30%	4.19%	to	13.29%
December 31, 2020	316	$11.98	to	$12.01	$3,796	1.97%	0.48%	to	0.86%	18.27%	to	18.58%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Service Class) (available April 27, 2020)
December 31, 2023	521	$13.20	to	$13.39	$6,958	3.25%	0.48%	to	0.86%	-3.17%	to	-2.80%
December 31, 2022	600	$13.63	to	$13.77	$8,254	2.44%	0.48%	to	0.86%	-0.38%	to	0.00%
December 31, 2021	295	$13.69	to	$13.77	$4,054	1.61%	0.48%	to	0.86%	12.84%	to	13.28%
December 31, 2020	144	$12.13	to	$12.16	$1,752	1.67%	0.48%	to	0.86%	19.22%	to	19.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2023	638	$13.34	to	$13.52	$8,606	0.28%	0.48%	to	0.86%	31.98%	to	32.48%
December 31, 2022	654	$10.11	to	$10.20	$6,667	0.33%	0.48%	to	0.86%	-27.12%	to	-26.84%
December 31, 2021	415	$13.87	to	$13.95	$5,777	0.01%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	128	$10.98	to	$10.99	$1,406	0.00%	0.48%	to	0.73%	8.94%	to	9.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Asset Allocation Fund (Class 4) (available August 17, 2020)
December 31, 2023	2,550	$11.97	to	$12.13	$30,800	2.21%	0.48%	to	0.86%	13.05%	to	13.48%
December 31, 2022	2,126	$10.59	to	$10.69	$22,655	1.67%	0.48%	to	0.86%	-14.40%	to	-14.08%
December 31, 2021	2,036	$12.37	to	$12.44	$25,283	1.72%	0.48%	to	0.86%	13.85%	to	14.29%
December 31, 2020	412	$10.87	to	$10.88	$4,479	2.01%	0.48%	to	0.86%	8.38%	to	8.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Washington Mutual Investors Fund (Class 4) (available August 17, 2020)
December 31, 2023	624	$14.75	to	$14.94	$9,309	1.72%	0.48%	to	0.86%	15.97%	to	16.41%
December 31, 2022	641	$12.72	to	$12.83	$8,216	1.95%	0.48%	to	0.86%	-9.47%	to	-9.12%
December 31, 2021	408	$14.05	to	$14.12	$5,754	1.76%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	84	$11.11	to	$11.13	$940	2.50%	0.48%	to	0.86%	11.02%	to	11.18%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS The Bond Fund of America® (Class 4) (available August 17, 2020)
December 31, 2023	1,091	$8.96	to	$9.07	$9,880	3.55%	0.48%	to	0.86%	3.83%	to	4.22%
December 31, 2022	905	$8.63	to	$8.71	$7,862	2.95%	0.48%	to	0.86%	-13.50%	to	-13.17%
December 31, 2021	606	$9.97	to	$10.03	$6,067	1.62%	0.48%	to	0.86%	-1.44%	to	-1.06%
December 31, 2020	94	$10.13	to	$10.13	$953	2.52%	0.48%	to	0.68%	1.27%	to	1.34%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A170

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS Capital World Growth and Income Fund® (Class 4) (available August 17, 2020)
December 31, 2023	423	$12.58	to	$12.74	$5,377	1.79%	0.48%	to	0.86%	19.62%	to	20.07%
December 31, 2022	392	$10.51	to	$10.61	$4,150	2.35%	0.48%	to	0.86%	-18.28%	to	-17.97%
December 31, 2021	282	$12.87	to	$12.93	$3,641	2.36%	0.48%	to	0.86%	13.48%	to	13.91%
December 31, 2020	57	$11.34	to	$11.35	$650	1.18%	0.48%	to	0.86%	12.99%	to	13.15%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Global Small Capitalization Fund (Class 4) (available August 17, 2020)
December 31, 2023	203	$10.50	to	$10.64	$2,161	0.03%	0.48%	to	0.86%	14.79%	to	15.23%
December 31, 2022	180	$9.15	to	$9.23	$1,658	0.00%	0.48%	to	0.86%	-30.29%	to	-30.03%
December 31, 2021	156	$13.15	to	$13.19	$2,052	0.00%	0.48%	to	0.73%	5.65%	to	5.92%
December 31, 2020	23	$12.45	to	$12.46	$290	0.00%	0.48%	to	0.66%	23.41%	to	23.49%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth Fund (Class 4) (available August 17, 2020)
December 31, 2023	1,544	$14.00	to	$14.18	$21,844	0.18%	0.48%	to	0.86%	36.95%	to	37.48%
December 31, 2022	1,356	$10.22	to	$10.31	$13,961	0.11%	0.48%	to	0.86%	-30.71%	to	-30.45%
December 31, 2021	895	$14.75	to	$14.83	$13,257	0.05%	0.48%	to	0.86%	20.64%	to	21.10%
December 31, 2020	184	$12.23	to	$12.25	$2,248	0.00%	0.48%	to	0.86%	20.33%	to	20.50%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 4) (available August 17, 2020)
December 31, 2023	583	$13.97	to	$14.16	$8,234	1.27%	0.48%	to	0.86%	24.75%	to	25.22%
December 31, 2022	493	$11.20	to	$11.30	$5,564	1.19%	0.48%	to	0.86%	-17.42%	to	-17.10%
December 31, 2021	384	$13.56	to	$13.64	$5,228	1.36%	0.48%	to	0.86%	22.74%	to	23.21%
December 31, 2020	95	$11.05	to	$11.07	$1,054	1.28%	0.48%	to	0.86%	10.12%	to	10.28%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS International Fund (Class 4) (available August 17, 2020)
December 31, 2023	253	$10.47	to	$10.61	$2,683	1.15%	0.48%	to	0.86%	14.57%	to	15.00%
December 31, 2022	227	$9.17	to	$9.22	$2,089	1.71%	0.48%	to	0.73%	-21.60%	to	-21.40%
December 31, 2021	152	$11.69	to	$11.73	$1,786	3.69%	0.48%	to	0.73%	-2.43%	to	-2.18%
December 31, 2020	19	$11.98	to	$11.99	$224	0.40%	0.48%	to	0.86%	19.41%	to	19.58%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS New World Fund® (Class 4) (available August 17, 2020)
December 31, 2023	290	$10.92	to	$11.07	$3,199	1.24%	0.48%	to	0.86%	14.68%	to	15.12%
December 31, 2022	300	$9.53	to	$9.61	$2,875	1.19%	0.48%	to	0.86%	-22.92%	to	-22.63%
December 31, 2021	220	$12.36	to	$12.42	$2,725	0.82%	0.48%	to	0.86%	3.73%	to	4.13%
December 31, 2020	59	$11.92	to	$11.93	$708	0.00%	0.48%	to	0.73%	18.51%	to	18.62%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (available August 17, 2020)
December 31, 2023	290	$14.02	to	$14.14	$4,097	0.63%	0.48%	to	0.73%	23.99%	to	24.30%
December 31, 2022	355	$11.27	to	$11.38	$4,032	0.78%	0.48%	to	0.86%	-20.84%	to	-20.54%
December 31, 2021	286	$14.24	to	$14.32	$4,093	0.09%	0.48%	to	0.86%	26.96%	to	27.45%
December 31, 2020	34	$11.22	to	$11.23	$382	1.56%	0.48%	to	0.86%	11.55%	to	11.70%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2023	249	$14.43	to	$14.56	$3,621	1.44%	0.48%	to	0.73%	12.54%	to	12.83%
December 31, 2022	238	$12.82	to	$12.90	$3,071	1.81%	0.48%	to	0.73%	-9.08%	to	-8.85%
December 31, 2021	90	$14.10	to	$14.15	$1,270	1.84%	0.48%	to	0.73%	25.30%	to	25.61%
December 31, 2020	24	$11.26	to	$11.27	$270	2.41%	0.48%	to	0.73%	12.70%	to	12.80%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Basic Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2023	163	$15.07	to	$15.17	$2,467	1.46%	0.48%	to	0.68%	15.45%	to	15.68%
December 31, 2022	166	$13.05	to	$13.11	$2,172	1.33%	0.48%	to	0.68%	-5.77%	to	-5.58%
December 31, 2021	80	$13.85	to	$13.89	$1,116	1.53%	0.48%	to	0.68%	20.51%	to	20.76%
December 31, 2020	2	$11.50	to	$11.50	$22	5.43%	0.48%	to	0.48%	15.31%	to	15.31%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A171

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Capital Appreciation V.I. Fund (Class III) (available August 17, 2020)
December 31, 2023	265	$12.61	to	$12.78	$3,379	0.00%	0.48%	to	0.86%	47.32%	to	47.88%
December 31, 2022	180	$8.56	to	$8.64	$1,553	0.00%	0.48%	to	0.86%	-38.35%	to	-38.11%
December 31, 2021	160	$13.91	to	$13.96	$2,228	0.00%	0.48%	to	0.73%	20.01%	to	20.31%
December 31, 2020	18	$11.59	to	$11.60	$206	0.00%	0.48%	to	0.68%	14.97%	to	15.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class III) (available August 17, 2020)
December 31, 2023	335	$14.23	to	$14.35	$4,802	1.81%	0.48%	to	0.73%	11.18%	to	11.45%
December 31, 2022	310	$12.80	to	$12.88	$3,983	1.51%	0.48%	to	0.73%	-4.80%	to	-4.56%
December 31, 2021	208	$13.45	to	$13.49	$2,807	1.32%	0.48%	to	0.73%	19.42%	to	19.72%
December 31, 2020	56	$11.26	to	$11.27	$629	0.98%	0.48%	to	0.68%	12.84%	to	12.92%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (available August 17, 2020)
December 31, 2023	542	$12.31	to	$12.47	$6,735	0.00%	0.48%	to	0.86%	51.16%	to	51.74%
December 31, 2022	231	$8.17	to	$8.21	$1,898	0.00%	0.48%	to	0.73%	-38.70%	to	-38.55%
December 31, 2021	159	$13.32	to	$13.37	$2,121	0.00%	0.48%	to	0.73%	16.92%	to	17.22%
December 31, 2020	28	$11.40	to	$11.40	$318	0.00%	0.48%	to	0.66%	12.81%	to	12.88%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Balanced Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2023	2,121	$12.72	to	$12.89	$27,267	1.61%	0.48%	to	0.86%	20.19%	to	20.65%
December 31, 2022	1,855	$10.58	to	$10.68	$19,782	1.09%	0.48%	to	0.86%	-18.89%	to	-18.58%
December 31, 2021	1,435	$13.05	to	$13.12	$18,796	0.90%	0.48%	to	0.86%	16.98%	to	17.42%
December 31, 2020	340	$11.16	to	$11.17	$3,797	1.64%	0.48%	to	0.86%	11.30%	to	11.46%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2023	1,194	$12.06	to	$12.21	$14,555	0.00%	0.48%	to	0.86%	44.06%	to	44.61%
December 31, 2022	1,170	$8.37	to	$8.44	$9,872	0.00%	0.48%	to	0.86%	-38.85%	to	-38.61%
December 31, 2021	861	$13.68	to	$13.76	$11,832	0.00%	0.48%	to	0.86%	10.71%	to	11.13%
December 31, 2020	284	$12.36	to	$12.38	$3,514	0.00%	0.48%	to	0.86%	22.29%	to	22.47%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Health Care Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2023	858	$10.74	to	$10.88	$9,318	0.00%	0.48%	to	0.86%	3.12%	to	3.51%
December 31, 2022	832	$10.42	to	$10.51	$8,730	0.00%	0.48%	to	0.86%	-13.37%	to	-13.04%
December 31, 2021	623	$12.03	to	$12.09	$7,524	0.03%	0.48%	to	0.86%	10.49%	to	10.91%
December 31, 2020	184	$10.89	to	$10.90	$2,005	0.82%	0.48%	to	0.86%	7.63%	to	7.78%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2032 (available January 4, 2021)
December 31, 2023	6,218	$7.29	to	$7.65	$46,458	0.00%	1.30%	to	2.95%	2.15%	to	3.81%
December 31, 2022	7,149	$7.13	to	$7.37	$51,878	0.00%	1.30%	to	2.95%	-22.46%	to	-21.19%
December 31, 2021	4,353	$9.20	to	$9.35	$40,391	0.00%	1.30%	to	2.95%	-7.99%	to	-6.50%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Global Portfolio (Class III) (available April 26, 2021)
December 31, 2023	100	$10.08	to	$10.18	$1,022	0.00%	0.48%	to	0.86%	18.26%	to	18.72%
December 31, 2022	66	$8.52	to	$8.58	$568	0.00%	0.48%	to	0.86%	-19.70%	to	-19.39%
December 31, 2021	15	$10.63	to	$10.64	$160	0.00%	0.48%	to	0.66%	6.00%	to	6.13%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Mid-Cap Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2023	158	$9.02	to	$9.11	$1,440	0.00%	0.48%	to	0.86%	22.18%	to	22.65%
December 31, 2022	112	$7.40	to	$7.43	$835	0.00%	0.48%	to	0.73%	-27.69%	to	-27.51%
December 31, 2021	49	$10.23	to	$10.24	$498	0.00%	0.48%	to	0.68%	1.12%	to	1.26%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
A172

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF Natural Resources Portfolio (Class III) (available April 26, 2021)
December 31, 2023	1,489	$13.37	to	$13.51	$20,075	0.00%	0.48%	to	0.86%	0.88%	to	1.26%
December 31, 2022	369	$13.26	to	$13.34	$4,919	0.00%	0.48%	to	0.86%	20.83%	to	21.29%
December 31, 2021	59	$10.99	to	$11.00	$647	0.00%	0.48%	to	0.68%	8.26%	to	8.41%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM 50/50 Balanced Portfolio (Class III) (available April 26, 2021)
December 31, 2023	548	$10.35	to	$10.43	$5,702	0.00%	0.48%	to	0.73%	14.33%	to	14.61%
December 31, 2022	554	$9.06	to	$9.10	$5,031	0.00%	0.48%	to	0.73%	-15.52%	to	-15.31%
December 31, 2021	170	$10.72	to	$10.74	$1,829	0.00%	0.48%	to	0.68%	7.17%	to	7.31%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Flexible Managed Portfolio (Class III) (available April 26, 2021)
December 31, 2023	17,568	$10.58	to	$11.34	$188,033	0.00%	0.48%	to	0.86%	14.19%	to	17.09%
December 31, 2022	300	$9.07	to	$9.13	$2,739	0.00%	0.48%	to	0.86%	-15.64%	to	-15.32%
December 31, 2021	148	$10.77	to	$10.78	$1,591	0.00%	0.48%	to	0.68%	7.54%	to	7.69%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Income Portfolio (Class III) (available April 26, 2021)
December 31, 2023	302	$8.79	to	$8.85	$2,669	0.00%	0.48%	to	0.73%	4.11%	to	4.37%
December 31, 2022	170	$8.44	to	$8.48	$1,442	0.00%	0.48%	to	0.73%	-14.32%	to	-14.10%
December 31, 2021	23	$9.85	to	$9.87	$222	0.00%	0.48%	to	0.68%	-1.38%	to	-1.24%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM High Yield Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2023	900	$10.03	to	$10.13	$9,102	0.00%	0.48%	to	0.86%	10.57%	to	10.99%
December 31, 2022	744	$9.07	to	$9.13	$6,786	0.00%	0.48%	to	0.86%	-12.17%	to	-11.84%
December 31, 2021	413	$10.33	to	$10.36	$4,280	0.00%	0.48%	to	0.86%	3.13%	to	3.40%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Blend Portfolio (Class III) (available April 26, 2021)
December 31, 2023	197	$10.81	to	$10.88	$2,139	0.00%	0.48%	to	0.73%	31.23%	to	31.56%
December 31, 2022	76	$8.24	to	$8.27	$631	0.00%	0.48%	to	0.73%	-25.83%	to	-25.64%
December 31, 2021	41	$11.10	to	$11.12	$454	0.00%	0.48%	to	0.73%	10.14%	to	10.33%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Focused Blend Portfolio (Class III) (available April 26, 2021) (merged December 8, 2023)
December 31, 2023	—	$9.87	to	$9.93	$—	0.00%	0.48%	to	0.73%	25.80%	to	26.10%
December 31, 2022	47	$7.84	to	$7.88	$369	0.00%	0.48%	to	0.73%	-26.49%	to	-26.30%
December 31, 2021	37	$10.68	to	$10.69	$397	0.00%	0.48%	to	0.66%	5.85%	to	5.98%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2023	891	$10.34	to	$10.45	$9,290	0.00%	0.48%	to	0.86%	51.81%	to	52.39%
December 31, 2022	638	$6.83	to	$6.85	$4,366	0.00%	0.48%	to	0.73%	-38.21%	to	-38.05%
December 31, 2021	336	$11.05	to	$11.06	$3,715	0.00%	0.48%	to	0.73%	9.18%	to	9.37%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Value Portfolio (Class III) (available April 26, 2021)
December 31, 2023	221	$11.51	to	$11.59	$2,563	0.00%	0.48%	to	0.73%	14.08%	to	14.37%
December 31, 2022	180	$10.09	to	$10.13	$1,822	0.00%	0.48%	to	0.73%	-8.79%	to	-8.56%
December 31, 2021	70	$11.07	to	$11.08	$774	0.00%	0.48%	to	0.68%	10.43%	to	10.58%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
A173

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Total Return Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2023	1,008	$9.08	to	$9.14	$9,203	0.00%	0.48%	to	0.73%	6.30%	to	6.57%
December 31, 2022	724	$8.54	to	$8.58	$6,204	0.00%	0.48%	to	0.73%	-15.71%	to	-15.50%
December 31, 2021	386	$10.14	to	$10.16	$3,917	0.00%	0.48%	to	0.73%	1.38%	to	1.56%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Small-Cap Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2023	900	$9.82	to	$9.92	$8,915	0.00%	0.48%	to	0.86%	14.45%	to	14.89%
December 31, 2022	831	$8.58	to	$8.63	$7,167	0.00%	0.48%	to	0.86%	-17.30%	to	-16.98%
December 31, 2021	472	$10.37	to	$10.40	$4,903	0.00%	0.48%	to	0.86%	3.20%	to	3.47%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2023	2,717	$11.46	to	$11.58	$31,430	0.00%	0.48%	to	0.86%	24.52%	to	25.00%
December 31, 2022	2,070	$9.21	to	$9.27	$19,160	0.00%	0.48%	to	0.86%	-19.24%	to	-18.93%
December 31, 2021	1,037	$11.40	to	$11.43	$11,846	0.00%	0.48%	to	0.86%	13.80%	to	14.10%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Income Portfolio (Class I) (available February 24, 2020)
December 31, 2023	56	$9.03	to	$9.07	$507	0.00%	0.40%	to	0.50%	4.57%	to	4.68%
December 31, 2022	46	$8.64	to	$8.66	$398	0.00%	0.40%	to	0.50%	-13.88%	to	-13.80%
December 31, 2021	25	$10.03	to	$10.05	$255	0.00%	0.40%	to	0.50%	-3.65%	to	-3.56%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP High Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	35	$10.24	to	$10.34	$361	10.83%	0.25%	to	0.50%	9.93%	to	10.20%
December 31, 2022	9	$9.32	to	$9.35	$81	4.01%	0.40%	to	0.50%	-11.82%	to	-11.73%
December 31, 2021	9	$10.57	to	$10.59	$100	13.90%	0.40%	to	0.50%	3.89%	to	3.99%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Investors Trust Series (Initial Class) (available February 24, 2020)
December 31, 2023	43	$13.69	to	$13.77	$584	0.70%	0.35%	to	0.50%	18.39%	to	18.56%
December 31, 2022	48	$11.56	to	$11.61	$554	0.70%	0.35%	to	0.50%	-16.91%	to	-16.78%
December 31, 2021	50	$13.92	to	$13.96	$700	0.89%	0.35%	to	0.50%	26.18%	to	26.37%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Initial Class) (available February 24, 2020)
December 31, 2023	59	$10.89	to	$11.00	$648	4.34%	0.25%	to	0.50%	-2.60%	to	-2.35%
December 31, 2022	33	$11.21	to	$11.26	$368	3.70%	0.25%	to	0.40%	0.35%	to	0.50%
December 31, 2021	7	$11.17	to	$11.17	$76	2.85%	0.40%	to	0.40%	13.64%	to	13.64%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Initial Class) (available February 24, 2020)
December 31, 2023	121	$12.75	to	$12.88	$1,548	1.68%	0.25%	to	0.50%	7.39%	to	7.66%
December 31, 2022	58	$11.88	to	$11.96	$691	1.26%	0.25%	to	0.50%	-6.38%	to	-6.14%
December 31, 2021	66	$12.69	to	$12.74	$834	1.53%	0.25%	to	0.50%	24.83%	to	25.14%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Capital Growth Portfolio (available February 24, 2020)
December 31, 2023	42	$14.58	to	$14.72	$616	0.60%	0.60%	to	0.85%	26.90%	to	27.22%
December 31, 2022	24	$11.49	to	$11.57	$277	0.87%	0.60%	to	0.85%	-16.20%	to	-15.99%
December 31, 2021	26	$13.71	to	$13.77	$360	0.22%	0.60%	to	0.85%	20.51%	to	20.81%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A174

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard Diversified Value Portfolio (available February 24, 2020)
December 31, 2023	123	$14.81	to	$14.95	$1,831	1.12%	0.60%	to	0.85%	19.11%	to	19.41%
December 31, 2022	105	$12.43	to	$12.52	$1,313	0.98%	0.60%	to	0.85%	-12.24%	to	-12.02%
December 31, 2021	54	$14.17	to	$14.23	$765	0.31%	0.60%	to	0.85%	29.36%	to	29.68%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Equity Income Portfolio (available February 24, 2020)
December 31, 2023	51	$13.33	to	$13.46	$684	2.76%	0.60%	to	0.85%	7.18%	to	7.45%
December 31, 2022	70	$12.44	to	$12.53	$868	1.58%	0.60%	to	0.85%	-1.50%	to	-1.26%
December 31, 2021	34	$12.63	to	$12.69	$431	0.00%	0.60%	to	0.85%	24.27%	to	24.58%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard International Portfolio (available February 24, 2020)
December 31, 2023	173	$11.67	to	$11.78	$2,029	1.03%	0.60%	to	0.85%	13.68%	to	13.97%
December 31, 2022	84	$10.26	to	$10.34	$866	1.31%	0.60%	to	0.85%	-30.71%	to	-30.54%
December 31, 2021	61	$14.81	to	$14.88	$908	0.03%	0.60%	to	0.85%	-2.38%	to	-2.13%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Ultra-Short Bond Fund (Class 1) (available February 24, 2020)
December 31, 2023	225	$10.27	to	$10.37	$2,320	5.82%	0.60%	to	0.85%	4.05%	to	4.31%
December 31, 2022	128	$9.87	to	$9.94	$1,265	1.42%	0.60%	to	0.85%	0.56%	to	0.81%
December 31, 2021	33	$9.82	to	$9.83	$322	0.00%	0.75%	to	0.85%	-1.20%	to	-1.09%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Core V.I. Fund (Class I) (available February 24, 2020)
December 31, 2023	104	$14.49	to	$14.64	$1,507	1.17%	0.25%	to	0.50%	24.60%	to	24.92%
December 31, 2022	35	$11.63	to	$11.68	$412	1.65%	0.35%	to	0.50%	-20.39%	to	-20.27%
December 31, 2021	19	$14.61	to	$14.64	$272	3.03%	0.40%	to	0.50%	27.80%	to	27.93%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (available February 24, 2020)
December 31, 2023	77	$14.35	to	$14.49	$1,106	0.00%	0.25%	to	0.50%	52.09%	to	52.47%
December 31, 2022	69	$9.44	to	$9.48	$649	0.00%	0.35%	to	0.50%	-38.42%	to	-38.32%
December 31, 2021	22	$15.32	to	$15.35	$342	0.00%	0.40%	to	0.50%	17.50%	to	17.62%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA Global Moderate Allocation Portfolio (available February 24, 2020)
December 31, 2023	139	$12.53	to	$12.65	$1,747	2.66%	0.60%	to	0.85%	13.75%	to	14.04%
December 31, 2022	160	$11.01	to	$11.09	$1,770	1.66%	0.60%	to	0.85%	-11.71%	to	-11.49%
December 31, 2021	127	$12.47	to	$12.53	$1,588	2.37%	0.60%	to	0.85%	13.24%	to	13.52%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA International Small Portfolio (available February 24, 2020)
December 31, 2023	49	$11.81	to	$11.92	$586	3.77%	0.60%	to	0.85%	13.15%	to	13.43%
December 31, 2022	37	$10.43	to	$10.51	$384	4.01%	0.60%	to	0.85%	-18.34%	to	-18.14%
December 31, 2021	12	$12.78	to	$12.84	$154	4.41%	0.60%	to	0.85%	13.59%	to	13.88%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA International Value Portfolio (available February 24, 2020)
December 31, 2023	97	$13.40	to	$13.53	$1,302	8.41%	0.60%	to	0.85%	16.86%	to	17.15%
December 31, 2022	26	$11.47	to	$11.55	$300	4.42%	0.60%	to	0.85%	-4.27%	to	-4.03%
December 31, 2021	23	$11.98	to	$12.03	$273	9.43%	0.60%	to	0.85%	17.11%	to	17.41%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A175

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ClearBridge Variable Appreciation Portfolio (Class I) (available February 24, 2020)
December 31, 2023	17	$14.27	to	$14.33	$243	1.53%		0.40%	to	0.50%	19.11%	to	19.23%
December 31, 2022	4	$11.98	to	$12.02	$48	1.41%		0.40%	to	0.50%	-12.88%	to	-12.80%
December 31, 2021	2	$13.78	to	$13.78	$26	5.76%		0.40%	to	0.40%	23.16%	to	23.16%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Dividend Strategy Portfolio (Class I) (available February 24, 2020)
December 31, 2023	102	$13.85	to	$13.98	$1,423	2.50%		0.25%	to	0.50%	13.62%	to	13.91%
December 31, 2022	62	$12.19	to	$12.22	$752	1.67%		0.40%	to	0.50%	-8.56%	to	-8.47%
December 31, 2021	31	$13.33	to	$13.35	$420	2.40%		0.40%	to	0.50%	26.17%	to	26.29%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Large Cap Growth Portfolio (Class I) (available February 24, 2020)
December 31, 2023	21	$14.43	to	$14.49	$297	0.00%		0.40%	to	0.50%	43.31%	to	43.45%
December 31, 2022	7	$10.07	to	$10.10	$74	0.00%		0.40%	to	0.50%	-32.58%	to	-32.52%
December 31, 2021	7	$14.94	to	$14.97	$107	0.00%		0.40%	to	0.50%	21.33%	to	21.45%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Franklin Multi-Asset Variable Conservative Growth Fund (Class I) (available February 24, 2020)
December 31, 2023	2	$11.86	to	$11.86	$28	2.49%		0.40%	to	0.40%	14.17%	to	14.17%
December 31, 2022	2	$10.39	to	$10.39	$22	3.59%		0.40%	to	0.40%	-14.52%	to	-14.52%
December 31, 2021	—	$12.15	to	$12.15	$—	0.00%		0.40%	to	0.40%	11.02%	to	11.02%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Franklin Multi-Asset Variable Growth Fund (Class I) (available February 24, 2020)
December 31, 2023	10	$13.38	to	$13.38	$139	1.34%		0.50%	to	0.50%	18.98%	to	18.98%
December 31, 2022	7	$11.24	to	$11.24	$75	3.18%		0.50%	to	0.50%	-15.22%	to	-15.22%
December 31, 2021	7	$13.26	to	$13.29	$89	5.25%		0.40%	to	0.50%	20.09%	to	20.21%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	33	$14.81	to	$14.90	$488	0.00%		0.35%	to	0.50%	53.47%	to	53.70%
December 31, 2022	42	$9.68	to	$9.69	$407	0.00%		0.35%	to	0.40%	-35.96%	to	-35.92%
December 31, 2021	12	$15.11	to	$15.11	$188	0.00%		0.40%	to	0.40%	13.23%	to	13.23%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Service Class) (available October 1, 2021)
December 31, 2023	929	$15.40	to	$15.46	$14,323	1.48%		1.20%	to	1.30%	6.24%	to	6.35%
December 31, 2022	912	$14.50	to	$14.54	$13,228	1.49%		1.20%	to	1.30%	-7.36%	to	-7.27%
December 31, 2021	19	$15.65	to	$15.65	$304	0.00%		1.30%	to	1.30%	6.98%	to	6.98%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Money Market Portfolio (Class III) (available October 1, 2021)
December 31, 2023	19,854	$10.25	to	$10.59	$207,530	4.56%		0.00%	to	1.30%	3.26%	to	4.62%
December 31, 2022	11,777	$9.92	to	$10.13	$118,510	1.87%		0.00%	to	1.30%	-0.10%	to	1.22%
December 31, 2021	3,375	$10.00	to	$10.00	$33,768	0.00%	(2)	0.00%	to	0.00%	0.00%	to	0.00%	(2)
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2033 (available January 3, 2022)
December 31, 2023	14	$7.94	to	$8.01	$112	0.00%		1.90%	to	2.30%	2.25%	to	2.67%
December 31, 2022	33	$7.77	to	$7.80	$261	0.00%		1.90%	to	2.30%	-22.31%	to	-22.00%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

A176

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Franklin Multi-Asset Variable Moderate Growth Fund (Class I) (available February 24, 2020) (3)
December 31, 2023	4	$12.74	to	$12.79	$52	2.58%	0.40%	to	0.50%	17.22%	to	17.34%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2034 (available January 3, 2023)
December 31, 2023	17	$10.13	to	$10.13	$175	0.00%	2.40%	to	2.40%	1.30%	to	1.30%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2023 or for the periods indicated within.

(1)	Amount is less than 1,000 units and/or $1,000 in net assets.
(2)	Amount is less than 0.01%.
(3)	Subaccount became available for investment prior to 2023 but had no activity until 2023.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life. These charges are assessed through a reduction in unit values.

B.Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. Effective February 24, 2020, under the Prudential MyRock Advisor

Variable Annuity product, a fund access charge is assessed on the account value invested in certain subaccounts associated with funds that do not provide adequate revenue. This charge is assessed through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Preferred	1.40%	1.40%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential FlexGuard	1.20%	1.30%
Prudential FlexGuard Income	1.20%	1.30%
Prudential FlexGuard Income Select	2.80%	2.90%
Prudential MyRock Advisor Variable Annuity	0.25%	2.10%
Prudential Premier Advisor Variable Annuity Series(1)	0.35% / 0.55%	1.95%
Prudential Premier Investment Variable Annuity B Series(2)	0.48% / 0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity C Series	1.30%	3.15%
Prudential Premier Retirement Variable Annuity L Series	1.30%	3.10%
Prudential Premier Retirement Variable Annuity X Series	1.30%	3.25%
Prudential Premier Variable Annuity B Series	1.15%	2.55%
Prudential Premier Variable Annuity Bb Series	0.95%	2.35%
Prudential Premier Variable Annuity L Series	1.50%	2.90%
Prudential Premier Variable Annuity X Series	1.55%	2.95%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.50%
Strategic Partners FlexElite 2	1.65%	2.75%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.60%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.60%

(1)
Effective February 25, 2019, the base charge on Prudential Premier Advisor Variable Annuity Series product was reduced to 0.35%. Contracts issued under this product on or after February 25, 2019 will have a base charge of 0.35%.

(2)
Effective September 16, 2019, the base charge on Prudential Premier Investment Variable Annuity B Series product was reduced to 0.48%. Contracts issued under this product on or after September 16, 2019 will have a base charge of 0.48%.

C.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by state).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A177

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company and the Contract Owners of Pruco Life Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I) (1)	Vanguard Total Bond Market Index Portfolio (1)
PSF PGIM Total Return Bond Portfolio (Class I) (1)	Vanguard Total International Stock Market Index Portfolio (1)
PSF PGIM Jennison Blend Portfolio (Class I) (1)	Vanguard Total Stock Market Index Portfolio (1)
PSF PGIM Flexible Managed Portfolio (Class I) (1)	Vanguard Balanced Portfolio (1)
PSF PGIM 50/50 Balanced Portfolio (Class I) (1)	Vanguard Conservative Allocation Portfolio (1)
PSF PGIM Jennison Value Portfolio (Class I) (1)	Vanguard Growth Portfolio (1)
PSF PGIM High Yield Bond Portfolio (Class I) (1)	Vanguard High Yield Bond Portfolio (1)
PSF Natural Resources Portfolio (Class I) (1)	Vanguard Moderate Allocation Portfolio (1)
PSF Stock Index Portfolio (Class I) (1)	Vanguard Short-Term Investment Grade Portfolio (1)
PSF Global Portfolio (Class I) (1)	American Funds IS Asset Allocation Fund (Class1) (1)
PSF PGIM Jennison Growth Portfolio (Class I) (1)	American Funds IS Washington Mutual Investors Fund (Class 1) (1)
PSF Small-Cap Stock Index Portfolio (Class I) (1)	American Funds IS The Bond Fund of America® (Class 1) (1)
T. Rowe Price International Stock Portfolio (1)	American Funds IS Growth Fund (Class 1) (1)
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class) (1)	American Funds IS Growth-Income Fund (Class 1) (1)
Invesco V.I. Core Equity Fund (Series I) (1)	American Funds IS U.S. Government Securities Fund® (Class 1) (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	BlackRock Basic Value V.I. Fund (Class I) (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	BlackRock Capital Appreciation V.I. Fund (Class I) (1)
MFS® Research Series (Initial Class) (1)	BlackRock Equity Dividend V.I. Fund (Class I) (1)
MFS® Growth Series (Initial Class) (1)	BlackRock Global Allocation V.I. Fund (Class I) (1)
American Century VP Value Fund (Class I) (1)	DFA VA Global Bond Portfolio (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	DFA VA Short-Term Fixed Portfolio (1)
PSF PGIM Jennison Focused Blend Portfolio (Class I) (2)	DFA VA U.S. Large Value Portfolio (1)
Davis Value Portfolio (1)	DFA VA U.S. Targeted Value Portfolio (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	Fidelity® VIP Balanced Portfolio (Initial Class) (1)
PSF Small-Cap Value Portfolio (Class I) (3)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class) (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class) (1)
PSF Mid-Cap Growth Portfolio (Class I) (1)	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (1)
PSF International Growth Portfolio (Class I) (4)	Fidelity® VIP Financials Portfolio (Initial Class) (1)
A178

AST Cohen & Steers Realty Portfolio (1)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (1)
AST J.P. Morgan Tactical Preservation Portfolio (1)	Fidelity® VIP Health Care Portfolio (Initial Class) (1)
AST High Yield Portfolio (1)	Fidelity® VIP Industrials Portfolio (Initial Class) (1)
AST Small-Cap Value Portfolio (1)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (1)
AST Mid-Cap Growth Portfolio (1)	Fidelity® VIP Mid Cap Portfolio (Initial Class) (1)
AST Large-Cap Value Portfolio (1)	Fidelity® VIP Strategic Income Portfolio (Initial Class) (1)
AST Mid-Cap Value Portfolio (1)	Fidelity® VIP Technology Portfolio (Initial Class) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Fidelity® VIP Utilities Portfolio (Initial Class) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	ClearBridge Variable Mid Cap Portfolio (Class I) (1)
AST MFS Global Equity Portfolio (1)	ClearBridge Variable Small Cap Growth Portfolio (Class I) (1)
AST J.P. Morgan International Equity Portfolio (4)	Western Asset Core Plus VIT Portfolio (Class I) (1)
AST Wellington Management Hedged Equity Portfolio (5)	Western Asset Variable Global High Yield Bond Portfolio (Class I) (1)
AST Capital Growth Asset Allocation Portfolio (1)	MFS® Mid Cap Growth Series (Initial Class) (1)
AST Academic Strategies Asset Allocation Portfolio (1)	MFS® International Intrinsic Value Portfolio (Initial Class) (1)
AST Balanced Asset Allocation Portfolio (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class) (1)
AST Preservation Asset Allocation Portfolio (1)	MFS® International Growth Portfolio (Service Class) (1)
AST Prudential Growth Allocation Portfolio (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) (1)
AST Advanced Strategies Portfolio (1)	MFS® Technology Portfolio (Service Class) (1)
AST Large-Cap Growth Portfolio (1)	MFS® Investors Trust Series (Service Class) (1)
AST Government Money Market Portfolio (1)	MFS® Mid Cap Growth Series (Service Class) (1)
AST Small-Cap Growth Portfolio (1)	MFS® New Discovery Series (Service Class) (1)
AST International Value Portfolio (4)	MFS® Research Series (Service Class) (1)
AST International Equity Portfolio (1)	MFS® Total Return Bond Series (Service Class) (1)
AST Investment Grade Bond Portfolio (1)	MFS® Total Return Series (Service Class) (1)
AST Core Fixed Income Portfolio (1)	MFS® Utilities Series (Service Class) (1)
AST Cohen & Steers Global Realty Portfolio (6)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (1)
AST Emerging Markets Equity Portfolio (1)	American Funds IS Asset Allocation Fund (Class 4) (1)
AST J.P. Morgan Global Thematic Portfolio (1)	American Funds IS Washington Mutual Investors Fund (Class 4) (1)
ProFund VP Consumer Discretionary (1)	American Funds IS The Bond Fund of America® (Class 4) (1)
ProFund VP Consumer Staples (1)	American Funds IS Capital World Growth and Income Fund® (Class 4) (1)
ProFund VP Financials (1)	American Funds IS Global Small Capitalization Fund (Class 4) (1)
ProFund VP Health Care (1)	American Funds IS Growth Fund (Class 4) (1)
ProFund VP Industrials (1)	American Funds IS Growth-Income Fund (Class 4) (1)
ProFund VP Mid-Cap Growth (1)	American Funds IS International Fund (Class 4) (1)
ProFund VP Mid-Cap Value (1)	American Funds IS New World Fund® (Class 4) (1)
ProFund VP Real Estate (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (1)
ProFund VP Small-Cap Growth (1)	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (1)
A179

ProFund VP Small-Cap Value (1)	BlackRock Basic Value V.I. Fund (Class III) (1)
ProFund VP Communication Services (1)	BlackRock Capital Appreciation V.I. Fund (Class III) (1)
ProFund VP Utilities (1)	BlackRock Equity Dividend V.I. Fund (Class III) (1)
ProFund VP Large-Cap Growth (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (1)
ProFund VP Large-Cap Value (1)	Fidelity® VIP Balanced Portfolio (Service Class 2) (1)
Allspring VT International Equity Fund (Class 1) (1)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (1)
Allspring VT Discovery All Cap Growth Fund (Class 1) (1)	Fidelity® VIP Health Care Portfolio (Service Class 2) (1)
Allspring VT Small Cap Growth Fund (Class 1) (1)	AST Bond Portfolio 2032 (1)
AST Bond Portfolio 2022 (7)	PSF Global Portfolio (Class III) (1)
AST Quantitative Modeling Portfolio (1)	PSF Mid-Cap Growth Portfolio (Class III) (1)
AST BlackRock Global Strategies Portfolio (6)	PSF Natural Resources Portfolio (Class III) (1)
Allspring VT Opportunity Fund (Class 1) (1)	PSF PGIM 50/50 Balanced Portfolio (Class III) (1)
AST Bond Portfolio 2023 (1)	PSF PGIM Flexible Managed Portfolio (Class III) (1)
AST MFS Growth Allocation Portfolio (5)	PSF PGIM Government Income Portfolio (Class III) (1)
AST Western Asset Emerging Markets Debt Portfolio (4)	PSF PGIM High Yield Bond Portfolio (Class III) (1)
AST Bond Portfolio 2024 (1)	PSF PGIM Jennison Blend Portfolio (Class III) (1)
AST ClearBridge Dividend Growth Portfolio (1)	PSF PGIM Jennison Focused Blend Portfolio (Class III) (2)
AST Multi-Sector Fixed Income Portfolio (1)	PSF PGIM Jennison Growth Portfolio (Class III) (1)
AST Large-Cap Core Portfolio (1)	PSF PGIM Jennison Value Portfolio (Class III) (1)
AST Bond Portfolio 2025 (1)	PSF PGIM Total Return Bond Portfolio (Class III) (1)
AST T. Rowe Price Growth Opportunities Portfolio (1)	PSF Small-Cap Stock Index Portfolio (Class III) (1)
AST T. Rowe Price Diversified Real Growth Portfolio (5)	PSF Stock Index Portfolio (Class III) (1)
AST Prudential Flexible Multi-Strategy Portfolio (5)	PSF PGIM Government Income Portfolio (Class I) (1)
AST Franklin 85/15 Diversified Allocation Portfolio (5)	Fidelity® VIP High Income Portfolio (Initial Class) (1)
AST Bond Portfolio 2026 (1)	MFS® Investors Trust Series (Initial Class) (1)
AST Global Bond Portfolio (1)	MFS® Utilities Series (Initial Class) (1)
AST QMA International Core Equity Portfolio (4)	MFS® Value Series (Initial Class) (1)
BlackRock Global Allocation V.I. Fund (Class III) (1)	Vanguard Capital Growth Portfolio (1)
JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (8)	Vanguard Diversified Value Portfolio (1)
AST Bond Portfolio 2027 (1)	Vanguard Equity Income Portfolio (1)
NVIT Emerging Markets Fund (Class D) (1)	Vanguard International Portfolio (1)
AST Bond Portfolio 2028 (1)	American Funds IS Ultra-Short Bond Fund (Class 1) (1)
AST Bond Portfolio 2029 (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I) (1)
AST American Funds Growth Allocation Portfolio (5)	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (1)
AST Bond Portfolio 2030 (1)	DFA VA Global Moderate Allocation Portfolio (1)
AST BlackRock 80/20 Target Allocation ETF Portfolio (5)	DFA VA International Small Portfolio (1)
AST BlackRock 60/40 Target Allocation ETF Portfolio (5)	DFA VA International Value Portfolio (1)
AST Bond Portfolio 2031 (1)	ClearBridge Variable Appreciation Portfolio (Class I) (1)
Fidelity® VIP Contrafund® Portfolio (Initial Class) (1)	ClearBridge Variable Dividend Strategy Portfolio (Class I) (1)
Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (1)	ClearBridge Variable Large Cap Growth Portfolio (Class I) (1)
Fidelity® VIP Growth Portfolio (Initial Class) (1)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I) (1)
A180

Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (1)	Franklin Multi-Asset Variable Growth Fund (Class I) (1)
MFS® New Discovery Series (Initial Class) (1)	MFS® Technology Portfolio (Initial Class) (1)
MFS® Total Return Series (Initial Class) (1)	MFS® Value Series (Service Class) (1)
MFS® Total Return Bond Series (Initial Class) (1)	PSF PGIM Government Money Market Portfolio (Class III) (1)
Vanguard Equity Index Portfolio (1)	AST Bond Portfolio 2033 (9)
Vanguard Global Bond Index Portfolio (1)	Franklin Multi-Asset Variable Moderate Growth Fund (Class I) (1)
Vanguard Mid-Cap Index Portfolio (1)	AST Bond Portfolio 2034 (10)
Vanguard Real Estate Index Portfolio (1)
(1) Statement of net assets as of December 31, 2023, statement of operations for the period ended December 31, 2023 and statement of changes in net assets for the periods ended December 31, 2023 and 2022.

(2) Statement of net assets as of December 8, 2023 (date of merger), statement of operations for the period January 1, 2023 to December 8, 2023 and statement of changes in net assets for the period January 1, 2023 to December 8, 2023 and for the period ended December 31, 2022.

(3) Statement of net assets as of June 9, 2023 (date of merger), statement of operations for the period January 1, 2023 to June 9, 2023 and statement of changes in net assets for the period January 1, 2023 to June 9, 2023 and for the period ended December 31, 2022.

(4) Statement of net assets as of March 10, 2023 (date of merger), statement of operations for the period January 1, 2023 to March 10, 2023 and statement of changes in net assets for the period January 1, 2023 to March 10, 2023 and for the period ended December 31, 2022.

(5) Statement of net assets as of February 24, 2023 (date of merger), statement of operations for the period January 1, 2023 to February 24, 2023 and statement of changes in net assets for the period January 1, 2023 to February 24, 2023 and for the period ended December 31, 2022.

(6) Statement of net assets as of January 20, 2023 (date of merger), statement of operations for the period January 1, 2023 to January 20, 2023 and statement of changes in net assets for the period January 1, 2023 to January 20, 2023 and for the period ended December 31, 2022.

(7) Statement of net assets as of January 3, 2023 (date of liquidation), statement of operations for the period January 1, 2023 to January 3, 2023 and statement of changes in net assets for the period January 1, 2023 to January 3, 2023 and for the period ended December 31, 2022.

(8) Statement of net assets as of April 25, 2023 (date of liquidation), statement of operations for the period January 1, 2023 to April 25, 2023 and statement of changes in net assets for the period January 1, 2023 to April 25, 2023 and for the period ended December 31, 2022.

(9) Statement of net assets as of December 31, 2023, statement of operations for the period ended December 31, 2023 and statement of changes in net assets for the period ended December 31, 2023 and for the period January 3, 2022 (commencement of operations) to December 31, 2022.

(10) Statement of net assets as of December 31, 2023, statement of operations and statement of changes in net assets for the period January 3, 2023 (commencement of operations) to December 31, 2023.

Basis for Opinions

These financial statements are the responsibility of Pruco Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

A181

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 4, 2024

We have served as the auditor of one or more of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account since 1996.

A182